     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2001


                                                               FILE NO. 33-65512
                                                                        811-6484

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]


                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]

                                AMENDMENT NO. 18                             [X]


                            PROVIDENTMUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        PROVIDENTMUTUAL LIFE AND ANNUITY
                               COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000


                             ---------------------


                             JAMES BERNSTEIN ESQ.,

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                          1000 CHESTERBROOK BOULEVARD
                             BERWYN, PA 19312-1181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:


                             STEPHEN E. ROTH, ESQ.


                        SUTHERLAND ASBILL & BRENNAN LLP


                         1275 PENNSYLVANIA AVENUE, N.W.


                           WASHINGTON, DC 20004-2415


                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


         [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

         [ ] on (date) pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
 Interests in Individual Flexible Premium Deferred Variable Annuity Contracts.

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                                     PART A

                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

     INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM
        DEFERRED VARIABLE ANNUITY CONTRACTS

                     Issued by

     PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE
                      ACCOUNT

                        and

     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                    OF AMERICA

           SERVICE CENTER         MAIN ADMINISTRATIVE
       300 CONTINENTAL DRIVE            OFFICES
       NEWARK, DELAWARE 19713   1000 CHESTERBROOK BLVD.
                               BERWYN, PENNSYLVANIA 19312

               PHONE: 1-800-688-5177
                                                            PROSPECTUS


                                                           May 1, 2001


This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Providentmutual Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

      -- Providentmutual Variable Annuity Separate Account (the "Variable Account"), which invests in the portfolios listed on this page; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.


To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2001. For a free copy of the SAI, please call or write to us at our Service Center.



The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on page 44 of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.

PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;
      --  ARE NOT FEDERALLY INSURED;
      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND
      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

It may not be advantageous to replace existing insurance with the Contract.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following Portfolios are available:


     -- MARKET STREET FUND


        All Pro Broad Equity Portfolio

        All Pro Large Cap Growth Portfolio
        All Pro Large Cap Value Portfolio
        All Pro Small Cap Growth Portfolio
        All Pro Small Cap Value Portfolio
        Equity 500 Index Portfolio
        International Portfolio

        Mid Cap Growth Portfolio


        Balanced Portfolio

        Bond Portfolio
        Money Market Portfolio

     -- SCUDDER VARIABLE LIFE INVESTMENT FUND
        Bond Portfolio
        Growth and Income Portfolio
        International Portfolio

     -- OCC ACCUMULATION TRUST
        Equity Portfolio
        Managed Portfolio
        Small Cap Portfolio

     -- DREYFUS VARIABLE INVESTMENT FUND

        Growth and Income Portfolio


     -- THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
        Socially Responsible Portfolio

     -- FEDERATED INSURANCE SERIES
        Fund for U.S. Government Securities II
          Portfolio
        Utility Fund II Portfolio

     -- STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II

     -- STRONG OPPORTUNITY FUND II, INC.
        Strong Opportunity Fund II

     -- VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Bond Portfolio
        Worldwide Emerging Markets Portfolio
        Worldwide Hard Assets Portfolio
        Worldwide Real Estate Portfolio

     -- VARIABLE INSURANCE PRODUCTS FUND
        Equity-Income Portfolio
        Growth Portfolio
        High Income Portfolio


     -- VARIABLE INSURANCE PRODUCTS FUND II
        Asset Manager Portfolio
        Contrafund(R) Portfolio

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                        PAGE
                                        ----
GLOSSARY..............................    1
TABLE OF EXPENSES.....................    3
CONTRACT SUMMARY......................    8
  The Contract........................    8
  Charges and Deductions..............   10
  Annuity Provisions..................   10
  Federal Tax Status..................   11
PLACA, THE VARIABLE ACCOUNT AND THE
  PORTFOLIOS..........................   12
  Providentmutual Life and Annuity
     Company of America (PLACA).......   12
  Providentmutual Variable Annuity
     Separate Account (Variable
     Account).........................   12
  The Funds...........................   13
  Resolving Material Conflicts........   21
  Addition, Deletion or Substitution
     of Investments...................   21
DESCRIPTION OF ANNUITY CONTRACT.......   22
  Purchasing a Contract...............   22
  Cancellation (Free-Look) Period.....   22
  Premiums............................   22
  Allocation of Net Premiums..........   23
  Variable Account Value..............   23
  Transfer Privilege..................   24
  Dollar Cost Averaging...............   25
  Earnings Sweep Program..............   26
  Withdrawals and Surrender...........   27
  Death Benefit Before or After
     Maturity Date....................   29
  Proceeds on Maturity Date...........   30
  Telephone, Fax or E-mail Requests...   30
  Payments............................   30
  Modification........................   31
  Reports to Contract Owners..........   31
  Contract Inquiries..................   31
THE GUARANTEED ACCOUNT................   31
  Minimum Guaranteed and Current
     Interest Rates...................   31



                                        PAGE
                                        ----
  Calculation of Guaranteed Account
     Value............................   32
  Transfers from Guaranteed Account...   32
  Payment Deferral....................   32
CHARGES AND DEDUCTIONS................   32
  Surrender Charge (Contingent
     Deferred Sales Charge)...........   32
  Administrative Charges..............   33
  Mortality and Expense Risk Charge...   34
  Investment Advisory Fees and Other
     Expenses of the Portfolios.......   34
  Premium Taxes.......................   34
  Other Taxes.........................   34
PAYMENT OPTIONS.......................   35
  Election of Payment Options.........   35
  Description of Payment Options......   35
YIELDS AND TOTAL RETURNS..............   36
FEDERAL TAX STATUS....................   37
  Introduction........................   37
  Tax Status of the Contracts.........   38
  Taxation of Annuities -- In
     General..........................   38
  Taxation of Non-Qualified
     Contracts........................   38
  Taxation of Qualified Contracts.....   39
  Withholding.........................   41
  Possible Changes in Taxation........   41
  Other Tax Consequences..............   41
DISTRIBUTION OF CONTRACTS.............   41
LEGAL PROCEEDINGS.....................   42
VOTING PORTFOLIO SHARES...............   42
FINANCIAL STATEMENTS..................   43
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   44
APPENDIX A -- FINANCIAL HIGHLIGHTS....  A-1

GLOSSARY
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ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.

BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION (FREE-LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.


MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Money Market Portfolio of Market Street Fund.


NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.

PLACA (WE, OUR, US)
Providentmutual Life and Annuity Company of America.

QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits: or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at
300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.

VARIABLE ACCOUNT
Providentmutual Variable Annuity Separate Account.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Premiums....  None
Maximum Contingent Deferred Sales
  Charge (as a percentage of
  amount surrendered or
  withdrawn)......................       6%
Transfer Processing Fee...........  No fee for first twelve transfers in Contract Year.
                                    $25 fee for each transfer thereafter during Contract Year.
ANNUAL ADMINISTRATION FEE.........  $30 per Contract Year

VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable
  Account Value)
Mortality and Expense Risk
  Charges.........................    1.25%
Account Fees and Expenses(1)......    0.15%
                                    ---------
Total Variable Account Annual
  Expenses........................    1.40%



ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE PORTFOLIO
ASSETS):



                                                                             GROSS          NET
                                                                             TOTAL         TOTAL
                                               MANAGEMENT       OTHER        ANNUAL       ANNUAL
PORTFOLIO                                       FEES(2)      EXPENSES(3)    EXPENSES    EXPENSES(4)
---------                                      ----------    -----------    --------    -----------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly
     Growth Portfolio).......................     0.75%         0.26%         1.01%        0.91%
  All Pro Large Cap Growth Portfolio.........     0.70%         0.27%         0.97%        0.90%
  All Pro Large Cap Value Portfolio..........     0.70%         0.32%         1.02%        0.90%
  All Pro Small Cap Growth Portfolio.........     0.90%         0.27%         1.17%        1.10%
  All Pro Small Cap Value Portfolio..........     0.90%         0.34%         1.24%        1.10%
  Equity 500 Index Portfolio.................     0.24%         0.26%         0.50%        0.28%
  International Portfolio....................     0.75%         0.30%         1.05%        1.05%
  Mid Cap Growth Portfolio (formerly
     Aggressive Growth Portfolio)............     0.75%         0.26%         1.01%        0.95%
  Balanced Portfolio (formerly Managed
     Portfolio)..............................     0.55%         0.27%         0.82%        0.82%
  Bond Portfolio.............................     0.40%         0.27%         0.67%        0.67%
  Money Market Portfolio.....................     0.25%         0.26%         0.51%        0.50%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond Portfolio.............................     0.48%         0.10%         0.58%        0.58%
  Growth and Income Portfolio................     0.48%         0.08%         0.56%        0.56%
  International Portfolio....................     0.82%         0.14%         0.96%        0.96%
OCC ACCUMULATION TRUST
  Equity Portfolio...........................     0.80%         0.15%         0.95%        0.95%
  Managed Portfolio..........................     0.78%         0.08%         0.86%        0.86%
  Small Cap Portfolio........................     0.80%         0.10%         0.90%        0.90%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio................     0.75%         0.03%         0.78%        0.78%

                                                                             GROSS          NET
                                                                             TOTAL         TOTAL
                                               MANAGEMENT       OTHER        ANNUAL       ANNUAL
PORTFOLIO                                       FEES(2)      EXPENSES(3)    EXPENSES    EXPENSES(4)
---------                                      ----------    -----------    --------    -----------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
  INC.
  Socially Responsible Portfolio.............     0.75%         0.03%         0.78%        0.78%
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II
     Portfolio...............................     0.60%         0.24%         0.84%        0.84%
  Utility Fund II Portfolio..................     0.75%         0.16%         0.91%        0.91%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II.....................     1.00%         0.16%         1.16%        1.15%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II........................     1.00%         0.18%         1.18%        1.11%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio...................     1.00%         0.21%         1.21%        1.15%
  Worldwide Emerging Markets Portfolio.......     1.00%         0.33%         1.33%        1.26%
  Worldwide Hard Assets Portfolio............     1.00%         0.16%         1.16%        1.14%
  Worldwide Real Estate Portfolio............     1.00%         1.27%         2.27%        1.45%
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income Portfolio....................     0.48%         0.08%         0.56%        0.55%
  Growth Portfolio...........................     0.57%         0.08%         0.65%        0.64%
  High Income Portfolio......................     0.58%         0.10%         0.68%        0.68%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio....................     0.53%         0.08%         0.61%        0.61%
  Contrafund Portfolio.......................     0.57%         0.09%         0.66%        0.63%



     Premium taxes may be applicable, depending on the laws of your state.



     The above Table of Expenses is intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. Except as stated in the footnotes below, the table reflects expenses of the Variable Account and the Funds for the 2000 calendar year. For a more complete description of costs and expenses, see "Charges and Deductions" and the prospectuses of each Portfolio.

---------------

(1)Asset-based administration charge.



(2)The Management Fees in the above table for the Market Street Fund's All Pro Broad Equity, Mid Cap Growth, Balanced, and Bond Portfolios have been adjusted to reflect new management fees that became effective January 29, 2001.



(3)Other Expenses for the Market Street Fund Portfolios include an administrative expense of 0.10% (0.04% for the Equity 500 Index Portfolio). This administrative expense is payable to Provident Mutual Life Insurance Company ("PMLIC") for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.



(4)For certain Portfolios, certain expenses were reimbursed or fees waived during 2000. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. However, for certain Portfolios, no expenses were actually reimbursed or fees waived during 2000 because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.



     The fee and expense information regarding the Funds was provided by the Funds and has not been independently verified by PLACA. The Market Street Fund is affiliated with PLACA. None of the other Funds is affiliated with PLACA.

EXAMPLES



     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



     1. If you surrender your Contract at the end of the applicable time period:



SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio)......................................  $87.53    $118.93    $157.20    $290.94
  All Pro Large Cap Growth Portfolio.................   87.44     118.64     156.71     289.95
  All Pro Large Cap Value Portfolio..................   87.44     118.64     156.71     289.95
  All Pro Small Cap Growth Portfolio.................   89.32     124.38     166.41     309.41
  All Pro Small Cap Value Portfolio..................   89.32     124.38     166.41     309.41
  Equity 500 Index Portfolio.........................   81.61     100.70     126.12     227.19
  International Portfolio............................   88.85     122.95     164.00     304.58
  Mid Cap Growth Portfolio (formerly Aggressive
     Growth Portfolio)...............................   87.91     120.08     159.14     294.85
  Balanced Portfolio (formerly Managed Portfolio)....   86.69     116.34     152.81     282.07
  Bond Portfolio.....................................   85.28     112.01     145.45     267.11
  Money Market Portfolio.............................   83.68     107.09     137.06     249.89
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond Portfolio.....................................   84.43     109.41     141.02     258.03
  Growth and Income Portfolio........................   84.24     108.83     140.03     256.00
  International Portfolio............................   88.00     120.37     159.63     295.83
OCC ACCUMULATION TRUST
  Equity Portfolio...................................   87.91     120.08     159.14     294.85
  Managed Portfolio..................................   87.06     117.49     154.76     286.02
  Small Cap Portfolio................................   87.44     118.64     156.71     289.95
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio........................   86.31     115.19     150.85     278.10
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Socially Responsible Portfolio.....................   86.31     115.19     150.85     278.10
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II Portfolio...   86.88     116.92     153.78     284.04
  Utility Fund II Portfolio..........................   87.53     118.93     157.20     290.94
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II.............................   89.79     125.81     168.83     314.22
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II................................   89.41     124.67     166.90     310.37
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio...........................   89.79     125.81     168.83     314.22
  Worldwide Emerging Markets Portfolio...............   90.82     128.96     174.12     324.71
  Worldwide Hard Assets Portfolio....................   89.70     125.53     168.35     313.26
  Worldwide Real Estate Portfolio....................   92.61     134.37     183.20     342.56
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income Portfolio............................   84.15     108.54     139.54     254.99
  Growth Portfolio...................................   85.00     111.15     143.98     264.09
  High Income Portfolio..............................   85.37     112.30     145.94     268.11
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio............................   84.71     110.28     142.50     261.07
  Contrafund Portfolio...............................   84.90     110.86     143.48     263.08

     2. If you do not surrender your Contract at the end of the applicable time period:



SUBACCOUNT                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                              ------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio).......................................  $26.10    $80.19     $136.89    $290.94
  All Pro Large Cap Growth Portfolio..................   26.00     79.89      136.39     289.95
  All Pro Large Cap Value Portfolio...................   26.00     79.89      136.39     289.95
  All Pro Small Cap Growth Portfolio..................   28.00     85.86      146.30     309.41
  All Pro Small Cap Value Portfolio...................   28.00     85.86      146.30     309.41
  Equity 500 Index Portfolio..........................   19.80     61.21      105.16     227.19
  International Portfolio.............................   27.50     84.37      143.83     304.58
  Mid Cap Growth Portfolio (formerly Aggressive Growth
     Portfolio).......................................   26.50     81.38      138.88     294.85
  Balanced Portfolio (formerly Managed Portfolio).....   25.20     77.49      132.41     282.07
  Bond Portfolio......................................   23.70     72.99      124.90     267.11
  Money Market Portfolio..............................   22.00     67.87      116.33     249.89
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond Portfolio......................................   22.80     70.28      120.37     258.03
  Growth and Income Portfolio.........................   22.60     69.67      119.36     256.00
  International Portfolio.............................   26.60     81.68      139.37     295.83
OCC ACCUMULATION TRUST
  Equity Portfolio....................................   26.50     81.38      138.88     294.85
  Managed Portfolio...................................   25.60     78.69      134.40     286.02
  Small Cap Portfolio.................................   26.00     79.89      136.39     289.95
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio.........................   24.80     76.29      130.41     278.10
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Socially Responsible Portfolio......................   24.80     76.29      130.41     278.10
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II Portfolio....   25.40     78.09      133.40     284.04
  Utility Fund II Portfolio...........................   26.10     80.19      136.89     290.94
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II..............................   28.50     87.35      148.76     314.22
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II.................................   28.10     86.16      146.79     310.37
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio............................   28.50     87.35      148.76     314.22
  Worldwide Emerging Markets Portfolio................   29.60     90.62      154.16     324.71
  Worldwide Hard Assets Portfolio.....................   28.40     87.05      148.27     313.26
  Worldwide Real Estate Portfolio.....................   31.50     96.26      163.44     342.56
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income Portfolio.............................   22.50     69.37      118.86     254.99
  Growth Portfolio....................................   23.40     72.08      123.39     264.09
  High Income Portfolio...............................   23.80     73.29      125.40     268.11
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio.............................   23.10     71.18      121.88     261.07
  Contrafund Portfolio................................   23.30     71.78      122.89     263.08



     The Examples provided above assume no transfer charges or premium taxes have been assessed. The Examples also assume Net Total Annual Fund Expenses and that the Annual Administration Fee is $30 and that the estimated average Contract Account Value per Contract is $10,000, which translates the

Annual Administration Fee into an assumed 0.30% charge for purposes of the Examples based on a $1,000 investment.



     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

     THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

- PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract. For more information about how to purchase a Contract, see "Description of an Annuity Contract -- Purchasing a Contract."

- CANCELLATION (FREE LOOK) PERIOD. You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

     -- the amount of premiums you paid (including any Contract fees and charges),

        minus

     -- any amounts allocated to the Variable Account

        plus

     -- the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

- PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

- ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

- TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred.

- WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

- SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form which you may obtain by contacting our Service Center.

- DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:

     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges), or

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

     -- the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges).

If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.

- STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     -- the sum of premiums paid, less any withdrawals (including applicable
        Surrender Charges).

                             CHARGES AND DEDUCTIONS

$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totalling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

$ ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

$ ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.


$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.


$ MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.

$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:

        -- from premiums as they are received, or

        -- from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option or upon payment of a death benefit.

                               ANNUITY PROVISIONS

- MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.

- PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

        -- Life Annuity,

        -- Life Annuity with 10 Years Guaranteed, and

        -- Alternate Income Option.

     In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.


     - OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and contract account value. To obtain more information about these other contracts, contact our Service Center or your agent.


                               FEDERAL TAX STATUS


     Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at the time of the distribution, a penalty tax may also apply.


     WE OFFER OTHER VARIABLE ANNUITIES THAT HAVE DIFFERENT DEATH BENEFITS, FEATURES, AND OPTIONAL PROGRAMS. THESE OTHER ANNUITIES HAVE DIFFERENT CHARGES THAT WOULD AFFECT SUBACCOUNT PERFORMANCE AND CONTRACT ACCOUNT VALUE. PLEASE CONTACT OUR SERVICE CENTER TO OBTAIN MORE INFORMATION ABOUT THESE ANNUITIES.

                 PLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA (PLACA)


     We are a stock life insurance company and the issuer of the Contract. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2000, we had total assets of approximately $1.7 billion.



     We are a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 2000 had total assets of approximately $9.2 billion. On December 31, 1997, we entered into a Support Agreement with PMLIC. Under this agreement, PMLIC agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. PMLIC agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.


     PMLIC also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of PMLIC. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, PMLIC is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.

     We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT (VARIABLE ACCOUNT)

     The Providentmutual Variable Annuity Separate Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on May 9, 1991 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).

     The Variable Account currently has forty-eight Subaccounts, thirty-three of which are available under the Contracts. They are: All Pro Broad Equity; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Equity Index 500; International; Mid Cap Growth; Balanced; Bond; Money Market; Scudder Bond; Scudder Growth and Income; Scudder International; OCC Equity; OCC Small Cap; OCC Managed; Dreyfus Growth and Income; Dreyfus Socially Responsible; Federated Fund for U.S. Government Securities II; Federated Utility Fund II; Strong Mid Cap Growth Fund II; Strong Opportunity Fund II; Van Eck Worldwide Bond; Van Eck Worldwide Emerging Markets; Van Eck Worldwide Hard Assets; Van Eck Worldwide Real Estate; Fidelity Equity-Income; Fidelity Growth; Fidelity High Income; Fidelity Asset Manager, and Fidelity Contrafund(R). The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.


     The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of PLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of PLACA. PLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

THE FUNDS

     The Variable Account currently invests in Portfolios of various series-type Funds, eleven of which are available under the Contracts: Market Street Fund; Scudder Fund; OCC Trust; Dreyfus Fund; Dreyfus Socially Responsible Fund, Inc.; Federated Series; Strong Fund; Strong Opportunity Fund; Van Eck Trust; VIP Fund; and VIP II Fund. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

     The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

     In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

     Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

     Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

MARKET STREET FUND


     The All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Subaccounts invest in shares of the Market Street Fund. This Fund currently issues eleven "series" of shares, each of which represents interests in a separate Portfolio that corresponds to a Subaccount. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If these Portfolios are not yet available in your state, you may not allocate premiums to one of these Portfolios until such time as that Portfolio is available.


     The investment objectives/policies of the Market Street Fund Portfolios are summarized below.


              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
ALL PRO BROAD EQUITY                   -Seeks long-term capital appreciation. The portfolio pursues
(FORMERLY GROWTH PORTFOLIO)            its objective by investing primarily in equity securities of both larger and smaller companies included in the Wilshire
                                        500 equity universe that, at the time of purchase, the
                                        subadvisers believe offer above-average potential for
                                        growth in future earnings.
ALL PRO LARGE CAP GROWTH               - Seeks to achieve long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         equity securities of both larger and smaller companies
                                         included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer
                                         above-average potential for growth in future earnings.
ALL PRO LARGE CAP VALUE                - Seeks to provide long-term capital appreciation. The
                                       portfolio attempts to achieve this objective by investing
                                         primarily in undervalued equity securities of larger
                                         companies included in the Wilshire 5000 equity universe
                                         that, at the time of purchase, the subadvisers believe
                                         offer potential for long-term growth in future earnings.
ALL PRO SMALL CAP GROWTH               - Seeks to achieve long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         equity securities of smaller companies included in the
                                         Wilshire 5000 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO SMALL CAP VALUE                - Seeks to provide long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         undervalued equity securities of smaller companies
                                         included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer
                                         above-average potential for long-term growth in future
                                         earnings.
EQUITY 500 INDEX                       - Seeks to provide long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         common stocks included in the Standard & Poor's 500
                                         Composite Stock Price Index.
INTERNATIONAL                          - Seeks long-term growth of capital primarily through
                                       investments in a diversified portfolio of marketable equity securities of established foreign issuer companies.
MID CAP GROWTH (FORMERLY AGGRESSIVE    - Seeks to achieve a high level of long-term capital
GROWTH PORTFOLIO)                      appreciation. The portfolio pursues its objective by
                                         investing primarily in mid-cap companies whose earnings
                                         the subadviser expects to grow at a faster rate than the
                                         average company and in mid cap companies whose market
                                         capitalization falls within the range of companies in the
                                         S&P Mid Cap 400 Index.
BALANCED (FORMERLY MANAGED PORTFOLIO)  - Seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The portfolio pursues its objective by investing in both
                                         equities, such as stocks and bonds.

              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
BOND                                   - Seeks to generate a high level of current income
                                       consistent with prudent investment risk. The portfolio
                                         pursues its objective by investing primarily in a
                                         diversified portfolio of fixed income securities of U.S.
                                         and foreign issuers.
MONEY MARKET                           - Seeks to provide maximum current income consistent with
                                       capital preservation and liquidity. The portfolio pursues
                                         its objective by investing exclusively in U.S. dollar
                                         denominated money market instruments that present minimal
                                         credit risks.



     Market Street Investment Management Company ("MSIM") serves as investment adviser to all eleven Market Street Fund Portfolios. MSIM uses a "manager of managers" approach for these Portfolios under which MSIM allocates each Portfolio's assets among one or more "specialist" investment subadvisers. The subadvisers for all the Market Street Fund Portfolios are as follows:



                  PORTFOLIO                                         SUBADVISERS
                  ---------                                         -----------
ALL PRO EQUITY PORTFOLIO                       - Alliance Capital Management L.P.
                                               - Sanford C. Bernstein & Co., LLC
                                               - Husic Capital Management Company, LLC
                                               - Reams Asset Management

ALL PRO LARGE CAP GROWTH PORTFOLIO             - Alliance Capital Management L.P.
                                               - Geewax, Terker & Co.

ALL PRO LARGE CAP VALUE PORTFOLIO              - Mellon Equity Associates, LLP
                                               - Sanford C. Bernstein & Co., LLC

ALL PRO SMALL CAP GROWTH PORTFOLIO             - Husic Capital Management
                                               - Lee Munder Investments Ltd.

ALL PRO SMALL CAP VALUE PORTFOLIO              - Reams Asset Management Company, LLC
                                               - Sterling Capital Management LLC

EQUITY 500 INDEX PORTFOLIO                     - SSgA Funds Management, Inc.

INTERNATIONAL PORTFOLIO                        - The Boston Company Asset Management, LLC

MID CAP GROWTH PORTFOLIO                       - T. Rowe Price Associates, Inc.

BALANCED PORTFOLIO                             - Fred Alger Management, Inc.

BOND PORTFOLIO                                 - Western Asset Management Company



MSIM manages the MONEY MARKET PORTFOLIO without the services of a subadviser.


     With respect to the Equity 500 Index Portfolio:

    "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the

    Contract. See "Standard & Poor's" in the SAI, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S & P.


     In addition to the fee for the investment advisory services that is described in the Market Street Fund prospectus, each Portfolio of Market Street Fund pays its own brokerage costs and expenses generally, including administrative costs, custodial costs, and legal, accounting and printing costs. However, PMLIC has entered into an agreement with the Market Street Fund whereby PMLIC will reimburse each Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.40% of the average daily net assets of each Portfolio, except the Equity 500 Index Portfolio and the International Portfolio. PMLIC will reimburse the Equity 500 Index Portfolio and the International Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.04% and 0.75%, respectively. It is anticipated that this agreement will continue. If it is terminated, Portfolio expenses may increase.



SCUDDER VARIABLE LIFE INVESTMENT FUND


     The Scudder Bond Subaccount, Scudder Growth and Income Subaccount, and Scudder International Subaccount invest in shares of corresponding Portfolios of the Scudder Fund. The Scudder Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.

     The Scudder Fund has seven Portfolios. Only the Bond Portfolio, Growth and Income Portfolio, and International Portfolio are available under the Contracts. Their investment objectives/policies are summarized below:

    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
BOND                 - Seeks to provide a high-level income consistent with a
                     high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes
                       high-grade bonds.

GROWTH AND INCOME    - Seeks long-term growth of capital, current income, and
                     growth of income. This Portfolio primarily invests in common stocks, preferred stocks, and securities convertible to
                       common stocks.

INTERNATIONAL        - Seeks long-term growth of capital primarily through
                     diversified holdings of marketable foreign equity
                       investments. The Portfolio invests in common stocks of
                       established companies, listed on foreign exchanges.


     Scudder Kemper Investments, Inc. manages daily investments and business affairs of the Scudder Fund.


OCC ACCUMULATION TRUST


     The OCC Equity Subaccount, OCC Managed Subaccount, and OCC Small Cap Subaccount invest in shares of corresponding portfolios of the OCC Accumulation Trust. Shares of the OCC Accumulation Trust are sold to separate accounts of life insurance companies established to fund variable annuity contracts.

     The OCC Accumulation Trust currently has seven Portfolios. Only the Equity Portfolio, Managed Portfolio, and Small Cap Portfolio are available for investment under the Contracts. Their investment objectives/policies are summarized below:



    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
EQUITY               - Seeks long-term capital appreciation through investment in a diversified portfolio consisting primarily of equity
                       securities selected on the basis of a value-oriented
                       approach to investing.

MANAGED - Seeks growth of capital over time through investment in a portfolio consisting of common stocks, fixed income securities, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.

SMALL CAP            - Seeks capital appreciation through investment in a
                     diversified portfolio consisting primarily of equity
                       securities of companies with market capitalizations of
                       under $2 billion.



     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital. Oppenheimer Capital is a subsidiary of PIMCO Advisors L.P. For the OCC Managed Subaccount, OpCap Advisors has an agreement with Pacific Investment Management Co., an affiliate of OpCap Advisors, to provide investment advisory services for a portion of this Portfolio's investments.


DREYFUS VARIABLE INVESTMENT FUND AND THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


     The Dreyfus Growth and Income Subaccount invests in shares of corresponding Portfolios of the Dreyfus Fund. The Dreyfus Socially Responsible Subaccount invests in shares of the Dreyfus Socially Responsible Fund. These Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.


     The investment objectives/policies of these Funds are summarized below:


    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
GROWTH AND INCOME    - Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To
                       pursue this goal, it invests in stocks, bonds and money
                       market instruments of domestic and foreign issuers.

SOCIALLY             - The Fund seeks to provide capital growth, with current
RESPONSIBLE          income as a secondary goal. To pursue these goals, the Fund invests primarily in the common stock of companies that,
                       in the opinion of the Fund's management, meet traditional
                       investment standards and conduct their business in a
                       manner that contributes to the enhancement of the quality
                       of life in America.



     The Dreyfus Corporation ("Dreyfus") serves as adviser to these Portfolios and Fund. NCM Capital Management Group, Inc. ("NCM"), serves as subadviser to the Dreyfus Socially Responsible Portfolio and provides day-to-day management of its securities holdings.


FEDERATED INSURANCE SERIES

     The Federated Fund for U.S. Government Securities II Subaccount and the Federated Utility Fund II Subaccount invest in shares of corresponding Portfolios of the Federated Series. The Federated Series is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance.

     The Federated Series currently consists of twelve Portfolios. The Fund for U.S. Government Securities II Portfolio and Utility Fund II Portfolio are available under the Contracts. Their investment objectives/policies are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES

FUND FOR U.S. GOVERNMENT
SECURITIES II                    - Seeks to provide current income. This
                                   Portfolio invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. Government, its agencies, or instrumentalities.

UTILITY FUND II                  - Seeks to achieve high current income and
                                   moderate capital appreciation. This Portfolio invests primarily in equity and debt securities of utility companies.


     Federated Investment Management Company ("Federated") serves as adviser to these Portfolios. Federated Global Investment Management Corp. ("Federated Global") serves as subadviser to the Utility Fund II.


STRONG VARIABLE INSURANCE FUNDS, INC.

     The Strong Mid Cap Growth Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Fund. Strong Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     Strong Fund issues a number of "series" or classes of shares, each of which represents an interest in a separate investment portfolio within the Strong Fund. One of the series is available for investment under the Contract: Strong Mid Cap Growth Fund II.

     The investment objectives/policies of this Portfolio are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES

STRONG MID CAP GROWTH FUND II    - Seeks capital growth by investing at least
                                   65% of its assets in stocks of
                                   medium-capitalization companies that the
                                   Portfolio's managers believe have favorable prospects for accelerating growth of earnings, but are selling at reasonable valuations based on earnings, cash flow, or asset value.


     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc.


STRONG OPPORTUNITY FUND II, INC.

     The Strong Opportunity Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Opportunity Fund. Strong Opportunity Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     The investment objectives/policies of the Strong Opportunity Fund II are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES

STRONG OPPORTUNITY FUND II       - Seeks capital growth by investing primarily
                                   in stocks of medium-capitalization companies that the Portfolio's managers believe are underpriced, yet have attractive growth prospects.

     Strong Opportunity Fund II is managed by Strong Capital Management, Inc.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, Van Eck Worldwide Emerging Markets, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the corresponding Portfolios of the Van Eck Trust.

     The investment objectives/policies of the Portfolios of Van Eck Trust are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES


WORLDWIDE BOND                   - Seeks high total return--income plus capital
                                   appreciation--by investing, primarily, in a variety of debt securities.


WORLDWIDE EMERGING
  MARKETS                        - Seeks long-term capital appreciation by
                                   investing primarily in equity securities in emerging markets around the world.


WORLDWIDE HARD ASSETS            - Seeks long-term capital appreciation by
                                   investing globally, primarily in "hard assets securities." Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate and commodities.



WORLDWIDE REAL ESTATE            - Seeks to maximize total return by investing
                                   primarily in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.



     The investment adviser for the Van Eck Worldwide Bond, Worldwide Hard Assets, and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates.


VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     The Fidelity Equity-Income Subaccount, Fidelity Growth Subaccount, and Fidelity High Income Subaccount invest in shares of corresponding Portfolios of the VIP Fund. The Fidelity Asset Manager Subaccount and Fidelity Contrafund(R) Subaccount invest in shares of corresponding Portfolios of the VIP II Fund. The VIP Fund and the VIP II Fund each offer insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     The VIP Fund and the VIP II Fund issue a number of "series" or classes of shares, each of which represents an interest in a separate Portfolio within the VIP Fund or VIP II Fund. Three of the VIP Fund series are available for investment under the Contract: VIP Equity-Income Portfolio; VIP Growth

Portfolio; and VIP High Income Portfolio. Two of the VIP II Fund Series are available for investment under the Contract: VIP II Asset Manager Portfolio and VIP II Contrafund(R) Portfolio.

     The investment objectives/policies of these Portfolios are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES

VIP EQUITY-INCOME                - Seeks reasonable income by investing
                                   primarily in income-producing equity
                                   securities. In choosing these securities, the Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP GROWTH                       - Seeks to achieve capital appreciation. The
                                   Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds, and preferred stocks.

VIP HIGH INCOME                  - Seeks to obtain a high level of current
                                   income by investing primarily in
                                   high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

VIP II ASSET MANAGER             - Seeks to obtain high total return with
                                   reduced risk over the long-term by allocating assets among stocks, bonds, and short-term money market instruments.

VIP II CONTRAFUND(R)             - Seeks capital appreciation by investing in
                                   securities of companies where value is not fully recognized by the public.

     The Portfolios of the VIP Fund and VIP II Fund are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). FMR (U.K.) and FMR Far East provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe; FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.


     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.


     Each of these Portfolios also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR, under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.

     You should read the prospectuses for the Portfolios carefully before investing. You can find more detailed information about the Portfolios' investment objectives, policies and restrictions, expenses, investment advisory services, charges, and investment risks in the current prospectus for each Fund which accompanies this prospectus and the current SAI for each Fund.

     Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the

Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

     Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

     We may receive compensation from the investment adviser of a Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

RESOLVING MATERIAL CONFLICTS


     The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by PLACA and PMLIC, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.


     We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the Portfolios available within the Variable Account. If the shares of any Portfolio are no longer available for investment, or for any other appropriate reason, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     Furthermore, we may close Subaccounts to allocations of premiums or Contract Account Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

     We also reserve the right to establish additional Subaccounts, each of which would invest in shares corresponding to an existing or new Portfolio. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us.

     If any of these substitutions or changes are made, we may by appropriate endorsement change the Contract to reflect the substitution or change. If we deem it to be in the best interest of Owners and Annuitants, subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under the 1940 Act if registration is no longer required, or combined with our other separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

PURCHASING A CONTRACT

     To purchase a Contract, you must submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract.

     We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.


     State Variations. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsement or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.



     Replacement of Existing Insurance. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.


CANCELLATION (FREE-LOOK) PERIOD


     The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account). In states that require it, we will refund the premiums paid.


PREMIUMS

     We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

ALLOCATION OF NET PREMIUMS

     We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)

     If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.

     You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premium is allocated at the end of the Valuation Period in which the subsequent premium is received by us in the same manner, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

     Accumulation Units. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

     The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

     Net Investment Factor. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

          (a) is the net result of:

             1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

             2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

             3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

             4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

             5. the amount charged for mortality and expense risk for that
                Valuation Period; minus

             6. the amount charged for administration for that Valuation Period;
                and

          (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


     Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by an Owner or the Owner agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.



     Automatic Asset Rebalancing. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice, telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.



     Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. We reserve the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you. You may not elect the Automatic Asset Rebalancing if you elect the Dollar Cost Averaging or Earnings Sweep Program.


     Advance Orders of Transfers. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

     Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

DOLLAR COST AVERAGING

     The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months --

$3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")


     You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us at our Service Center by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.


     After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers have been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.


     Transfers made under the Dollar Cost Averaging program are not subject to any transfer charge and will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.



EARNINGS SWEEP PROGRAM



     We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.



     The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthiversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:



     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on a monthiversary, minus



     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthiversary, minus



     - any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date, minus



     - any transfers to the Money Market Subaccount or the Guaranteed Account since that date, plus



     - any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date, plus



     - any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.



     As with Dollar Cost Averaging, by allocating Earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.



     To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.



     After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.



     Transfers made under the Earnings Sweep Program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.


WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should contact your plan administrator.

     The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

     You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

     A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Systematic Withdrawals. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

     Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

     We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

     As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.


     You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")


     Charitable Remainder Trust Rider. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/ withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or (2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.

     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

     In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

     Contract Termination. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, are less than $2,000.

     We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)


DEATH BENEFIT BEFORE OR AFTER MATURITY DATE


     We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.

     Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: (1) the premiums paid, less any withdrawals (including applicable Surrender Charges); or
(2) the Contract Account Value on the date we receive due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

          1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

          2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or

          3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     There is no death benefit payable if the Annuitant dies after the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

     Step-up Rider. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. Premiums paid between the six year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

PROCEEDS ON MATURITY DATE

     Subject to our approval and state law you select the Maturity Date.

     Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

     You may change the Maturity Date subject to these limitations:

     1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

     2. The new Maturity Date is at least 30 days after we receive the change request; and

     3. The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.


TELEPHONE, FAX OR E-MAIL REQUESTS



     In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our service center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:



     1.You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.



     2.You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.



     We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.



     We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures. Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.


PAYMENTS

     Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

     2. the SEC permits by an order the postponement for the protection of Owners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.

     We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to you, we may modify the Contract, if a modification:

     1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

     2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides other Subaccounts and/or Guaranteed Account options.

     In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to us at our Service Center.

                             THE GUARANTEED ACCOUNT


     You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium Payments and for transfers of Contract Account Value.

     We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

CALCULATION OF GUARANTEED ACCOUNT VALUE

     The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

     We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

     Charges for Withdrawal or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        6%
          2                        5
          3                        4
          4                        3
          5                        2
          6                        1
     7 and after                   0

     We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

     When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Free Withdrawal Amount Charge. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. Some states may limit the amount of the Annual Administration Fee. No Annual Administration Fee is payable during the annuity period.

     Asset-Based Administration Charge. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.

     The Contracts are administered by PMLIC pursuant to a Service Agreement between PMLIC and ourselves. Under the agreement, PMLIC also maintains records of transactions relating to the Contracts and provides other services.


     Transfer Processing Fee. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.


MORTALITY AND EXPENSE RISK CHARGE

     To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

     Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES


     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.


     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

OTHER TAXES

     Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.

                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

     Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

     Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

     The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF PAYMENT OPTIONS

     A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

     In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

     Option A -- Life Annuity Option. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age is determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an Alternate Income Option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

     From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, standard annual total returns and non-standard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the SAI.

     Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, respectively, the total returns for these periods are provided. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the versions described above, total return performance information computed on other versions may be used in advertisements and sales literature. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the

Surrender Charge. Total return information will be higher when the Surrender Charge is excluded than when it is included.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on PLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how the Owner's interest in the Contract will be distributed in the event of the Owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES -- IN GENERAL


     We believe that if an Owner is a natural person, the Owner will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals and Surrenders. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals and Surrenders. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.


     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment, designation, or exchange should consult a tax adviser as to these tax consequences.



     Charitable Remainder Trust Rider. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the Internal Revenue Service. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.


     Multiple Contracts. All annuity contracts that are issued by PLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


TAXATION OF QUALIFIED CONTRACTS


     The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

     The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.


     Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.


     Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.


     Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow the employer to make contributions to SIMPLE IRAs on behalf of their employees. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs, and SEP IRAs.



     Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2;
(2) to the beneficiary of the owner
after the owner's death; (3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."

     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.


     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.



     Death Benefits. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.


WITHHOLDING

     Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is the taxable portion of any distribution from these plans, except for certain distributions such as minimum distributions required by the Code, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another section 401(a) or section 403(b) plan (as applicable) or to an IRA.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS

     The Contracts are offered to the public on a continuous basis. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to do so. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of PMLIC and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the National Association of Securities Dealers, Inc.


     1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717.



     We pay commissions, including other incentives or payments, to 1717 and to a number of nonaffiliated broker-dealers. We recoup commissions and other sales expenses through fees and charges imposed under the Contract. Although fees and charges are a source of revenues for this purpose, commissions paid on the Contract, including other incentives or payments, are not charged directly to Contract owners or the Separate Account.



     1717 retains the commissions on Contracts sold by its representatives. Nonaffiliated broker-dealers receive commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 7% of premiums.



     Under our distribution agreement with 1717, we pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Contracts. We also pay for 1717's operating and other expenses. Commissions payable to registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, may be paid to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Contract sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.



     Because registered representatives (of 1717 or other broker-dealers) who sell the Contracts are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.


                               LEGAL PROCEEDINGS

     PMLIC and its subsidiaries, like other life insurance companies, are from time to time involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC and PLACA believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on either of them or the Variable Account.

                            VOTING PORTFOLIO SHARES

     Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

     We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.

     The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

     If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

     Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS


     Our audited statements of financial condition as of December 31, 2000 and 1999, and the related statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2000, as well as the Report of Independent Accountants, are contained in the SAI. The audited statements of assets and liabilities for the Variable Account as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, are also included in the SAI.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Additional Contract Provisions..............................     S-2
     The Contract...........................................     S-2
     Incontestability.......................................     S-2
     Misstatement of Age or Sex.............................     S-2
     Non-Participation......................................     S-2
Calculation of Yields and Total Returns.....................     S-2
     Money Market Subaccount Yields.........................     S-3
     Other Subaccount Yields................................     S-4
     Average Annual Total Returns...........................     S-4
     Other Total Returns....................................     S-8
     Effect of the Administration Fee on Performance Data...    S-10
Standard & Poor's...........................................    S-11
Safekeeping of Account Assets...............................    S-11
State Regulation............................................    S-11
Records and Reports.........................................    S-12
Legal Matters...............................................    S-12
Experts.....................................................    S-12
Other Information...........................................    S-12
Financial Statements........................................    S-12

                                   APPENDIX A
                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."


     The table below sets forth certain information regarding the Subaccounts as of December 31, 2000.


                                              NUMBER OF                     NUMBER OF                        NUMBER OF
                                                UNITS                         UNITS                            UNITS
                                UNIT VALUE   OUTSTANDING   UNIT VALUE      OUTSTANDING      UNIT VALUE      OUTSTANDING
                                  AS OF         AS OF        AS OF            AS OF           AS OF            AS OF
          SUBACCOUNT             12/31/00     12/31/00      12/31/99        12/31/99         12/31/98        12/31/98
          ----------            ----------   -----------   ----------      -----------      ----------      -----------
Market Street All Pro Broad
 Equity (formerly Growth
 Portfolio)...................   1,170.95     30,089.95     1,082.22        36,535.03        1,065.67        34,680.05
Market Street All Pro Large
 Cap Growth...................     576.76     28,526.68       721.62        16,594.64          583.02         3,398.61
Market Street All Pro Large
 Cap Value....................     492.50     12,975.26       490.76        10,251.06          490.39         3,752.20
Market Street All Pro Small
 Cap Growth...................     715.66     28,248.88       919.80        15,683.15          485.44         2,787.56
Market Street All Pro Small
 Cap Value....................     441.75     16,069.68       370.54         8,460.21          408.65         2,343.81
Market Street Equity 500 Index
 (formerly Fidelity Index
 500).........................   1,465.42     89,779.98     1,636.75        91,709.23        1,377.32        61,689.14
Market Street International...     934.58     20,759.97       975.06        22,407.12          764.54        22,728.56
Market Street Mid Cap Growth
 (formerly Aggressive Growth
 Portfolio)...................   1,384.12     16,804.68     1,014.50        12,579.61          887.21        12,301.49
Market Street Balanced
 (formerly Managed
 Portfolio)...................     924.31     14,052.88       861.32        17,728.19          866.94        18,219.44
Market Street Bond............     657.46     18,085.07       608.19        21,753.98          637.92        18,437.76
Market Street Money Market....     647.63     90,706.06       618.73        77,880.41          598.06        62,328.14
Scudder Bond..................     665.72     17,108.31       610.50        19,173.00        1,181.96        19,823.89
Scudder Growth and Income.....     971.53     18,856.97     1,006.14        21,851.23          724.89        22,809.77
Scudder International.........     880.78     25,400.54     1,140.30        20,743.49        1,117.54        53,641.58
OCC Equity....................   1,295.47     15,026.58     1,195.14        18,277.71          625.13        17,333.39
OCC Managed...................   1,252.24     32,559.61     1,157.06        42,989.61          748.08        19,335.69
OCC Small Cap.................     997.72     17,256.58       701.71        19,273.71          962.07        22,590.73
Dreyfus Growth and Income.....   1,067.04     19,270.14     1,124.52        20,385.92          975.63        20,073.85
Dreyfus Socially
 Responsible..................   1,319.54     19,228.81     1,503.98        15,371.49        1,172.49         9,357.48
Federated U.S. Government
 Securities II................     663.18     15,436.06       606.11        17,731.89          618.36        15,015.43
Federated Utility Fund II.....     799.54      9,670.52       890.32        11,493.39          886.67        11,449.65
Strong Mid Cap Growth Fund II      416.75     17,120.70
Strong Opportunity Fund II         494.33      2,626.72
Van Eck Worldwide Bond........     537.64      3,276.04       535.14         3,677.74          345.27           791.04
Van Eck Worldwide Emerging
 Markets......................     336.57     20,032.46       587.10        11,368.57          297.26         1,094.81
Van Eck Worldwide Hard
 Assets.......................     452.62      2,549.36       411.96         1,882.22          588.75           430.59
Van Eck Worldwide Real
 Estate.......................     481.58      2,316.90       411.36         1,158.87          425.72           396.85
Variable Insurance Products
 Fund -- Equity-Income........   1,248.84     69,141.27     1,168.00        85,196.19        1,113.96        78,563.14
Variable Insurance Products
 Fund -- Growth...............   1,482.40    103,766.67     1,688.61        95,738.72        1,245.95        74,160.15
Variable Insurance Products
 Fund -- High Income..........     606.18     24,842.92       792.88        28,780.47          743.43        26,474.33
Variable Insurance Products
 Fund II -- Asset Manager.....     898.97     44,911.64       948.86        49,766.45          866.16        42,506.75
Variable Insurance Products
 Fund II -- Contrafund(R).....   1,272.63     64,669.78     1,382.01        63,090.61        1,127.92        46,442.16

                                                 NUMBER OF                        NUMBER OF                        NUMBER OF
                                                   UNITS                            UNITS                            UNITS
                                UNIT VALUE      OUTSTANDING      UNIT VALUE      OUTSTANDING      UNIT VALUE      OUTSTANDING
                                  AS OF            AS OF           AS OF            AS OF           AS OF            AS OF
          SUBACCOUNT             12/31/97        12/31/97         12/31/96        12/31/96         12/31/95        12/31/95
          ----------            ----------      -----------      ----------      -----------      ----------      -----------
Market Street All Pro Broad
 Equity (formerly Growth
 Portfolio)...................     950.55        32,051.38         775.34         26,301.47         657.63         18,875.42
Market Street All Pro Large
 Cap Growth...................
Market Street All Pro Large
 Cap Value....................
Market Street All Pro Small
 Cap Growth...................
Market Street All Pro Small
 Cap Value....................
Market Street Equity 500 Index
 (formerly Fidelity Index
 500).........................   1,080.42        48,054.18         831.78         27,336.86         686.64         10,496.23
Market Street International...     704.02        23,495.92         651.04         23,424.42         595.43         17,907.81
Market Street Mid Cap Growth
 (formerly Aggressive Growth
 Portfolio)...................     833.15        11,389.39         697.07          9,335.43         584.65          6,154.75
Market Street Balanced
 (formerly Managed
 Portfolio)...................     781.27        16,899.90         653.55         13,564.35         592.07          9,803.13
Market Street Bond............     597.74        10,217.64         553.59          7,672.67         545.35          4,938.33
Market Street Money Market....     575.95        45,925.41         554.47         45,000.79         534.58         30,689.17
Scudder Bond..................   1,071.54        19,067.19         858.13         12,563.72         572.66         11,392.30
Scudder Growth and Income.....     808.05        22,411.36         670.35         16,021.07         724.69         27,336.42
Scudder International.........   1,057.94        54,119.40         877.27         43,626.63         545.82          6,615.25
OCC Equity....................     594.92        13,308.44         553.18         10,238.78         705.50          7,248.38
OCC Managed...................     641.18        16,570.16         596.09          9,325.04         526.65          1,170.05
OCC Small Cap.................     913.35        17,259.20         709.94          6,349.82         589.44            978.99
Dreyfus Growth and Income.....     884.85        19,203.03         772.15         16,123.15         648.54          3,543.50
Dreyfus Socially
 Responsible..................     918.99         5,878.19         725.61          2,403.71         607.04            211.32
Federated U.S. Government
 Securities II................     582.47         6,129.09         544.01          3,591.63         529.49            888.69
Federated Utility Fund II.....     789.26         6,448.18         632.04          4,346.85         574.58          1,076.36
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II
Van Eck Worldwide Bond........
Van Eck Worldwide Emerging
 Markets......................
Van Eck Worldwide Hard
 Assets.......................
Van Eck Worldwide Real
 Estate.......................
Variable Insurance Products
 Fund -- Equity-Income........   1,011.99        73,730.38         801.08         61,560.52         710.92         38,336.60
Variable Insurance Products
 Fund -- Growth...............     905.80        67,965.10         743.89         59,854.74         657.74         34,695.62
Variable Insurance Products
 Fund -- High Income..........     788.02        21,860.95         679.15         14,990.01         604.03          7,048.75
Variable Insurance Products
 Fund II -- Asset Manager.....     763.46        37,474.25         641.70         32,768.43         567.88         28,966.21
Variable Insurance Products
 Fund II -- Contrafund(R).....     879.99        38,683.95         718.85         23,454.47         601.00          7,495.00

                                                 NUMBER OF                        NUMBER OF
                                                   UNITS                            UNITS
                                UNIT VALUE      OUTSTANDING      UNIT VALUE      OUTSTANDING
                                  AS OF            AS OF           AS OF            AS OF
          SUBACCOUNT             12/31/94        12/31/94         12/31/93        12/31/93
          ----------            ----------      -----------      ----------      -----------
Market Street All Pro Broad
 Equity (formerly Growth
 Portfolio)...................    511.45         12,476.41         506.46          3,168.61
Market Street All Pro Large
 Cap Growth...................
Market Street All Pro Large
 Cap Value....................
Market Street All Pro Small
 Cap Growth...................
Market Street All Pro Small
 Cap Value....................
Market Street Equity 500 Index
 (formerly Fidelity Index
 500).........................    507.68          3,571.24         509.51            818.51
Market Street International...    528.22         15,548.80         534.25          2,539.74
Market Street Mid Cap Growth
 (formerly Aggressive Growth
 Portfolio)...................    522.44          2,846.86         529.79            452.21
Market Street Balanced
 (formerly Managed
 Portfolio)...................    482.84          8,582.76         498.70          2,536.72
Market Street Bond............    459.55          3,487.30         493.74          1,656.64
Market Street Money Market....    513.30         16,531.43         501.47          4,652.76
Scudder Bond..................    515.26          2,813.10         503.29            313.68
Scudder Growth and Income.....    503.97          8,553.37         516.26            842.45
Scudder International.........
OCC Equity....................    468.40          4,419.73         498.86            726.58
OCC Managed...................        --                --             --                --
OCC Small Cap.................    504.88         15,233.99         498.94          2,723.17
Dreyfus Growth and Income.....        --                --             --                --
Dreyfus Socially
 Responsible..................        --                --             --                --
Federated U.S. Government
 Securities II................        --                --             --                --
Federated Utility Fund II.....        --                --             --                --
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II
Van Eck Worldwide Bond........
Van Eck Worldwide Emerging
 Markets......................
Van Eck Worldwide Hard
 Assets.......................
Van Eck Worldwide Real
 Estate.......................
Variable Insurance Products
 Fund -- Equity-Income........    533.64         16,111.04         505.43          2,674.86
Variable Insurance Products
 Fund -- Growth...............    492.73         19,272.81         499.75          2,368.98
Variable Insurance Products
 Fund -- High Income..........    507.88          4,060.78         523.11            298.26
Variable Insurance Products
 Fund II -- Asset Manager.....    492.38         28,637.01         531.69          2,806.80
Variable Insurance Products
 Fund II -- Contrafund(R).....        --                --             --                --

               PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (REGISTRANT)

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                                  (DEPOSITOR)

                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


     This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Providentmutual Life and Annuity Company of America ("PLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2001 and the prospectuses for Market Street Fund; Scudder Variable Life Investment Fund; OCC Accumulation Trust; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series; Strong Variable Insurance Funds, Inc.; Strong Opportunity Fund II, Inc.; Van Eck Worldwide Insurance Trust; Variable Insurance Products Fund; and Variable Insurance Products Fund II. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2001


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*


  ADDITIONAL CONTRACT PROVISIONS (22-35)......................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS (36)................   S-2
       Money Market Subaccount Yields.........................   S-3
       Other Subaccount Yields................................   S-4
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-8
       Effect of the Administration Fee on Performance Data...  S-10
  STANDARD & POOR'S...........................................  S-11
  SAFEKEEPING OF ACCOUNT ASSETS...............................  S-11
  STATE REGULATION............................................  S-11
  RECORDS AND REPORTS.........................................  S-12
  LEGAL MATTERS (42)..........................................  S-12
  EXPERTS.....................................................  S-12
  OTHER INFORMATION...........................................  S-12
  FINANCIAL STATEMENTS (43)...................................  S-12
  FINANCIAL STATEMENTS INDEX (Appendix A).....................   A-1


---------------

* Numbers in parentheses refer to corresponding pages of the prospectus for the Contract.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract between you and us is made up of the Contract and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

INCONTESTABILITY

     We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age and sex.

     If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in our divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, we may disclose historical performance data for the Subaccounts including yields, effective yields, annual total returns, and other measures of performance. This performance data will be computed, or accompanied by performance data computed, in accordance with SEC standards.

     Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. In addition, calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of the premium depending on the state in which the Contract is sold.

     The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Market Street Fund is affiliated with PLACA. None of the other Funds is affiliated with PLACA. While PLACA has no reason to doubt the accuracy of the figures provided by these non-affiliated Funds, PLACA does not represent that they are true and complete, and disclaims all responsibility for these figures.

     PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Annual Administration Fee; (2) the Asset-Based Administration Charge; and (3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Administration Fee deducted at the end of each Contract Year. Current yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:


     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.


     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.


     The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2000 were 3.87% and 3.95%, respectively.


OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


     The yield is computed by dividing: (1) the net investment income of the Portfolio attributable to the Subaccount's Accumulation Units less Subaccount expenses for the period; by (2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period. This number is then compounded for a twelve-month period. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Annual Administration Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:



     Yield = ((((NI - ES)/(U X UV)) + 1)(12) - 1)


     Where:

     NI   = net investment income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of Accumulation Units outstanding.

     UV = the unit value at the close of the last day in the 30-day or one-month period.

     A Subaccount's yield is affected by changes in interest rates, the average portfolio maturity of a Portfolio, the types and quality of portfolio securities held by the Portfolio, and a Portfolio's operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     Until a Subaccount has been in operation for 10 years, PLACA will include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Market Street Fund International, Growth, Aggressive Growth, Managed, Bond, and Money Market Subaccounts may include information for the period before any contracts were registered under the Securities Act of 1933 from the inception of these Subaccounts (April 14, 1992) to December 31, 1992, with the level of Contract charges currently in effect.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the Annual Administration Fee is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average administration fee per ]dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period during the first six Contract Years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return

     ERV = the ending redeemable value (net of Subaccount recurring charges and any applicable Surrender Charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.


     Based on the foregoing calculations, average annual total return information for the Subaccounts is as follows:



                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/00
                                                   FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                    PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)             12/31/00         12/31/00          THAN 10 YEARS)
-----------------------------------------          --------------   --------------   ----------------------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio) (April 14, 1992).................        1.42%          11.63%                11.26%
  All Pro Large Cap Growth Portfolio (May 29,
     1998).......................................      (25.15)%                                5.84%
  All Pro Large Cap Value Portfolio (May 22,
     1998).......................................       (5.95)%                               (1.78)%
  All Pro Small Cap Growth Portfolio (May 29,
     1998).......................................      (27.14)%                               15.99%
  All Pro Small Cap Value Portfolio (May 29,
     1998).......................................       11.78%                                (4.32)%
  Equity 500 Index Portfolio(1) (October 1,
     1993).......................................      (16.12)%         15.78%                15.79%
  International Portfolio (April 14, 1992).......      (10.18)%          8.83%                 9.58%
  Mid Cap Growth Portfolio (formerly Aggressive
     Growth Portfolio) (April 14, 1992)..........       27.97%          18.23%                12.43%
  Balanced Portfolio (formerly Managed Portfolio)
     (April 14, 1992)............................        0.59%           8.71%                 9.40%


---------------

(1)As of February 7, 2000, shares of the Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Variable Insurance Products Fund II Index 500 Portfolio. Subaccount performance for periods prior to the substitution based on the performance of the Variable Insurance Product Fund II Index 500 Portfolio.

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/00
                                                   FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                    PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)             12/31/00         12/31/00          THAN 10 YEARS)
-----------------------------------------          --------------   --------------   ----------------------
  Bond Portfolio (April 14, 1992)................        1.33%           3.17%                4.75%
  Money Market Portfolio (April 14, 1992)........       (1.89)%          3.28%                3.01%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond Portfolio (October 1, 1993)...............        2.22%           3.42%                3.74%
  Growth & Income Portfolio (May 8, 1995)........       (9.52)%                              12.05%
  International Portfolio (May 8, 1995)..........      (27.68)%                              10.08%
OCC ACCUMULATION TRUST
  Equity Portfolio (September 15, 1994)..........        1.61%          12.33%               15.19%
  Managed Portfolio (September 15, 1994).........        1.45%          10.96%               14.53%
  Small Cap Portfolio (September 15, 1994).......       33.37%          11.15%               11.26%
DREYFUS VARIABLE INVESTMENT FUND
  Growth & Income Portfolio (May 8, 1995)........      (11.09)%                              13.91%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Socially Responsible Portfolio (May 8, 1995)...      (17.81)%                              18.32%
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities Fund II
     Portfolio (May 8, 1995).....................        2.57%                                4.73%
  Utility Fund II Portfolio (May 8, 1995)........      (15.87)%                               8.28%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio (July 5, 1996)........       (5.84)%                               0.94%
  Worldwide Emerging Markets Portfolio (July 5,
     1996).......................................      (46.39)%                              (9.22)%
  Worldwide Hard Assets Portfolio (July 5,
     1996).......................................        3.00%                               (2.91)%
  Worldwide Real Estate Portfolio (May 1,
     1998).......................................        9.77%                               (3.05)%
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio (October 1, 1993)......        0.22%          11.33%               13.24%
  Growth Portfolio (October 1, 1993).............      (17.76)%         17.06%               16.01%
  High Income Portfolio (October 1, 1993)........      (28.42)%         (0.59)%               2.42%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio (October 1, 1993)......      (11.22)%          9.02%                8.22%
  Contrafund Portfolio (May 8, 1995).............      (13.72)%         15.60%               17.54%



     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Based on the performance of the Portfolios and these assumptions, average annual total return information is as follows:



                                                                                        FOR THE 10-YEAR
                                                                                          PERIOD ENDED
                                                                                           12/31/2000
                                                   FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                    PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)              12/31/00         12/31/00          THAN 10 YEARS
----------------------------------------           --------------   --------------   ----------------------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio) (December 12, 1985)..............        1.42%           11.63%               11.62%
  All Pro Large Cap Growth Portfolio (May 4,
     1998).......................................      (25.15)%                                3.81%
  All Pro Large Cap Value Portfolio (May 4,
     1998).......................................       (5.95)%                               (2.23)%
  All Pro Small Cap Growth Portfolio (May 4,
     1998).......................................      (27.14)%                               12.65%
  All Pro Small Cap Value Portfolio (May 4,
     1998).......................................       11.78%                                (6.19)%
  International Portfolio (November 1, 1991).....      (10.18)%           8.83%                8.27%
  Mid Cap Growth Portfolio (formerly Aggressive
     Growth Portfolio) (May 1, 1989).............       27.97%           18.23%               15.42%
  Balanced Portfolio (formerly Managed Portfolio)
     (December 12, 1985).........................        0.59%            8.71%               10.22%
  Bond Portfolio (December 12, 1985).............        1.33%            3.17%                5.26%
  Money Market Portfolio (December 12, 1985).....       (1.89)%           3.28%                3.09%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond Portfolio (July 17, 1985).................        2.22%            3.42%                5.94%
  Growth & Income Portfolio (May 2, 1994)........       (9.52)%           9.91%               12.61%
  International Portfolio (May 1, 1987)..........      (27.68)%          10.23%                9.72%
OCC ACCUMULATION TRUST
  Equity Portfolio (September 15, 1994)..........        1.61%           12.33%               15.19%
  Managed Portfolio (September 15, 1994).........        1.45%           10.96%               14.53%
  Small Cap Portfolio (September 15, 1994).......       33.37%           11.15%               11.26%
DREYFUS VARIABLE INVESTMENT FUND
  Growth & Income (May 2, 1994)..................      (11.09)%           9.87%               15.10%
DREYFUS SOCIALLY RESPONSIBLE FUND, INC.
  Socially Responsible (October 7, 1993).........      (17.81)%          16.21%               16.77%
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II
     Portfolio (March 29, 1994)..................        2.57%            3.98%                4.46%
  Utility Fund II Portfolio (February 10,
     1994).......................................      (15.87)%           6.21%                7.12%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II (December 31, 1996).....      (21.34)%                               25.39%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II (May 8, 1992)..............       (1.47)%          17.09%               17.52%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio (September 1, 1989)...       (5.84)%           0.06%                2.84%
  Worldwide Emerging Markets Portfolio (December
     27, 1995)...................................      (46.39)%                               (5.38)%
  Worldwide Hard Assets Portfolio (September 1,
     1989).......................................        3.00%           (0.51)%               4.10%
  Worldwide Real Estate Portfolio (June 23,
     1997).......................................        9.77%                                 4.23%

                                                                                        FOR THE 10-YEAR
                                                                                          PERIOD ENDED
                                                                                           12/31/2000
                                                   FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                    PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)              12/31/00         12/31/00          THAN 10 YEARS
----------------------------------------           --------------   --------------   ----------------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio (October 9, 1986)......        0.22%           11.33%               15.65%
  Growth Portfolio (October 9, 1986).............      (17.76)%          17.06%               18.31%
  High Income Portfolio (September 19, 1985).....      (28.42)%          (0.59)%               8.19%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio (September 6, 1989)....      (11.22)%           9.02%               10.29%
  Contrafund Portfolio (January 3, 1995).........      (13.72)%          15.60%               19.26%


OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the Surrender Charge on amounts surrendered or withdrawn.


     Based on this method of calculation, average annual total return information for the subaccounts is as follows:



                                                                                      FOR THE 10-YEAR PERIOD
                                                                                          ENDED 12/31/00
                                                    FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                     PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)              12/31/00         12/31/00          THAN 10 YEARS
-----------------------------------------           --------------   --------------   ----------------------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio) (April 14, 1992)..................         7.90%          12.04%               11.26%
  All Pro Large Cap Growth Portfolio (May 29,
     1998)........................................       (20.37)%                               7.35%
  All Pro Large Cap Value Portfolio (May 22,
     1998)........................................         0.05%                               (0.39)%
  All Pro Small Cap Growth Portfolio (May 29,
     1998)........................................       (22.49)%                              17.65%
  All Pro Small Cap Value Portfolio (May 29,
     1998)........................................        18.92%                               (2.96)%
  Equity 500 Index Portfolio(1) (October 1,
     1993)........................................       (10.77)%         16.20%               15.79%
  International Portfolio (April 14, 1992)........        (4.45)%          9.23%                9.58%
  Mid Cap Growth Portfolio (formerly Aggressive
     Growth Portfolio) (April 14, 1992)...........        36.13%          18.66%               12.43%
  Balanced Portfolio (formerly Managed Portfolio)
     (April 14, 1992).............................         7.01%           9.11%                9.40%
  Bond Portfolio (April 14, 1992).................         7.80%           3.55%                4.75%
  Money Market Portfolio (April 14, 1992).........         4.37%           3.65%                3.01%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond Portfolio (October 1, 1993)................         8.75%           3.79%                3.74%
  Growth & Income Portfolio (May 8, 1995).........        (3.74)%                              12.23%
  International Portfolio (May 8, 1995)...........       (23.06)%                              10.26%
OCC ACCUMULATION TRUST
  Equity Portfolio (September 15, 1994)...........         8.09%          12.74%               15.19%
  Managed Portfolio (September 15, 1994)..........         7.93%          11.37%               14.53%
  Small Cap Portfolio (September 15, 1994)........        41.88%          11.55%               11.26%


---------------

(1)As of February 7, 2000, shares of the Market Street Equity 500 Index Portfolio were substituted for shares of the Variable Insurance Products Fund II Index 500 Portfolio. Subaccount performance for periods prior to the substitution is based on the performance of the Variable Insurance Fund II Index 500 Portfolio.

                                                                                      FOR THE 10-YEAR PERIOD
                                                                                          ENDED 12/31/00
                                                    FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                     PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)              12/31/00         12/31/00          THAN 10 YEARS
-----------------------------------------           --------------   --------------   ----------------------
DREYFUS VARIABLE INVESTMENT FUND
  Growth & Income Portfolio (May 8, 1995).........        (5.41)%                              14.09%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Socially Responsible Portfolio (May 8, 1995)....       (12.56)%                              18.51%
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II Portfolio
     (May 8, 1995)................................         9.12%                                4.89%
  Utility Fund II Portfolio (May 8, 1995).........       (10.50)%                               8.45%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio (July 5, 1996).........         0.17%                                1.35%
  Worldwide Emerging Markets Portfolio (July 5,
     1996)........................................       (42.97)%                              (8.85)%
  Worldwide Hard Assets Portfolio (July 5,
     1996)........................................         9.57%                               (2.52)%
  Worldwide Real Estate Portfolio (May 1, 1998)...        16.77%                               (1.71)%
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio (October 1, 1993).......         6.62%          11.74%               13.24%
  Growth Portfolio (October 1, 1993)..............       (12.51)%         17.49%               16.01%
  High Income Portfolio (October 1, 1993).........       (23.85)%         (0.23)%               2.42%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio (October 1, 1993).......        (5.56)%          9.41%                8.22%
  Contrafund Portfolio (May 8, 1995)..............        (8.21)%                              17.73%


---------------

(1) As of February 7, 2000, shares of the Market Street Equity 500 Index Portfolio were substituted for shares of the Variable Insurance Products Fund II Index 500 Portfolio. Subaccount performance for periods prior to the substitution is based on the performance of the Variable Insurance Product Fund II Index 500 Portfolio.



     Based on the foregoing method of calculation, average annual total return information is as follows assuming that the Subaccounts were in existence during the same periods as those above stated for the Portfolios:



                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 3/31/00
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)                12/31/00         12/31/00          THAN 10 YEARS
----------------------------------------             --------------   --------------   ----------------------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (formerly Growth
     Portfolio) (December 12, 1985)................        7.90%          12.04%                11.62%
  All Pro Large Cap Growth Portfolio (May 4,
     1998).........................................      (20.37)%                                5.25%
  All Pro Large Cap Value Portfolio (May 4,
     1998).........................................        0.05%                                (0.87)%
  All Pro Small Cap Growth Portfolio (May 4,
     1998).........................................      (22.49)%                               14.22%
  All Pro Small Cap Value Portfolio (May 4,
     1998).........................................       18.92%                                (4.88)%
  International Portfolio (November 1, 1991).......       (4.45)%          9.23%                 8.27%
  Mid Cap Growth Portfolio (formerly Aggressive
     Growth Portfolio) (May 1, 1989)...............       36.13%          18.66%                15.42%
  Balanced Portfolio (formerly Managed Portfolio)
     (December 12, 1985)...........................        7.01%           9.11%                10.22%
  Bond Portfolio (December 12, 1985)...............        7.80%           3.55%                 5.26%
  Money Market Portfolio (December 12, 1985).......        4.37%           3.65%                 3.09%
SCUDDER VARIABLE LIFE INSURANCE FUND
  Bond Portfolio (July 17, 1985)...................        8.75%           3.79%                 5.94%
  Growth & Income Portfolio (May 2, 1994)..........       (3.74)%         10.31%                12.61%
  International Portfolio (May 1, 1987)............      (23.06)%         10.63%                 9.72%

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 3/31/00
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)                12/31/00         12/31/00          THAN 10 YEARS
----------------------------------------             --------------   --------------   ----------------------
OCC ACCUMULATION TRUST
  Equity Portfolio (September 15, 1994)............        8.09%          12.74%                15.19%
  Managed Portfolio (September 15, 1994)...........        7.93%          11.37%                14.53%
  Small Cap Portfolio ( October 1, 1993)...........       41.88%          11.55%                11.26%
DREYFUS VARIABLE INVESTMENT FUND
  Growth & Income Portfolio (May 2, 1994)..........       (5.41)%                               15.10%
DREYFUS SOCIALLY RESPONSIBLE FUND, INC.
  Socially Responsible Portfolio (October 7,
     1993).........................................      (12.56)%         16.64%                16.77%
FEDERATED INSURANCE SERIES
  U.S. Government Securities II Portfolio (March
     29, 1994).....................................        9.12%           4.35%                 4.46%
  Utility II Portfolio (February 10, 1994).........      (10.50)%          6.60%                 7.12%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid-Cap Growth Portfolio (December 31, 1996).....      (16.32)%                               26.25%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Portfolio ( May 8, 1992).............        4.82%          17.52%                17.52%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio (September 1, 1989).....        0.17%           0.42%                 2.84%
  Worldwide Emerging Markets Portfolio (December
     27, 1995).....................................      (42.97)%                               (5.02)%
  Worldwide Hard Assets Portfolio (September 1,
     1989).........................................        9.57%          (0.15)%                4.10%
  Worldwide Real Estate Portfolio (June 23,
     1997).........................................       16.77%                                 5.04%
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio (October 9, 1986)........        6.62%          11.74%                15.65%
  Growth Portfolio (October 9, 1986)...............      (12.51)%         17.49%                18.31%
  High Income Portfolio (September 19, 1985).......      (23.85)%         (0.23)%                8.19%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio (September 6, 1989)......       (5.56)%          9.41%                10.29%
  Contrafund Portfolio (January 3, 1995)...........       (8.21)%                               19.44%


     We may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = the Cumulative Total Return for the period.

     ERV = the ending redeemable value (net of Subaccount recurring charges) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA


     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each account bears to the total Contract Account Value. For purposes of reflecting the Annual Administration Fee in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on a Contract Account Value in the Variable Account of $10,000 on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                               STANDARD & POOR'S


     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.

     S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to PLACA, Market Street, Owners of the Contracts, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, the Owners of the Contracts or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Contracts or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE CONTRACTS AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         SAFEKEEPING OF ACCOUNT ASSETS

     We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


     Our officers and employees are covered by a financial institution bond issued by Travelers Casualty and Surety Company of America to Provident Mutual Life Insurance Company ("PMLIC") with limits of $10 million per occurrence and $20 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

     We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     We will maintain all records and accounts relating to the Variable Account. PLACA may contract with another party to maintain these records and accounts. As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.

                                 LEGAL MATTERS


     James Bernstein, Esquire, Assistant Secretary of PMLIC and PLACA, has provided advice on certain matters relating to the laws of Delaware regarding the Contracts and our issuance of the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided certain legal advice relating to the federal securities laws.


                                    EXPERTS

     The financial statements listed on page F-1 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


     This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 2000 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103, serves as independent accountant for the Variable Annuity Separate Account.



     Our statements of financial condition as of December 31, 2000 and 1999 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2000, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                              FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
Providentmutual Variable Annuity Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      2000..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2000..............................................  F-12
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2000.....................................  F-21
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-30
     Notes to Financial Statements..........................  F-37
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-71
     Statements of Financial Condition as of December 31,
      2000 and 1999.........................................  F-72
     Statements of Operations for the Years Ended December
      31, 2000, 1999 and 1998...............................  F-73
     Statements of Equity for the Years Ended December 31,
      2000, 1999 and 1998...................................  F-74
     Statements of Cash Flows for the Years Ended December
      31, 2000, 1999 and 1998...............................  F-75
     Notes to Financial Statements..........................  F-76

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractholders and Board of Directors of Providentmutual Life and Annuity Company of America:

     In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account (comprising forty-eight subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 26, 2001

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------


                                                            MONEY                                  AGGRESSIVE
                                             GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, at
  market value:
  Growth Portfolio.......................  $40,160,804
  Money Market Portfolio.................                $59,752,546
  Bond Portfolio.........................                              $12,504,299
  Managed Portfolio......................                                            $14,861,094
  Aggressive Growth Portfolio............                                                          $24,177,935
  International Portfolio................                                                                         $20,144,757
Dividends receivable.....................                    275,714
                                           -----------   -----------   -----------   -----------   -----------    -----------
Total Assets.............................   40,160,804    60,028,260    12,504,299    14,861,094    24,177,935     20,144,757
                                           -----------   -----------   -----------   -----------   -----------    -----------
Payable to Providentmutual Life and
  Annuity Company of America.............                  1,075,487
                                           -----------   -----------   -----------   -----------   -----------    -----------
NET ASSETS...............................  $40,160,804   $58,952,773   $12,504,299   $14,861,094   $24,177,935    $20,144,757
                                           ===========   ===========   ===========   ===========   ===========    ===========
Held for the benefit of
  contractholders........................  $40,114,348   $58,868,619   $12,463,835   $14,791,493   $24,080,600    $20,052,291
Attributable to Providentmutual Life and
  Annuity Company of America.............       46,456        84,154        40,464        69,601        97,335         92,466
                                           -----------   -----------   -----------   -----------   -----------    -----------
                                           $40,160,804   $58,952,773   $12,504,299   $14,861,094   $24,177,935    $20,144,757
                                           ===========   ===========   ===========   ===========   ===========    ===========


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------


                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, at
  market value:
  All Pro Large Cap Growth Portfolio.........   $16,491,428
  All Pro Large Cap Value Portfolio..........                   $6,414,300
  All Pro Small Cap Growth Portfolio.........                                   $20,249,291
  All Pro Small Cap Value Portfolio..........                                                   $7,123,043
  Equity 500 Index Portfolio.................                                                                  $131,640,441
                                                -----------     ----------      -----------     ----------     ------------
NET ASSETS...................................   $16,491,428     $6,414,300      $20,249,291     $7,123,043     $131,640,441
                                                ===========     ==========      ===========     ==========     ============
Held for the benefit of contractholders......   $16,454,445     $6,390,357      $20,217,094     $7,098,889     $131,566,921
Attributable to Providentmutual Life and
  Annuity Company of America.................        36,983         23,943           32,197         24,154           73,520
                                                -----------     ----------      -----------     ----------     ------------
                                                $16,491,428     $6,414,300      $20,249,291     $7,123,043     $131,640,441
                                                ===========     ==========      ===========     ==========     ============


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY      FIDELITY
                                                                 HIGH         EQUITY-       FIDELITY       FIDELITY
                                                                INCOME        INCOME         GROWTH        OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  market value:
  High Income Portfolio.....................................  $15,088,388
  Equity-Income Portfolio...................................                $86,412,877
  Growth Portfolio..........................................                              $153,774,411
  Overseas Portfolio........................................                                              $5,242,618
Receivable from Providentmutual Life and Annuity Company of
  America...................................................                                   162,004
                                                              -----------   -----------   ------------    ----------
NET ASSETS..................................................  $15,088,388   $86,412,877   $153,936,415    $5,242,618
                                                              ===========   ===========   ============    ==========
Held for the benefit of contractholders.....................  $15,059,954   $86,346,867   $153,825,457    $5,204,897
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       28,434        66,010        110,958        37,721
                                                              -----------   -----------   ------------    ----------
                                                              $15,088,388   $86,412,877   $153,936,415    $5,242,618
                                                              ===========   ===========   ============    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                            FIDELITY                    FIDELITY
                                              ASSET       FIDELITY     INVESTMENT       OCC           OCC           OCC
                                             MANAGER     CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund II, at market value:
  Asset Manager Portfolio................  $40,452,302
  Contrafund Portfolio...................                $82,391,217
  Investment Grade Bond Portfolio........                              $3,836,412
Investment in the OCC Accumulation Trust,
  at market value:
  Equity Portfolio.......................                                           $19,552,296
  Small Cap Portfolio....................                                                         $17,284,575
  Managed Portfolio......................                                                                       $40,908,462
Receivable from Providentmutual Life and
  Annuity Company of America.............                                  8,694
                                           -----------   -----------   ----------   -----------   -----------   -----------
NET ASSETS...............................  $40,452,302   $82,391,217   $3,845,106   $19,552,296   $17,284,575   $40,908,462
                                           ===========   ===========   ==========   ===========   ===========   ===========
Held for the benefit of
  contractholders........................  $40,375,972   $82,302,698   $3,831,041   $19,466,815   $17,217,307   $40,772,154
Attributable to Providentmutual Life and
  Annuity Company of America.............       76,330       88,519       14,065         85,481        67,268       136,308
                                           -----------   -----------   ----------   -----------   -----------   -----------
                                           $40,452,302   $82,391,217   $3,845,106   $19,552,296   $17,284,575   $40,908,462
                                           ===========   ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                SCUDDER                         DREYFUS        DREYFUS
                                                 SCUDDER        GROWTH          SCUDDER         GROWTH        SOCIALLY
                                                  BOND        AND INCOME     INTERNATIONAL    AND INCOME     RESPONSIBLE
                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder Variable Life
  Investment Fund, at market value:
  Bond Portfolio.............................  $11,429,790
  Growth and Income Portfolio................                 $18,393,470
  International Portfolio....................                                 $22,460,369
Investment in the Dreyfus Variable Investment
  Fund, at market value:
  Growth and Income Portfolio................                                                 $20,625,429
Investment in the Dreyfus Socially
  Responsible Growth Fund, Inc., at market
  value:
  Socially Responsible Portfolio.............                                                                $25,419,157
                                               -----------    -----------     -----------     -----------    -----------
NET ASSETS...................................  $11,429,790    $18,393,470     $22,460,369     $20,625,429    $25,419,157
                                               ===========    ===========     ===========     ===========    ===========
Held for the benefit of contractholders......  $11,389,500    $18,320,466     $22,372,768     $20,572,796    $25,342,731
Attributable to Providentmutual Life and
  Annuity Company of America.................       40,290         73,004          87,601          52,633         76,426
                                               -----------    -----------     -----------     -----------    -----------
                                               $11,429,790    $18,393,470     $22,460,369     $20,625,429    $25,419,157
                                               ===========    ===========     ===========     ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                       NEUBERGER
                                                   U.S. GOVERNMENT        FEDERATED      BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated Insurance Series, at
  market value:
  Fund for U.S. Government Securities II
    Portfolio...................................     $10,276,009
  Utility Fund II Portfolio.....................                         $7,763,801
Investment in the Neuberger Berman Advisers
  Management Trust, at market value:
  Limited Maturity Bond Portfolio...............                                           $1,465,535
  Partners Portfolio............................                                                            $1,134,488
                                                     -----------         ----------        ----------       ----------
NET ASSETS......................................     $10,276,009         $7,763,801        $1,465,535       $1,134,488
                                                     ===========         ==========        ==========       ==========
Held for the benefit of contractholders.........     $10,238,549         $7,732,188        $1,436,136       $1,045,990
Attributable to Providentmutual Life and Annuity
  Company of America............................          37,460             31,613            29,399           88,498
                                                     -----------         ----------        ----------       ----------
                                                     $10,276,009         $7,763,801        $1,465,535       $1,134,488
                                                     ===========         ==========        ==========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                                 VAN ECK      VAN ECK
                                                      VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                                        BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance
  Trust, at market value:
  Van Eck Worldwide Bond Portfolio.................  $1,811,729
  Van Eck Worldwide Hard Assets Portfolio..........               $1,208,662
  Van Eck Worldwide Emerging Markets Portfolio.....                             $6,849,721
  Van Eck Worldwide Real Estate Portfolio..........                                          $1,154,775
Investment in the Alger American Fund, at market
  value:
  Alger American Small Capitalization Portfolio....                                                         $4,952,691
                                                     ----------   ----------    ----------   ----------     ----------
NET ASSETS.........................................  $1,811,729   $1,208,662    $6,849,721   $1,154,775     $4,952,691
                                                     ==========   ==========    ==========   ==========     ==========
Held for the benefit of contractholders............  $1,761,340   $1,153,958    $6,742,731   $1,115,772     $4,917,832
Attributable to Providentmutual Life and Annuity
  Company of America...............................     50,389        54,704      106,990       39,003          34,859
                                                     ----------   ----------    ----------   ----------     ----------
                                                     $1,811,729   $1,208,662    $6,849,721   $1,154,775     $4,952,691
                                                     ==========   ==========    ==========   ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                          MFS             MFS             MFS           MFS         PIMCO         PIMCO
                                       EMERGING       GROWTH WITH    NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                     GROWTH SERIES   INCOME SERIES      SERIES         SERIES        BOND          BOND
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the MFS Variable
  Insurance Trust, at market value:
  MFS Emerging Growth Series.......   $1,040,035
  MFS Growth with Income Series....                    $819,786
  MFS New Discovery Series.........                                    $274,996
  MFS Research Series..............                                                   $435,017
Investment in the PIMCO Variable
  Insurance Trust, at market value:
  PIMCO High Yield Portfolio.......                                                                $636,432
  PIMCO Total Return Portfolio.....                                                                              $723,762
                                      ----------       --------        --------       --------     --------      --------
Total Assets.......................    1,040,035        819,786         274,996        435,017      636,432       723,762
                                      ----------       --------        --------       --------     --------      --------
LIABILITIES
Payable to Providentmutual Life and
  Annuity Company of America.......                                                         70
                                      ----------       --------        --------       --------     --------      --------
NET ASSETS.........................   $1,040,035       $819,786        $274,996       $434,947     $636,432      $723,762
                                      ==========       ========        ========       ========     ========      ========
Held for the benefit of
  contractholders..................   $1,019,799       $794,974        $251,623       $412,479     $611,223      $695,843
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................       20,236         24,812          23,373         22,468       25,209        27,919
                                      ----------       --------        --------       --------     --------      --------
                                      $1,040,035       $819,786        $274,996       $434,947     $636,432      $723,762
                                      ==========       ========        ========       ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                                 VIP III          STRONG         STRONG
                                        VIP III      VIP III      VIP III        GROWTH          MID-CAP       OPPORTUNITY
                                         GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES   GROWTH FUND II     FUND II
                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund III, at market value:
  VIP III Growth Portfolio...........  $5,107,925
  VIP III Overseas Portfolio.........               $1,248,101
  VIP III Contrafund Portfolio.......                            $2,993,486
  VIP III Growth Opportunities
    Portfolio........................                                           $738,385
Investment in the Strong Variable
  Insurance Funds, Inc., at market
  value:
  Strong Mid Cap Growth Fund II......                                                           $7,129,393
Investment in the Strong Opportunity
  Fund II, Inc., at market value:
  Strong Opportunity Fund II.........                                                                          $1,326,335
Receivable from Providentmutual Life
  and Annuity Company of America.....                                                               20,000
                                       ----------   ----------   ----------     --------        ----------     ----------
NET ASSETS...........................  $5,107,925   $1,248,101   $2,993,486     $738,385        $7,149,393     $1,326,335
                                       ==========   ==========   ==========     ========        ==========     ==========
Held for the benefit of
  contractholders....................  $5,085,720   $1,227,653   $2,970,391     $716,897        $7,135,121     $1,298,562
Attributable to Providentmutual Life
  and Annuity Company of America.....     22,205       20,448       23,095        21,488            14,272         27,773
                                       ----------   ----------   ----------     --------        ----------     ----------
                                       $5,107,925   $1,248,101   $2,993,486     $738,385        $7,149,393     $1,326,335
                                       ==========   ==========   ==========     ========        ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH        MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $   642,104   $2,726,286   $ 820,342    $ 555,471    $ 378,558     $   572,265
EXPENSES
Mortality and expense risks...............      568,371     642,409      173,410      206,040      251,904         287,284
                                            -----------   ----------   ----------   ----------   ----------    -----------
Net investment income.....................       73,733   2,083,877      646,932      349,431      126,654         284,981
                                            -----------   ----------   ----------   ----------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....    2,867,684                               843,653      791,699       2,270,181
Net realized gain (loss) from redemption
  of investment shares....................    1,811,750                 (245,508)     528,597      855,233         408,845
                                            -----------   ----------   ----------   ----------   ----------    -----------
Net realized gain (loss) on investments...    4,679,434                 (245,508)   1,372,250    1,646,932       2,679,026
                                            -----------   ----------   ----------   ----------   ----------    -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    5,361,894                 (429,944)   1,122,553    1,657,663       4,992,525
  End of year.............................    3,694,616                  133,330      406,302    5,307,009       1,076,354
                                            -----------   ----------   ----------   ----------   ----------    -----------
Net unrealized (depreciation) appreciation
  during the year.........................   (1,667,278)                 563,274     (716,251)   3,649,346      (3,916,171)
                                            -----------   ----------   ----------   ----------   ----------    -----------
Net realized and unrealized gain (loss) on
  investments.............................    3,012,156                  317,766      655,999    5,296,278      (1,237,145)
                                            -----------   ----------   ----------   ----------   ----------    -----------
Net increase (decrease) in net assets
  resulting from operations...............  $ 3,085,889   $2,083,877   $ 964,698    $1,005,430   $5,422,932    $  (952,164)
                                            ===========   ==========   ==========   ==========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   **EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends....................................   $   259,788      $ 46,385      $    381,202     $   10,391
EXPENSES
Mortality and expense risks..................       232,554        76,768           317,484         64,160     $  2,034,636
                                                -----------      --------      ------------     ----------     ------------
Net investment income (loss).................        27,234       (30,383)           63,718        (53,769)      (2,034,636)
                                                -----------      --------      ------------     ----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.......       202,036                          65,249
Net realized gain from redemption of
  investment shares..........................       544,942        63,882         3,266,644         82,963       36,638,102
                                                -----------      --------      ------------     ----------     ------------
Net realized gain on investments.............       746,978        63,882         3,331,893         82,963       36,638,102
                                                -----------      --------      ------------     ----------     ------------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..........................     1,922,453       100,810         5,190,696         (9,099)      41,527,444
  End of year................................    (2,717,561)      138,890        (5,929,500)     1,085,085       (9,126,046)
                                                -----------      --------      ------------     ----------     ------------
Net unrealized (depreciation) appreciation
  during the year............................    (4,640,014)       38,080       (11,120,196)     1,094,184      (50,653,490)
                                                -----------      --------      ------------     ----------     ------------
Net realized and unrealized (loss) gain on
  investments................................    (3,893,036)      101,962        (7,788,303)     1,177,147      (14,015,388)
                                                -----------      --------      ------------     ----------     ------------
Net (decrease) increase in net assets
  resulting from operations..................   $(3,865,802)     $ 71,579      $ (7,724,585)    $1,123,378     $(16,050,024)
                                                ===========      ========      ============     ==========     ============

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY      FIDELITY
                                                                 HIGH         EQUITY-       FIDELITY      FIDELITY
                                                                INCOME        INCOME         GROWTH       OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $ 1,504,807   $ 1,618,575   $    180,083   $    75,168
EXPENSES
Mortality and expense risks.................................      268,621     1,225,104      2,432,486        77,072
                                                              -----------   -----------   ------------   -----------
Net investment income (loss)................................    1,236,186       393,471     (2,252,403)       (1,904)
                                                              -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................                  6,097,887     17,918,347       473,359
Net realized (loss) gain from redemption of investment
  shares....................................................   (1,511,345)    4,245,297      7,602,182        64,607
                                                              -----------   -----------   ------------   -----------
Net realized (loss) gain on investments.....................   (1,511,345)   10,343,184     25,520,529       537,966
                                                              -----------   -----------   ------------   -----------
Net unrealized (depreciation) appreciation of investments:
  Beginning of year.........................................   (1,334,978)   15,602,007     54,531,633     1,490,599
  End of year...............................................   (5,831,230)    9,982,567      8,595,751      (303,018)
                                                              -----------   -----------   ------------   -----------
Net unrealized depreciation during the year.................   (4,496,252)   (5,619,440)   (45,935,882)   (1,793,617)
                                                              -----------   -----------   ------------   -----------
Net realized and unrealized (loss) gain on investments......   (6,007,597)    4,723,744    (20,415,353)   (1,255,651)
                                                              -----------   -----------   ------------   -----------
Net (decrease) increase in net assets resulting from
  operations................................................  $(4,771,411)  $ 5,117,215   $(22,667,756)  $(1,257,555)
                                                              ===========   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                            FIDELITY                     FIDELITY
                                              ASSET        FIDELITY     INVESTMENT       OCC          OCC           OCC
                                             MANAGER      CONTRAFUND    GRADE BOND     EQUITY      SMALL CAP      MANAGED
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................  $ 1,489,328   $    303,875    $237,834    $   161,842   $  83,543    $   631,931
EXPENSES
Mortality and expense risks..............      620,962      1,230,035      50,880        262,568     200,804        581,653
                                           -----------   ------------    --------    -----------   ----------   -----------
Net investment (loss) gain...............      868,366       (926,160)    186,954       (100,726)   (117,261)        50,278
                                           -----------   ------------    --------    -----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...    3,508,757     11,030,662                  2,090,496                  3,528,646
Net realized gain (loss) from redemption
  of investment shares...................    1,010,475      3,341,386     (24,566)       374,548     841,657      2,458,533
                                           -----------   ------------    --------    -----------   ----------   -----------
Net realized gain (loss) on
  investments............................    4,519,232     14,372,048     (24,566)     2,465,044     841,657      5,987,179
                                           -----------   ------------    --------    -----------   ----------   -----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year......................    6,113,649     24,980,687     (60,098)     1,509,357    (539,331)     6,495,052
  End of year............................   (1,600,187)     4,266,413     120,183        481,883   4,010,055      3,195,327
                                           -----------   ------------    --------    -----------   ----------   -----------
Net unrealized (depreciation)
  appreciation during the year...........   (7,713,836)   (20,714,274)    180,281     (1,027,474)  4,549,386     (3,299,725)
                                           -----------   ------------    --------    -----------   ----------   -----------
Net realized and unrealized (loss) gain
  on investments.........................   (3,194,604)    (6,342,226)    155,715      1,437,570   5,391,043      2,687,454
                                           -----------   ------------    --------    -----------   ----------   -----------
Net (decrease) increase in net assets
  resulting from operations..............  $(2,326,238)  $ (7,268,386)   $342,669    $ 1,336,844   $5,273,782   $ 2,737,732
                                           ===========   ============    ========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                         SCUDDER                                      DREYFUS       DREYFUS
                                           SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO   GROWTH AND     SOCIALLY
                                             BOND        INCOME      INTERNATIONAL   COUPON 2000      INCOME      RESPONSIBLE
                                          SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................  $ 600,525    $  285,837     $   125,383     $ 414,322     $  129,124    $   207,135
EXPENSES
Mortality and expense risks.............    158,065       278,405         344,155        98,383        312,077        372,241
                                          ---------    -----------    -----------     ---------     -----------   -----------
Net investment income (loss)............    442,460         7,432        (218,772)      315,939       (182,953)      (165,106)
                                          ---------    -----------    -----------     ---------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested............................                  378,043       2,549,465                      746,895
Net realized (loss) gain from redemption
  of investment shares..................    (40,127)     (274,778)        875,449      (116,873)       647,252      1,000,547
                                          ---------    -----------    -----------     ---------     -----------   -----------
Net realized (loss) gain on
  investments...........................    (40,127)      103,265       3,424,914      (116,873)     1,394,147      1,000,547
                                          ---------    -----------    -----------     ---------     -----------   -----------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year.....................   (418,360)     (502,929)      7,094,545      (129,864)     3,490,937      4,339,377
  End of year...........................    157,781    (1,344,779)     (2,671,724)                   1,136,753         14,086
                                          ---------    -----------    -----------     ---------     -----------   -----------
Net unrealized appreciation
  (depreciation) during the year........    576,141      (841,850)     (9,766,269)      129,864     (2,354,184)    (4,325,291)
                                          ---------    -----------    -----------     ---------     -----------   -----------
Net realized and unrealized gain (loss)
  on investments........................    536,014      (738,585)     (6,341,355)       12,991       (960,037)    (3,324,744)
                                          ---------    -----------    -----------     ---------     -----------   -----------
Net increase (decrease) in net assets
  resulting from operations.............  $ 978,474    $ (731,153)    $(6,560,127)    $ 328,930     $(1,142,990)  $(3,489,850)
                                          =========    ===========    ===========     =========     ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                         NEUBERGER
                                                   U.S. GOVERNMENT     FEDERATED UTILITY   BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II           FUND II        MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................      $ 517,776           $   277,337         $103,430         $  11,613
EXPENSES
Mortality and expense risks.....................        141,313               124,721           20,668            17,740
                                                      ---------           -----------         --------         ---------
Net investment income (loss)....................        376,463               152,616           82,762            (6,127)
                                                      ---------           -----------         --------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..........                              184,328                            246,967
Net realized loss from redemption of investment
  shares........................................        (92,211)              (39,038)         (30,172)          (76,272)
                                                      ---------           -----------         --------         ---------
Net realized (loss) gain on investments.........        (92,211)              145,290          (30,172)          170,695
                                                      ---------           -----------         --------         ---------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year.............................       (254,388)              254,198          (35,609)           21,768
  End of year...................................        371,265              (984,931)         (13,266)         (146,946)
                                                      ---------           -----------         --------         ---------
Net unrealized appreciation (depreciation)
  during the year...............................        625,653            (1,239,129)          22,343          (168,714)
                                                      ---------           -----------         --------         ---------
Net realized and unrealized gain (loss) on
  investments...................................        533,442            (1,093,839)          (7,829)            1,981
                                                      ---------           -----------         --------         ---------
Net increase (decrease) in net assets resulting
  from operations...............................      $ 909,905           $  (941,223)        $ 74,933         $  (4,146)
                                                      =========           ===========         ========         =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                   VAN ECK                       ALGER
                                                     VAN ECK         VAN ECK      WORLDWIDE      VAN ECK        AMERICAN
                                                    WORLDWIDE       WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                      BOND         HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................     $  93,387       $  8,504                    $ 11,428
EXPENSES
Mortality and expense risks....................        15,908          3,553     $    35,953       2,462      $    81,533
                                                    ---------       --------     -----------    --------      -----------
Net investment income (loss)...................        77,479          4,951         (35,953)      8,966          (81,533)
                                                    ---------       --------     -----------    --------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.........                                                                 2,156,073
Net realized (loss) gain from redemption of
  investment shares............................      (103,662)       100,379       1,139,641      14,092          (38,015)
                                                    ---------       --------     -----------    --------      -----------
Net realized (loss) gain on investments........      (103,662)       100,379       1,139,641      14,092        2,118,058
                                                    ---------       --------     -----------    --------      -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year............................      (117,356)        77,203       2,239,966     (15,964)       1,418,349
  End of year..................................       (80,158)        70,631      (3,853,431)     87,961       (2,497,145)
                                                    ---------       --------     -----------    --------      -----------
Net unrealized appreciation (depreciation)
  during the year..............................        37,198         (6,572)     (6,093,397)    103,925       (3,915,494)
                                                    ---------       --------     -----------    --------      -----------
Net realized and unrealized (loss) gain on
  investments..................................       (66,464)        93,807      (4,953,756)    118,017       (1,797,436)
                                                    ---------       --------     -----------    --------      -----------
Net increase (decrease) in net assets resulting
  from operations..............................     $  11,015       $ 98,758     $(4,989,709)   $126,983      $(1,878,969)
                                                    =========       ========     ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           MFS          MFS                                    PIMCO
                                           MFS         GROWTH WITH      NEW          MFS         PIMCO         TOTAL
                                        EMERGING         INCOME      DISCOVERY     RESEARCH    HIGH YIELD      RETURN
                                      GROWTH SERIES      SERIES        SERIES       SERIES        BOND          BOND
                                       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................                                                             $ 29,605      $11,441
EXPENSES
Mortality and expense risks........     $   4,589        $ 2,771      $  1,114    $   2,418        3,974        2,085
                                        ---------        -------      --------    ---------     --------      -------
Net investment (loss) income.......        (4,589)        (2,771)       (1,114)      (2,418)      25,631        9,356
                                        ---------        -------      --------    ---------     --------      -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................
Net realized (loss) gain from
  redemption of investment
  shares...........................       (33,279)         1,543       (30,030)     (67,777)     (27,538)       1,025
                                        ---------        -------      --------    ---------     --------      -------
Net realized (loss) gain on
  investments......................       (33,279)         1,543       (30,030)     (67,777)     (27,538)       1,025
                                        ---------        -------      --------    ---------     --------      -------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year................
  End of year......................      (164,717)        (6,685)       (4,813)     (36,711)         736       12,503
                                        ---------        -------      --------    ---------     --------      -------
Net unrealized (depreciation)
  appreciation during the year.....      (164,717)        (6,685)       (4,813)     (36,711)         736       12,503
                                        ---------        -------      --------    ---------     --------      -------
Net realized and unrealized (loss)
  gain on investments..............      (197,996)        (5,142)      (34,843)    (104,488)     (26,802)      13,528
                                        ---------        -------      --------    ---------     --------      -------
Net (decrease) increase in net
  assets resulting from
  operations.......................     $(202,585)       $(7,913)     $(35,957)   $(106,906)    $ (1,171)     $22,884
                                        =========        =======      ========    =========     ========      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                                    STRONG
                                                                                     VIP III        MID-CAP       STRONG
                                            VIP III      VIP III      VIP III        GROWTH         GROWTH      OPPORTUNITY
                                             GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES     FUND II       FUND II
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................                                                                        $   2,924
EXPENSES
Mortality and expense risks..............  $  31,162    $   6,709    $  17,566      $   4,582     $     8,676        2,676
                                           ---------    ---------    ---------      ---------     -----------    ---------
Net investment (loss) income.............    (31,162)      (6,709)     (17,566)        (4,582)         (8,676)         248
                                           ---------    ---------    ---------      ---------     -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...                                                             497,109      161,175
Net realized loss from redemption of
  investment shares......................    (25,663)    (100,161)     (20,385)       (18,334)       (302,788)     (24,180)
                                           ---------    ---------    ---------      ---------     -----------    ---------
Net realized (loss) gain on
  investments............................    (25,663)    (100,161)     (20,385)       (18,334)        194,321      136,995
                                           ---------    ---------    ---------      ---------     -----------    ---------
Net unrealized depreciation of
  investments:
  Beginning of year......................
  End of year............................   (668,148)     (40,587)    (131,182)       (81,776)     (1,922,693)    (141,820)
                                           ---------    ---------    ---------      ---------     -----------    ---------
Net unrealized depreciation during the
  year...................................   (668,148)     (40,587)    (131,182)       (81,776)     (1,922,693)    (141,820)
                                           ---------    ---------    ---------      ---------     -----------    ---------
Net realized and unrealized loss on
  investments............................   (693,811)    (140,748)    (151,567)      (100,110)     (1,728,372)      (4,825)
                                           ---------    ---------    ---------      ---------     -----------    ---------
Net decrease in net assets resulting from
  operations.............................  $(724,973)   $(147,457)   $(169,133)     $(104,692)    $(1,737,048)   $  (4,577)
                                           =========    =========    =========      =========     ===========    =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                            GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income...................  $    73,733   $  2,083,877   $   646,932   $   349,431   $   126,654    $   284,981
Net realized gain (loss) on
  investments...........................    4,679,434                     (245,508)    1,372,250     1,646,932      2,679,026
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (1,667,278)                     563,274      (716,251)    3,649,346     (3,916,171)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  from operations.......................    3,085,889      2,083,877       964,698     1,005,430     5,422,932       (952,164)
                                          -----------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    1,929,847     62,675,049     1,210,853     1,084,914     2,202,748      1,507,484
Administrative charges..................      (22,792)       (18,361)       (6,640)       (9,087)      (11,059)       (11,622)
Surrenders and forfeitures..............   (7,624,774)    (8,578,079)   (1,642,920)   (2,668,749)   (1,851,743)    (2,562,164)
Transfers between investment
  portfolios............................   (2,906,593)   (45,216,978)   (1,813,821)   (1,855,627)    5,110,410       (282,662)
Net (withdrawals) repayments due to
  policy loans..........................       (2,152)        (2,145)       (1,245)        3,325       (29,259)       (19,104)
Withdrawals due to death benefits.......      (49,626)      (382,665)     (151,481)      (78,115)      (43,274)      (162,864)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from contract transactions....   (8,676,090)     8,476,821    (2,405,254)   (3,523,339)    5,377,823     (1,530,932)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net
  assets................................   (5,590,201)    10,560,698    (1,440,556)   (2,517,909)   10,800,755     (2,483,096)
NET ASSETS
  Beginning of year.....................   45,751,005     48,392,075    13,944,855    17,379,003    13,377,180     22,627,853
                                          -----------   ------------   -----------   -----------   -----------    -----------
  End of year...........................  $40,160,804   $ 58,952,773   $12,504,299   $14,861,094   $24,177,935    $20,144,757
                                          ===========   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   **EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).................   $    27,234     $   (30,383)   $     63,718     $  (53,769)    $ (2,034,636)
Net realized gain on investments.............       746,978          63,882       3,331,893         82,963       36,638,102
Net unrealized (depreciation) appreciation of
  investments during the year................    (4,640,014)         38,080     (11,120,196)     1,094,184      (50,653,490)
                                                -----------     -----------    ------------     ----------     ------------
Net (decrease) increase in net assets from
  operations.................................    (3,865,802)         71,579      (7,724,585)     1,123,378      (16,050,024)
                                                -----------     -----------    ------------     ----------     ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................     3,175,097       1,253,826       5,631,172      1,183,839       10,940,087
Administrative charges.......................        (8,546)         (3,641)        (11,305)        (2,521)         (81,035)
Surrenders and forfeitures...................    (1,749,927)     (1,183,828)     (1,572,925)      (618,992)     (12,668,305)
Transfers between investment portfolios......     6,945,116       1,224,831       9,525,500      2,283,204          885,927
Net withdrawals due to policy loans..........        (2,402)           (822)        (12,464)          (772)         (36,707)
Withdrawals due to death benefits............       (41,363)         (3,730)        (57,466)                     (1,548,589)
                                                -----------     -----------    ------------     ----------     ------------
Net increase in net assets derived from
  contract transactions......................     8,317,975       1,286,636      13,502,512      2,844,758       (2,508,622)
                                                -----------     -----------    ------------     ----------     ------------
Total increase in net assets.................     4,452,173       1,358,215       5,777,927      3,968,136      (18,558,646)
NET ASSETS
  Beginning of year..........................    12,039,255       5,056,085      14,471,364      3,154,907      150,199,087
                                                -----------     -----------    ------------     ----------     ------------
  End of year................................   $16,491,428     $ 6,414,300    $ 20,249,291     $7,123,043     $131,640,441
                                                ===========     ===========    ============     ==========     ============

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY       FIDELITY
                                                                 HIGH         EQUITY-        FIDELITY      FIDELITY
                                                                INCOME         INCOME         GROWTH       OVERSEAS
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $ 1,236,186   $    393,471   $ (2,252,403)  $    (1,904)
Net realized (loss) gain on investments.....................   (1,511,345)    10,343,184     25,520,529       537,966
Net unrealized depreciation of investments during the
  year......................................................   (4,496,252)    (5,619,440)   (45,935,882)   (1,793,617)
                                                              -----------   ------------   ------------   -----------
Net (decrease) increase in net assets from operations.......   (4,771,411)     5,117,215    (22,667,756)   (1,257,555)
                                                              -----------   ------------   ------------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............................      757,872      2,976,294     10,254,678       396,699
Administrative charges......................................       (9,240)       (45,419)       (97,242)       (2,396)
Surrenders and forfeitures..................................   (1,942,974)   (11,003,873)   (17,923,273)     (202,133)
Transfers between investment portfolios.....................   (1,578,715)    (9,674,167)    23,736,860       798,085
Net repayments (withdrawals) due to policy loans............       10,870        (23,385)       (60,179)          (28)
Withdrawals due to death benefits...........................     (236,027)      (508,413)    (1,102,973)      (10,064)
                                                              -----------   ------------   ------------   -----------
Net (decrease) increase in net assets derived from contract
  transactions..............................................   (2,998,214)   (18,278,963)    14,807,871       980,163
                                                              -----------   ------------   ------------   -----------
Total decrease in net assets................................   (7,769,625)   (13,161,748)    (7,859,885)     (277,392)
NET ASSETS
  Beginning of year.........................................   22,858,013     99,574,625    161,796,300     5,520,010
                                                              -----------   ------------   ------------   -----------
  End of year...............................................  $15,088,388   $ 86,412,877   $153,936,415   $ 5,242,618
                                                              ===========   ============   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                           FIDELITY                     FIDELITY
                                             ASSET        FIDELITY     INVESTMENT       OCC           OCC           OCC
                                            MANAGER      CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income............  $   868,366   $   (926,160)  $ 186,954    $  (100,726)  $  (117,261)  $     50,278
Net realized gain (loss) on
  investments...........................    4,519,232     14,372,048     (24,566)     2,465,044       841,657      5,987,179
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (7,713,836)   (20,714,274)    180,281     (1,027,474)    4,549,386     (3,299,725)
                                          -----------   ------------   ----------   -----------   -----------   ------------
Net (decrease) increase in net assets
  from operations.......................   (2,326,238)    (7,268,386)    342,669      1,336,844     5,273,782      2,737,732
                                          -----------   ------------   ----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...........    1,623,733      5,002,713     194,505        906,763       428,751      1,699,284
Administrative charges..................      (22,763)       (48,069)     (1,942)        (9,859)       (8,052)       (22,691)
Surrenders and forfeitures..............   (5,214,251)    (8,538,793)   (317,175)    (2,093,233)   (1,999,406)    (5,847,995)
Transfers between investment
  portfolios............................     (122,000)     5,998,827     177,381     (2,391,264)       96,646     (7,014,954)
Net (withdrawals) repayments due to
  policy loans..........................       (2,023)       (11,874)       (518)        (1,897)       (3,223)         3,548
Withdrawals due to death benefits.......     (789,866)       (36,923)     (6,373)      (104,939)      (72,515)      (448,914)
                                          -----------   ------------   ----------   -----------   -----------   ------------
Net increase (decrease) in net assets
  derived from contract transactions....   (4,527,170)     2,365,881      45,878     (3,694,429)   (1,557,799)   (11,631,722)
                                          -----------   ------------   ----------   -----------   -----------   ------------
Total (decrease) increase in net
  assets................................   (6,853,408)    (4,902,505)    388,547     (2,357,585)    3,715,983     (8,893,990)
NET ASSETS
  Beginning of year.....................   47,305,710     87,293,722   3,456,559     21,909,881    13,568,592     49,802,452
                                          -----------   ------------   ----------   -----------   -----------   ------------
  End of year...........................  $40,452,302   $ 82,391,217   $3,845,106   $19,552,296   $17,284,575   $ 40,908,462
                                          ===========   ============   ==========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                          SCUDDER
                                                          GROWTH                                       DREYFUS       DREYFUS
                                            SCUDDER         AND          SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   442,460   $     7,432    $  (218,772)   $   315,939    $  (182,953)  $  (165,106)
Net realized (loss) gain on
  investments...........................      (40,127)      103,265      3,424,914       (116,873)     1,394,147     1,000,547
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................      576,141      (841,850)    (9,766,269)       129,864     (2,354,184)   (4,325,291)
                                          -----------   -----------    -----------    -----------    -----------   -----------
Net increase (decrease) in net assets
  from operations.......................      978,474      (731,153)    (6,560,127)       328,930     (1,142,990)   (3,489,850)
                                          -----------   -----------    -----------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........      528,312       735,122      1,836,213        168,751        780,797     2,268,194
Administrative charges..................       (5,257)      (10,817)       (11,375)        (3,103)       (10,972)      (13,518)
Surrenders and forfeitures..............   (1,477,606)   (1,906,870)    (2,394,030)    (1,318,770)    (2,033,425)   (1,901,950)
Transfers between investment
  portfolios............................     (208,376)   (1,619,849)     5,881,802     (7,633,948)       244,124     5,463,282
Net (withdrawals) repayments due to
  policy loans..........................       (1,075)        3,865        (10,178)        (3,365)        (9,512)      (28,455)
Withdrawals due to death benefits.......     (123,975)     (142,146)       (25,004)                     (194,128)      (53,494)
                                          -----------   -----------    -----------    -----------    -----------   -----------
Net (decrease) increase in net assets
  derived from contract transactions....   (1,287,977)   (2,940,695)     5,277,428     (8,790,435)    (1,223,116)    5,734,059
                                          -----------   -----------    -----------    -----------    -----------   -----------
Total (decrease) increase in net
  assets................................     (309,503)   (3,671,848)    (1,282,699)    (8,461,505)    (2,366,106)    2,244,209
NET ASSETS
  Beginning of year.....................   11,739,293    22,065,318     23,743,068      8,461,505     22,991,535    23,174,948
                                          -----------   -----------    -----------    -----------    -----------   -----------
  End of year...........................  $11,429,790   $18,393,470    $22,460,369             --    $20,625,429   $25,419,157
                                          ===========   ===========    ===========    ===========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                       NEUBERGER
                                                   U.S. GOVERNMENT        FEDERATED      BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................     $   376,463         $   152,616       $   82,762       $   (6,127)
Net realized (loss) gain on investments.........         (92,211)            145,290          (30,172)         170,695
Net unrealized appreciation (depreciation) of
  investments during the year...................         625,653          (1,239,129)          22,343         (168,714)
                                                     -----------         -----------       ----------       ----------
Net increase (decrease) in net assets from
  operations....................................         909,905            (941,223)          74,933           (4,146)
                                                     -----------         -----------       ----------       ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................         233,093             391,745           98,400           62,770
Administrative charges..........................          (2,888)             (4,009)            (988)          (1,172)
Surrenders and forfeitures......................      (1,455,842)           (891,031)        (122,227)         (57,817)
Transfers between investment portfolios.........        (124,879)           (946,547)        (229,367)        (413,453)
Net repayments (withdrawals) due to policy
  loans.........................................             815                 960             (482)            (755)
Withdrawals due to death benefits...............         (65,509)           (115,087)
                                                     -----------         -----------       ----------       ----------
Net decrease in net assets derived from contract
  transactions..................................      (1,415,210)         (1,563,969)        (254,664)        (410,427)
                                                     -----------         -----------       ----------       ----------
Total decrease in net assets....................        (505,305)         (2,505,192)        (179,731)        (414,573)
NET ASSETS
  Beginning of year.............................      10,781,314          10,268,993        1,645,266        1,549,061
                                                     -----------         -----------       ----------       ----------
  End of year...................................     $10,276,009         $ 7,763,801       $1,465,535       $1,134,488
                                                     ===========         ===========       ==========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                   VAN ECK
                                                       VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                         BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........................  $   77,479   $    4,951    $   (35,953)  $    8,966     $   (81,533)
Net realized (loss) gain on investments.............    (103,662)     100,379      1,139,641       14,092       2,118,058
Net unrealized appreciation (depreciation) of
  investments during the year.......................      37,198       (6,572)    (6,093,397)     103,925      (3,915,494)
                                                      ----------   ----------    -----------   ----------     -----------
Net increase (decrease) in net assets from
  operations........................................      11,015       98,758     (4,989,709)     126,983      (1,878,969)
                                                      ----------   ----------    -----------   ----------     -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.......................     268,600      159,710      2,466,575      170,153         515,859
Administrative charges..............................        (775)        (592)        (5,689)        (382)         (4,242)
Surrenders and forfeitures..........................    (168,108)     (70,735)      (525,350)     (18,732)       (272,877)
Transfers between investment portfolios.............    (296,816)     210,511      3,153,557      376,425         576,492
Net withdrawals due to policy loans.................        (578)      (4,111)        (6,743)      (1,770)         (4,942)
Withdrawals due to death benefits...................     (10,257)                     (1,813)                      (5,169)
                                                      ----------   ----------    -----------   ----------     -----------
Net (decrease) increase in net assets derived from
  contract transactions.............................    (207,934)     294,783      5,080,537      525,694         805,121
                                                      ----------   ----------    -----------   ----------     -----------
Total (decrease) increase in net assets.............    (196,919)     393,541         90,828      652,677      (1,073,848)
NET ASSETS
  Beginning of year.................................   2,008,648      815,121      6,758,893      502,098       6,026,539
                                                      ----------   ----------    -----------   ----------     -----------
  End of year.......................................  $1,811,729   $1,208,662    $ 6,849,721   $1,154,775     $ 4,952,691
                                                      ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                          MFS             MFS             MFS           MFS         PIMCO         PIMCO
                                       EMERGING       GROWTH WITH    NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                     GROWTH SERIES   INCOME SERIES      SERIES         SERIES        BOND          BOND
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $   (4,589)      $ (2,771)       $ (1,114)     $  (2,418)    $ 25,631      $  9,356
Net realized (loss) gain on
  investments......................      (33,279)         1,543         (30,030)       (67,777)     (27,538)        1,025
Net unrealized (depreciation)
  appreciation of investments
  during the year..................     (164,717)        (6,685)         (4,813)       (36,711)         736        12,503
                                      ----------       --------        --------      ---------     --------      --------
Net (decrease) increase in net
  assets from operations...........     (202,585)        (7,913)        (35,957)      (106,906)      (1,171)       22,884
                                      ----------       --------        --------      ---------     --------      --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......    1,046,037        666,241         271,079        549,098      484,669       377,962
Administrative charges.............       (1,157)          (914)           (157)          (748)        (379)         (200)
Surrenders and forfeitures.........       (2,018)          (726)           (278)          (218)      (6,215)       (4,025)
Transfers between investment
  portfolios.......................      174,758        138,098          15,309        (31,279)     134,528       302,141
                                      ----------       --------        --------      ---------     --------      --------
Net increase in net assets derived
  from contract transactions.......    1,217,620        802,699         285,953        516,853      612,603       675,878
                                      ----------       --------        --------      ---------     --------      --------
Capital contribution from
  Providentmutual Life and Annuity
  Company of America...............       25,000         25,000          25,000         25,000       25,000        25,000
                                      ----------       --------        --------      ---------     --------      --------
Total increase in net assets.......    1,040,035        819,786         274,996        434,947      636,432       723,762
NET ASSETS
  Beginning of year................
                                      ----------       --------        --------      ---------     --------      --------
  End of year......................   $1,040,035       $819,786        $274,996      $ 434,947     $636,432      $723,762
                                      ==========       ========        ========      =========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VIP III          STRONG         STRONG
                                           VIP III      VIP III      VIP III        GROWTH          MID-CAP       OPPORTUNITY
                                            GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES   GROWTH FUND II     FUND II
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income............  $  (31,162)  $   (6,709)  $  (17,566)    $  (4,582)     $    (8,676)    $      248
Net realized (loss) gain on
  investments...........................     (25,663)    (100,161)     (20,385)      (18,334)         194,321        136,995
Net unrealized depreciation of
  investments during the year...........    (668,148)     (40,587)    (131,182)      (81,776)      (1,922,693)      (141,820)
                                          ----------   ----------   ----------     ---------      -----------     ----------
Net decrease in net assets from
  operations............................    (724,973)    (147,457)    (169,133)     (104,692)      (1,737,048)        (4,577)
                                          ----------   ----------   ----------     ---------      -----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........   4,111,229    1,059,129    2,673,824       681,649        1,578,776        581,039
Administrative charges..................      (6,418)        (485)      (2,437)         (847)         (11,510)        (9,062)
Surrenders and forfeitures..............     (39,974)      (4,590)     (20,224)       (5,480)        (253,097)        (5,000)
Transfers between investment
  portfolios............................   1,745,257      318,676      486,456       142,755        7,547,303        738,935
Net withdrawals due to policy loans.....      (2,196)      (2,172)                                        (31)
                                          ----------   ----------   ----------     ---------      -----------     ----------
Net increase in net assets derived from
  contract transactions.................   5,807,898    1,370,558    3,137,619       818,077        8,861,441      1,305,912
                                          ----------   ----------   ----------     ---------      -----------     ----------
Capital contribution from
  Providentmutual Life and Annuity
  Company of America....................      25,000       25,000       25,000        25,000           25,000         25,000
                                          ----------   ----------   ----------     ---------      -----------     ----------
Total increase in net assets............   5,107,925    1,248,101    2,993,486       738,385        7,149,393      1,326,335
NET ASSETS
  Beginning of year.....................
                                          ----------   ----------   ----------     ---------      -----------     ----------
  End of year...........................  $5,107,925   $1,248,101   $2,993,486     $ 738,385      $ 7,149,393     $1,326,335
                                          ==========   ==========   ==========     =========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                            GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income............  $  (494,962)  $  1,489,991   $    13,453   $  (112,487)  $  (101,266)   $   (55,539)
Net realized gain on investments........    2,770,331                      244,704     2,203,087     1,935,928      1,854,981
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (1,518,887)                    (931,293)   (2,188,549)     (185,594)     3,232,939
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  from operations.......................      756,482      1,489,991      (673,136)      (97,949)    1,649,068      5,032,381
                                          -----------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    2,590,479     78,822,848     1,396,064       984,660       887,259      1,000,976
Administrative charges..................      (24,390)       (15,274)       (6,432)       (9,310)       (8,393)       (12,125)
Surrenders and forfeitures..............   (5,316,142)    (8,670,364)   (1,508,623)   (2,305,604)   (1,469,240)    (2,835,932)
Transfers between investment
  portfolios............................      (29,593)   (65,500,542)     (362,780)     (313,975)     (115,580)      (202,702)
Net (withdrawals) repayments due to
  policy loans..........................       (4,024)         5,362       (10,917)       (9,688)       (3,519)          (106)
Withdrawals due to death benefits.......      (80,740)      (197,400)      (92,463)     (298,990)      (47,403)       (52,653)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from contract transactions....   (2,864,410)     4,444,630      (585,151)   (1,952,907)     (756,876)    (2,102,542)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net
  assets................................   (2,107,928)     5,934,621    (1,258,287)   (2,050,856)      892,192      2,929,839
NET ASSETS
  Beginning of year.....................   47,858,933     42,457,454    15,203,142    19,429,859    12,484,988     19,698,014
                                          -----------   ------------   -----------   -----------   -----------    -----------
  End of year...........................  $45,751,005   $ 48,392,075   $13,944,855   $17,379,003   $13,377,180    $22,627,853
                                          ===========   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                             CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.......................................   $   (97,286)    $  (37,581)     $   (76,850)    $  (27,211)
Net realized gain (loss) on investments...................       219,145          9,264          258,558        (54,731)
Net unrealized appreciation (depreciation) of investments
  during the year.........................................     1,576,938        (56,669)       4,999,603        (44,186)
                                                             -----------     ----------      -----------     ----------
Net increase (decrease) in net assets from operations.....     1,698,797        (84,986)       5,181,311       (126,128)
                                                             -----------     ----------      -----------     ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.............................     2,295,679        997,126        2,031,084        827,857
Administrative charges....................................        (2,352)        (1,264)          (2,330)          (733)
Surrenders and forfeitures................................      (329,579)      (182,254)        (421,459)      (162,906)
Transfers between investment portfolios...................     6,079,986      2,254,512        6,015,262      1,303,456
Net withdrawals due to policy loans.......................                                          (928)          (323)
Withdrawals due to death benefits.........................                      (11,250)                           (997)
                                                             -----------     ----------      -----------     ----------
Net increase in net assets derived from contract
  transactions............................................     8,043,734      3,056,870        7,621,629      1,966,354
                                                             -----------     ----------      -----------     ----------
Total increase in net assets..............................     9,742,531      2,971,884       12,802,940      1,840,226
NET ASSETS
  Beginning of year.......................................     2,296,724      2,084,201        1,668,424      1,314,681
                                                             -----------     ----------      -----------     ----------
  End of year.............................................   $12,039,255     $5,056,085      $14,471,364     $3,154,907
                                                             ===========     ==========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                            FIDELITY      FIDELITY                                  FIDELITY
                                              HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                             INCOME        INCOME         GROWTH       OVERSEAS      MANAGER      INDEX 500
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $ 1,705,500   $    33,505   $ (1,568,093)  $  (2,231)   $   769,523   $   (696,671)
Net realized (loss) gain on
  investments............................     (241,253)    7,290,388     17,140,613     171,146      2,769,875      7,303,409
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................      (12,412)   (2,800,973)    25,031,932   1,417,888        614,713     15,138,575
                                           -----------   -----------   ------------   ----------   -----------   ------------
Net increase in net assets from
  operations.............................    1,451,835     4,522,920     40,604,452   1,586,803      4,154,111     21,745,313
                                           -----------   -----------   ------------   ----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............    1,740,203     7,793,623     14,703,880     409,413      3,411,027     16,701,500
Administrative charges...................      (10,589)      (50,745)       (68,343)     (1,795)       (22,263)       (67,520)
Surrenders and forfeitures...............   (1,996,468)   (8,468,841)   (11,112,095)   (281,158)    (3,045,460)    (9,161,461)
Transfers between investment
  portfolios.............................     (154,725)      284,030     16,639,479     364,091      1,713,067     21,749,042
Net repayments (withdrawals) due to
  policy loans...........................        2,087         2,477        (32,663)     (1,456)        (2,846)       (38,730)
Withdrawals due to death benefits........     (115,663)     (503,787)      (709,722)    (15,191)      (555,954)      (458,677)
                                           -----------   -----------   ------------   ----------   -----------   ------------
Net (decrease) increase in net assets
  derived from contract transactions.....     (535,155)     (943,243)    19,420,536     473,904      1,497,571     28,724,154
                                           -----------   -----------   ------------   ----------   -----------   ------------
Total increase in net assets.............      916,680     3,579,677     60,024,988   2,060,707      5,651,682     50,469,467
NET ASSETS
  Beginning of year......................   21,941,333    95,994,948    101,771,312   3,459,303     41,654,028     99,729,620
                                           -----------   -----------   ------------   ----------   -----------   ------------
  End of year............................  $22,858,013   $99,574,625   $161,796,300   $5,520,010   $47,305,710   $150,199,087
                                           ===========   ===========   ============   ==========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                        FIDELITY
                                                         FIDELITY      INVESTMENT       OCC           OCC           OCC
                                                       CONTRAFUND(R)   GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                        SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.........................   $  (699,237)   $  59,373    $  (106,599)  $  (107,691)  $    100,609
Net realized gain on investments.....................     7,010,211       39,824      2,328,250       827,001      8,143,038
Net unrealized appreciation (depreciation) of
  investments during the year........................     8,931,867     (170,709)    (1,974,042)   (1,201,078)    (6,244,429)
                                                        -----------    ----------   -----------   -----------   ------------
Net increase (decrease) in net assets from
  operations.........................................    15,242,841      (71,512)       247,609      (481,768)     1,999,218
                                                        -----------    ----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums........................     8,874,302      340,787      2,151,357       806,041      2,531,372
Administrative charges...............................       (37,729)      (1,542)       (11,945)       (8,944)       (29,428)
Surrenders and forfeitures...........................    (7,143,278)    (141,957)    (1,849,036)   (1,150,907)    (6,330,544)
Transfers between investment portfolios..............    11,057,492      808,229     (2,026,903)   (2,116,577)    (8,032,769)
Net (withdrawals) repayments due to policy loans.....       (10,345)        (826)        (3,599)        5,402          3,440
Withdrawals due to death benefits....................       (20,534)      (6,713)       (91,764)      (64,207)      (338,881)
                                                        -----------    ----------   -----------   -----------   ------------
Net increase (decrease) in net assets derived from
  contract transactions..............................    12,719,908      997,978     (1,831,890)   (2,529,192)   (12,196,810)
                                                        -----------    ----------   -----------   -----------   ------------
Total increase (decrease) in net assets..............    27,962,749      926,466     (1,584,281)   (3,010,960)   (10,197,592)
NET ASSETS
  Beginning of year..................................    59,330,973    2,530,093     23,494,162    16,579,552     60,000,044
                                                        -----------    ----------   -----------   -----------   ------------
  End of year........................................   $87,293,722    $3,456,559   $21,909,881   $13,568,592   $ 49,802,452
                                                        ===========    ==========   ===========   ===========   ============

See accompanying notes to financial statements

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The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                          SCUDDER                                      DREYFUS       DREYFUS
                                            SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   201,779   $  (48,493)    $  (217,186)    $  320,375    $  (157,345)  $  (226,072)
Net realized gain on investments........      122,198    2,166,707       2,297,806         11,663      1,272,664     2,121,017
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................     (588,049)  (1,062,169)      6,092,999       (228,153)     1,880,445     2,592,866
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net (decrease) increase in net assets
  from operations.......................     (264,072)   1,056,045       8,173,619        103,885      2,995,764     4,487,811
                                          -----------   -----------    -----------     ----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    1,059,677    1,975,773       1,467,500        669,242      1,817,881     3,982,317
Administrative charges..................       (5,201)     (11,674)         (8,004)        (3,128)       (12,252)       (9,240)
Surrenders and forfeitures..............     (801,092)  (1,211,234)     (1,454,363)      (785,288)    (1,587,925)   (1,010,431)
Transfers between investment
  portfolios............................      987,964   (1,457,279)      1,090,597      1,057,189        275,465     4,774,389
Net withdrawals due to policy loans.....       (5,348)     (10,910)         (5,072)        (1,610)        (8,128)      (26,022)
Withdrawals due to death benefits.......     (100,792)     (78,315)        (46,525)       (29,581)      (129,975)      (34,060)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase (decrease) in net assets
  derived from contract transactions....    1,135,208     (793,639)      1,044,133        906,824        355,066     7,676,953
                                          -----------   -----------    -----------     ----------    -----------   -----------
Total increase in net assets............      871,136      262,406       9,217,752      1,010,709      3,350,830    12,164,764
NET ASSETS
  Beginning of year.....................   10,868,157   21,802,912      14,525,316      7,450,796     19,640,705    11,010,184
                                          -----------   -----------    -----------     ----------    -----------   -----------
  End of year...........................  $11,739,293   $22,065,318    $23,743,068     $8,461,505    $22,991,535   $23,174,948
                                          ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

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The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                             FEDERATED                                                NEUBERGER
                                             FUND FOR        FEDERATED    NEUBERGER    NEUBERGER       BERMAN       NEUBERGER
                                          U.S. GOVERNMENT     UTILITY       BERMAN       BERMAN        LIMITED        BERMAN
                                           SECURITIES II      FUND II      BALANCED      GROWTH     MATURITY BOND    PARTNERS
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............    $   231,231     $   103,305   $   7,856    $  (4,219)    $   64,251     $   (9,507)
Net realized gain (loss) on
  investments...........................        222,314       1,089,262     (27,579)     (42,464)       (17,107)         9,117
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................       (635,386)     (1,153,393)      8,783       24,306        (45,853)         4,939
                                            -----------     -----------   ---------    ---------     ----------     ----------
Net (decrease) increase in net assets
  from operations.......................       (181,841)         39,174     (10,940)     (22,377)         1,291          4,549
                                            -----------     -----------   ---------    ---------     ----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........        823,529       1,443,609      25,186       15,377        233,626        148,181
Administrative charges..................         (2,806)         (4,180)       (221)        (343)          (911)        (1,007)
Surrenders and forfeitures..............       (406,791)       (888,560)     (8,975)     (13,723)      (123,687)       (61,983)
Transfers between investment
  portfolios............................      1,258,289        (464,512)   (780,760)    (973,747)       131,846      1,075,905
Net (withdrawals) repayments due to
  policy loans..........................         (6,813)         (8,172)         72           74           (420)          (579)
Withdrawals due to death benefits.......        (20,689)        (49,572)                                (30,406)       (24,657)
                                            -----------     -----------   ---------    ---------     ----------     ----------
Net increase (decrease) in net assets
  derived from contract transactions....      1,644,719          28,613    (764,698)    (972,362)       210,048      1,135,860
                                            -----------     -----------   ---------    ---------     ----------     ----------
Total increase (decrease) in net
  assets................................      1,462,878          67,787    (775,638)    (994,739)       211,339      1,140,409
NET ASSETS
  Beginning of year.....................      9,318,436      10,201,206     775,638      994,739      1,433,927        408,652
                                            -----------     -----------   ---------    ---------     ----------     ----------
  End of year...........................    $10,781,314     $10,268,993          --           --     $1,645,266     $1,549,061
                                            ===========     ===========   =========    =========     ==========     ==========

See accompanying notes to financial statements

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The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                          AMERICAN                                 VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........   $    (849)    $  46,828     $  4,731     $ (18,882)    $  4,605      $  (61,106)
Net realized (loss) gain on
  investments.........................         (39)       45,172        1,791       (13,734)      (5,104)        604,257
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      16,405      (251,451)     103,677     2,614,239      (17,445)      1,214,028
                                         ---------     ----------    --------     ----------    --------      ----------
Net increase (decrease) in net assets
  from operations.....................      15,517      (159,451)     110,199     2,581,623      (17,944)      1,757,179
                                         ---------     ----------    --------     ----------    --------      ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.........       5,783       285,202      213,141       779,291      109,465         520,072
Administrative charges................        (108)         (712)        (263)       (1,598)        (185)         (3,398)
Surrenders and forfeitures............      (6,711)      (68,956)     (61,426)     (149,575)     (16,959)       (116,735)
Transfers between investment
  portfolios..........................    (223,981)      292,466      124,653     2,176,507      147,966         118,274
Net withdrawals due to policy loans...         (99)         (589)          (3)       (1,659)                      (3,739)
Withdrawals due to death benefits.....                    (8,966)                                                (27,638)
                                         ---------     ----------    --------     ----------    --------      ----------
Net (decrease) increase in net assets
  derived from contract
  transactions........................    (225,116)      498,445      276,102     2,802,966      240,287         486,836
                                         ---------     ----------    --------     ----------    --------      ----------
Total (decrease) increase in net
  assets..............................    (209,599)      338,994      386,301     5,384,589      222,343       2,244,015
NET ASSETS
  Beginning of year...................     209,599     1,669,654      428,820     1,374,304      279,755       3,782,524
                                         ---------     ----------    --------     ----------    --------      ----------
  End of year.........................          --     $2,008,648    $815,121     $6,758,893    $502,098      $6,026,539
                                         =========     ==========    ========     ==========    ========      ==========

See accompanying notes to financial statements

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The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes To Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (PLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, PLACA redomesticated to the State of Delaware. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.


     PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of forty-seven Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity, OCC Small Cap and OCC Managed Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Growth and Income Subaccount invests in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Federated Utility Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and the Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the MFS Emerging Growth Series, MFS Growth with Income Series, MFS New Discovery Series and MFS Research Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the PIMCO High Yield Bond and PIMCO Total Return Bond Subaccounts invest in the corresponding portfolios of the PIMCO Variable Insurance Trust; the VIP III Growth, VIP III Overseas, VIP III Contrafund and VIP III Growth Opportunities Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund III; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.


     At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on December 28, 2000, the Dreyfus Zero Coupon 2000 Subaccount was terminated and the investments were transferred to the Market Street Fund Money Market Subaccount. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were transferred to newly established subaccounts (the All-Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts, respectively), and the Growth, Managed and Aggressive Growth Subaccounts ceased to exist.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of PLACA.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

INVESTMENT VALUATION:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

REALIZED GAINS AND LOSSES:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

FEDERAL INCOME TAXES:

     The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the Contracts, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

ESTIMATES:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
3. INVESTMENTS

     At December 31, 2000, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------


                                                           SHARES         COST       MARKET VALUE
-------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Portfolio.....................................   2,093,890    $36,466,188    $40,160,804
  Money Market Portfolio...............................  59,752,546    $59,752,546    $59,752,546
  Bond Portfolio.......................................   1,146,132    $12,370,969    $12,504,299
  Managed Portfolio....................................     885,116    $14,454,792    $14,861,094
  Aggressive Growth Portfolio..........................     872,535    $18,870,926    $24,177,935
  International Portfolio..............................   1,423,658    $19,068,403    $20,144,757
  All Pro Large Cap Growth Portfolio...................   1,434,037    $19,208,989    $16,491,428
  All Pro Large Cap Value Portfolio....................     637,604     $6,275,410     $6,414,300
  All Pro Small Cap Growth Portfolio...................   1,408,157    $26,178,791    $20,249,291
  All Pro Small Cap Value Portfolio....................     781,035     $6,037,958     $7,123,043
  Equity 500 Index Portfolio...........................  14,064,150   $140,766,487   $131,640,441
Variable Insurance Products Fund:
  High Income Portfolio................................   1,844,546    $20,919,618    $15,088,388
  Equity-Income Portfolio..............................   3,386,085    $76,430,310    $86,412,877
  Growth Portfolio.....................................   3,522,896   $145,178,660   $153,774,411
  Overseas Portfolio...................................     262,262     $5,545,636     $5,242,618
Variable Insurance Products Fund II:
  Asset Manager Portfolio..............................   2,528,269    $42,052,489    $40,452,302
  Contrafund Portfolio.................................   3,470,565    $78,124,804    $82,391,217
  Investment Grade Bond Portfolio......................     304,719     $3,716,229     $3,836,412
OCC Accumulation Trust:
  Equity Portfolio.....................................     541,765    $19,070,413    $19,552,296
  Small Cap Portfolio..................................     535,956    $13,274,520    $17,284,575
  Managed Portfolio....................................     946,955    $37,713,135    $40,908,462
Scudder Variable Life Investment Fund:
  Bond Portfolio.......................................   1,683,327    $11,272,009    $11,429,790
  Growth and Income Portfolio..........................   1,772,011    $19,738,249    $18,393,470
  International Portfolio..............................   1,575,061    $25,132,093    $22,460,369
Dreyfus Variable Investment Fund:
  Growth and Income Portfolio..........................     878,425    $19,488,676    $20,625,429
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio.......................     737,428    $25,405,071    $25,419,157
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio.....     924,933     $9,904,744    $10,276,009
  Utility Fund II Portfolio............................     624,100     $8,748,732     $7,763,801
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio......................     111,278     $1,478,801     $1,465,535
  Partners Portfolio...................................      70,117     $1,281,434     $1,134,488
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.....................     174,709     $1,891,887     $1,811,729
  Van Eck Worldwide Hard Assets Portfolio..............     100,138     $1,138,031     $1,208,662
  Van Eck Worldwide Emerging Markets Portfolio.........     826,263    $10,703,152     $6,849,721
  Van Eck Worldwide Real Estate Portfolio..............     108,736     $1,066,814     $1,154,775
Alger American Fund:
  Alger American Small Capitalization Portfolio........     210,843     $7,449,836     $4,952,691

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

                                                           SHARES         COST       MARKET VALUE
-------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
  MFS Emerging Growth Series...........................      36,087     $1,204,752     $1,040,035
  MFS Growth with Income Series........................      39,075       $826,471       $819,786
  MFS New Discovery Series.............................      16,576       $279,809       $274,996
  MFS Research Series..................................      20,934       $471,728       $435,017
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio......................      76,402       $635,696       $636,432
  PIMCO Total Return Bond Portfolio....................      74,080       $711,259       $723,762
Variable Insurance Products Fund III:
  VIP III Growth Portfolio.............................     117,613     $5,776,073     $5,107,925
  VIP III Overseas Portfolio...........................      62,719     $1,288,688     $1,248,101
  VIP III Contrafund Portfolio.........................     126,628     $3,124,668     $2,993,486
  VIP III Growth Opportunities Portfolio...............      41,764       $820,161       $738,385
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................     301,327     $9,052,086     $7,129,393
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................      55,402     $1,468,155     $1,326,335

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 2000 and 1999, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                            MARKET STREET FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                 GROWTH PORTFOLIO         MONEY MARKET PORTFOLIO          BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2000         1999          2000           1999          2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................     140,183      189,567     73,618,732     72,119,301      135,811      341,433
Shares received from reinvestment of:
  Dividends.................................      36,566        8,670      2,672,500      2,051,913       82,612       19,222
  Capital gain distributions................     163,308       50,645                                                  15,102
                                              ----------   ----------   ------------   ------------   ----------   ----------
Total shares acquired.......................     340,057      248,882     76,291,232     74,171,214      218,423      375,757
Total shares redeemed.......................    (661,743)    (376,289)   (65,332,238)   (65,737,428)    (390,330)    (412,722)
                                              ----------   ----------   ------------   ------------   ----------   ----------
Net (decrease) increase in shares owned.....    (321,686)    (127,407)    10,958,994      8,433,786     (171,907)     (36,965)
Shares owned, beginning of year.............   2,415,576    2,542,983     48,793,552     40,359,766    1,318,039    1,355,004
                                              ----------   ----------   ------------   ------------   ----------   ----------
Shares owned, end of year...................   2,093,890    2,415,576     59,752,546     48,793,552    1,146,132    1,318,039
                                              ==========   ==========   ============   ============   ==========   ==========
Cost of shares acquired.....................  $6,072,261   $4,706,516   $ 76,291,232   $ 74,171,214   $2,237,266   $4,018,116
                                              ==========   ==========   ============   ============   ==========   ==========
Cost of shares redeemed.....................  $9,995,184   $5,295,557   $ 65,332,238   $ 65,737,428   $4,241,096   $4,345,110
                                              ==========   ==========   ============   ============   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND
------------------------------------------------------------------------------------------------------------------------
                                                                       AGGRESSIVE GROWTH
                                           MANAGED PORTFOLIO               PORTFOLIO            INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                           2000          1999          2000          1999          2000          1999
------------------------------------------------------------------------------------------------------------------------
Shares purchased......................      76,666       155,180       321,189        75,782       143,520       116,515
Shares received from reinvestment of:
  Dividends...........................      35,976         8,563        18,918         3,455        40,215        17,142
  Capital gain distributions..........      54,641        58,396        39,565        85,682       159,535        87,946
                                        ----------    ----------    ----------    ----------    ----------    ----------
Total shares acquired.................     167,283       222,139       379,672       164,919       343,270       221,603
Total shares redeemed.................    (317,248)     (286,032)     (116,021)     (125,866)     (276,198)     (287,256)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Net (decrease) increase in shares
  owned...............................    (149,965)      (63,893)      263,651        39,053        67,072       (65,653)
Shares owned, beginning of year.......   1,035,081     1,098,974       608,884       569,831     1,356,586     1,422,239
                                        ----------    ----------    ----------    ----------    ----------    ----------
Shares owned, end of year.............     885,116     1,035,081       872,535       608,884     1,423,658     1,356,586
                                        ==========    ==========    ==========    ==========    ==========    ==========
Cost of shares acquired...............  $2,638,759    $3,743,159    $9,166,485    $3,102,507    $4,829,043    $3,053,743
                                        ==========    ==========    ==========    ==========    ==========    ==========
Cost of shares redeemed...............  $4,440,417    $3,605,466    $2,015,076    $2,024,721    $3,395,968    $3,356,843
                                        ==========    ==========    ==========    ==========    ==========    ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                 MARKET STREET FUND
----------------------------------------------------------------------------------------------------------------------
                                                               ALL PRO LARGE CAP GROWTH       ALL PRO LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                 2000            1999           2000           1999
----------------------------------------------------------------------------------------------------------------------
Shares purchased............................................      817,783        691,692        353,414        344,968
Shares received from reinvestment of:
  Dividends.................................................       18,504             41          4,777          1,416
  Capital gain distributions................................       14,390
                                                              -----------     ----------     ----------     ----------
Total shares acquired.......................................      850,677        691,733        358,191        346,384
Total shares redeemed.......................................     (231,755)       (71,752)      (227,209)       (50,287)
                                                              -----------     ----------     ----------     ----------
Net increase in shares owned................................      618,922        619,981        130,982        296,097
Shares owned, beginning of year.............................      815,115        195,134        506,622        210,525
                                                              -----------     ----------     ----------     ----------
Shares owned, end of year...................................    1,434,037        815,115        637,604        506,622
                                                              ===========     ==========     ==========     ==========
Cost of shares acquired.....................................  $11,647,378     $8,890,645     $3,412,967     $3,520,520
                                                              ===========     ==========     ==========     ==========
Cost of shares redeemed.....................................  $ 2,555,191     $  725,052     $2,092,832     $  491,967
                                                              ===========     ==========     ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            MARKET STREET FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                 ALL PRO SMALL CAP          ALL PRO SMALL CAP           EQUITY 500 INDEX
                                                       GROWTH                     VALUE                   PORTFOLIO**
-----------------------------------------------------------------------------------------------------------------------------
                                                 2000          1999         2000         1999          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................    1,077,683      640,176      511,746      357,150     15,890,798       270,949
Shares received from reinvestment of:
  Dividends.................................       21,308                     1,414          340                        7,396
  Capital gain distributions................        3,648                                                               5,019
                                              -----------   ----------   ----------   ----------   ------------   -----------
Total shares acquired.......................    1,102,639      640,176      513,160      357,490     15,890,798       283,364
Total shares redeemed.......................     (463,009)     (41,896)    (148,889)    (100,081)    (2,723,841)      (92,221)
                                              -----------   ----------   ----------   ----------   ------------   -----------
Net increase in shares owned................      639,630      598,280      364,271      257,409     13,166,957       191,143
Shares owned, beginning of year.............      768,527      170,247      416,764      159,355        897,193       706,050
                                              -----------   ----------   ----------   ----------   ------------   -----------
Shares owned, end of year...................    1,408,157      768,527      781,035      416,764     14,064,150       897,193
                                              ===========   ==========   ==========   ==========   ============   ===========
Cost of shares acquired.....................  $21,814,189   $8,216,464   $4,006,643   $2,697,809   $161,013,061   $42,365,796
                                              ===========   ==========   ==========   ==========   ============   ===========
Cost of shares redeemed.....................  $ 4,916,066   $  413,127   $1,132,691   $  813,397   $128,918,217   $ 7,034,904
                                              ===========   ==========   ==========   ==========   ============   ===========

---------------
** Prior to February 7, 2000, these funds where invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                            VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
                              HIGH INCOME               EQUITY-INCOME
                               PORTFOLIO                  PORTFOLIO               GROWTH PORTFOLIO          OVERSEAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                           2000         1999         2000          1999          2000          1999          2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Shares purchased......     246,343      395,651        70,935       352,799       613,678       645,089       63,310       52,742
Shares received from
  reinvestment of:
  Dividends...........     144,276      186,959        72,843        59,998         3,591         4,443        3,073        2,900
  Capital gain
    distributions.....                    6,989       274,433       132,627       357,295       279,371       19,352        4,678
                        ----------   ----------   -----------   -----------   -----------   -----------   ----------   ----------
Total shares
  acquired............     390,619      589,599       418,211       545,424       974,564       928,903       85,735       60,320
Total shares
  redeemed............    (567,118)    (471,532)     (905,118)     (448,787)     (397,168)     (251,540)     (24,640)     (31,687)
                        ----------   ----------   -----------   -----------   -----------   -----------   ----------   ----------
Net (decrease)
  increase in shares
  owned...............    (176,499)     118,067      (486,907)       96,637       577,396       677,363       61,095       28,633
Shares owned,
  beginning of year...   2,021,045    1,902,978     3,872,992     3,776,355     2,945,500     2,268,137      201,167      172,534
                        ----------   ----------   -----------   -----------   -----------   -----------   ----------   ----------
Shares owned, end of
  year................   1,844,546    2,021,045     3,386,085     3,872,992     3,522,896     2,945,500      262,262      201,167
                        ==========   ==========   ===========   ===========   ===========   ===========   ==========   ==========
Cost of shares
  acquired............  $3,796,366   $6,507,744   $ 9,375,607   $13,652,563   $49,437,670   $41,021,861   $2,000,971   $1,276,641
                        ==========   ==========   ===========   ===========   ===========   ===========   ==========   ==========
Cost of shares
  redeemed............  $7,069,739   $5,578,652   $16,917,915   $ 7,271,913   $11,523,677   $ 6,028,805   $  484,746   $  633,822
                        ==========   ==========   ===========   ===========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                     ASSET MANAGER               CONTRAFUND              INVESTMENT GRADE
                                                       PORTFOLIO                  PORTFOLIO               BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000         1999         2000          1999          2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................     217,412      345,712       395,155       898,710       69,751      119,241
Shares received from reinvestment of:
  Dividends...................................      91,035       82,354        11,940        12,628       21,010        8,379
  Capital gain distributions..................     214,471      104,316       433,425        92,611                     2,629
                                                ----------   ----------   -----------   -----------   ----------   ----------
  Total shares acquired.......................     522,918      532,382       840,520     1,003,949       90,761      130,249
  Total shares redeemed.......................    (528,431)    (292,324)     (364,594)     (436,928)     (70,298)     (41,216)
                                                ----------   ----------   -----------   -----------   ----------   ----------
Net decrease (increase) in shares owned.......      (5,513)     240,058       475,926       567,021       20,463       89,033
Shares owned, beginning of year...............   2,533,782    2,293,724     2,994,639     2,427,618      284,256      195,223
                                                ----------   ----------   -----------   -----------   ----------   ----------
Shares owned, end of year.....................   2,528,269    2,533,782     3,470,565     2,994,639      304,719      284,256
                                                ==========   ==========   ===========   ===========   ==========   ==========
Cost of shares acquired.......................  $8,587,972   $9,166,519   $21,492,015   $25,278,970   $1,061,451   $1,592,717
                                                ==========   ==========   ===========   ===========   ==========   ==========
Cost of shares redeemed.......................  $7,727,544   $4,129,550   $ 5,680,246   $ 6,248,088   $  861,879   $  495,542
                                                ==========   ==========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIO         SMALL CAP PORTFOLIO        MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         2000         1999         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      27,203       62,391      100,470       82,639        39,441       66,129
Shares received from reinvestment of:
  Dividends....................................       5,673        6,048        3,943        5,000        17,851       21,057
  Capital gain distributions...................      73,274       27,543                                  99,679       47,251
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     106,150       95,982      104,413       87,639       156,971      134,437
Total shares redeemed..........................    (147,715)    (119,736)    (170,970)    (202,856)     (350,966)    (365,230)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net (decrease) increase in shares owned........     (41,565)     (23,754)     (66,557)    (115,217)     (193,995)    (230,793)
Shares owned, beginning of year................     583,330      607,084      602,513      717,730     1,140,950    1,371,743
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................     541,765      583,330      535,956      602,513       946,955    1,140,950
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $3,135,305   $3,584,113   $2,814,719   $1,916,428   $ 5,704,069   $5,628,749
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $4,465,416   $3,194,352   $3,648,122   $3,726,310   $11,298,334   $9,581,912
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                              GROWTH AND INCOME
                                                     BOND PORTFOLIO               PORTFOLIO          INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         2000         1999         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     170,388      404,130       73,506      669,834       539,901      249,705
Shares received from reinvestment of:
  Dividends....................................      95,931       53,898       26,739       23,087         7,627        1,417
  Capital gain distributions...................                   28,039       35,364      144,588       155,077      105,534
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     266,319      486,067      135,609      837,509       702,605      356,656
Total shares redeemed..........................    (391,820)    (256,913)    (376,857)    (767,469)     (294,853)    (186,965)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net (decrease) increase in shares owned........    (125,501)     229,154     (241,248)      70,040       407,752      169,691
Shares owned, beginning of year................   1,808,828    1,579,674    2,013,259    1,943,219     1,167,309      997,618
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................   1,683,327    1,808,828    1,772,011    2,013,259     1,575,061    1,167,309
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $1,706,087   $3,220,031   $1,458,860   $9,161,525   $12,414,733   $5,446,975
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $2,591,731   $1,760,846   $4,288,858   $7,836,950   $ 3,931,163   $2,322,222
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                                         DREYFUS SOCIALLY
                                                                                                           RESPONSIBLE
                                                         DREYFUS VARIABLE INVESTMENT FUND               GROWTH FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                    ZERO COUPON 2000          GROWTH AND INCOME        SOCIALLY RESPONSIBLE
                                                       PORTFOLIO                  PORTFOLIO                 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999         2000         1999         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      113,827      326,266       71,232      229,248      232,682       346,687
Shares received from reinvestment of:
  Dividends...................................       34,053       35,346        5,199        5,411        6,058            74
  Capital gain distributions..................                                 32,097       27,605                     19,922
                                                -----------   ----------   ----------   ----------   ----------   -----------
Total shares acquired.........................      147,880      361,612      108,528      262,264      238,740       366,683
Total shares redeemed.........................     (843,156)    (262,400)    (132,440)    (227,833)     (94,477)     (127,771)
                                                -----------   ----------   ----------   ----------   ----------   -----------
Net (decrease) increase in shares owned.......     (695,276)      99,212      (23,912)      34,431      144,263       238,912
Shares owned, beginning of year...............      695,276      596,064      902,337      867,906      593,165       354,253
                                                -----------   ----------   ----------   ----------   ----------   -----------
Shares owned, end of year.....................           --      695,276      878,425      902,337      737,428       593,165
                                                ===========   ==========   ==========   ==========   ==========   ===========
Cost of shares acquired.......................  $ 1,802,708   $4,454,728   $2,657,151   $6,260,045   $9,118,394   $12,499,529
                                                ===========   ==========   ==========   ==========   ==========   ===========
Cost of shares redeemed.......................  $10,394,077   $3,215,866   $2,669,073   $4,789,660   $2,548,894   $ 2,927,631
                                                ===========   ==========   ==========   ==========   ==========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------
                                                                   FUND FOR U.S.
                                                                     GOVERNMENT
                                                              SECURITIES II PORTFOLIO     UTILITY FUND II PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                 2000          1999          2000           1999
--------------------------------------------------------------------------------------------------------------------
Shares purchased............................................     181,572       417,008       102,815        181,732
Shares received from reinvestment of:
  Dividends.................................................      50,912        34,835        19,628         18,106
  Capital gain distributions................................                     6,849        13,045         35,863
                                                              ----------    ----------    ----------     ----------
Total shares acquired.......................................     232,484       458,692       135,488        235,701
Total shares redeemed.......................................    (328,509)     (273,468)     (226,997)      (188,147)
                                                              ----------    ----------    ----------     ----------
Net (decrease) increase in shares owned.....................     (96,025)      185,224       (91,509)        47,554
Shares owned, beginning of year.............................   1,020,958       835,734       715,609        668,055
                                                              ----------    ----------    ----------     ----------
Shares owned, end of year...................................     924,933     1,020,958       624,100        715,609
                                                              ==========    ==========    ==========     ==========
Cost of shares acquired.....................................  $2,427,008    $4,889,548    $1,816,318     $3,332,804
                                                              ==========    ==========    ==========     ==========
Cost of shares redeemed.....................................  $3,557,966    $2,791,284    $3,082,381     $2,111,624
                                                              ==========    ==========    ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------------
                                              BALANCED       GROWTH        LIMITED MATURITY
                                              PORTFOLIO    PORTFOLIO        BOND PORTFOLIO         PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                1999          1999         2000        1999        2000         1999
-----------------------------------------------------------------------------------------------------------------------
Shares purchased............................     1,850          1,319      15,154      42,160       5,105        66,085
Shares received from reinvestment of:
  Dividends.................................       738                      8,355       6,551         776           294
  Capital gain distributions................     1,093          2,232                              16,497           512
                                              --------     ----------    --------    --------    --------    ----------
Total shares acquired.......................     3,681          3,551      23,509      48,711      22,378        66,891
Total shares redeemed.......................   (51,150)       (41,388)    (36,496)    (28,203)    (31,134)       (9,606)
                                              --------     ----------    --------    --------    --------    ----------
Net (decrease) increase in shares owned.....   (47,469)       (37,837)    (12,987)     20,508      (8,756)       57,285
Shares owned, beginning of year.............    47,469         37,837     124,265     103,757      78,873        21,588
                                              --------     ----------    --------    --------    --------    ----------
Shares owned, end of year...................        --             --     111,278     124,265      70,117        78,873
                                              ========     ==========    ========    ========    ========    ==========
Cost of shares acquired.....................  $ 55,653     $   83,796    $297,439    $644,471    $339,795    $1,319,458
                                              ========     ==========    ========    ========    ========    ==========
Cost of shares redeemed.....................  $840,074     $1,102,841    $499,513    $387,279    $585,654    $  183,988
                                              ========     ==========    ========    ========    ========    ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                   AMERICAN CENTURY
                                                 VARIABLE PORTFOLIOS             VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                   AMERICAN CENTURY
                                                      VP CAPITAL            VAN ECK WORLDWIDE         VAN ECK WORLDWIDE
                                                APPRECIATION PORTFOLIO        BOND PORTFOLIO        HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                         1999               2000         1999         2000         1999
--------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................              742             46,119        96,145      76,214       46,969
Shares received from reinvestment of:
  Dividends...................................                               9,376         5,627         825          763
  Capital gain distributions..................                                             2,514
                                                       --------           --------    ----------    --------     --------
Total shares acquired.........................              742             55,495       104,286      77,039       47,732
Total shares redeemed.........................          (23,979)           (68,686)      (52,351)    (51,273)     (19,971)
                                                       --------           --------    ----------    --------     --------
Net (decrease) increase in shares owned.......          (23,237)           (13,191)       51,935      25,766       27,761
Shares owned, beginning of year...............           23,237            187,900       135,965      74,372       46,611
                                                       --------           --------    ----------    --------     --------
Shares owned, end of year.....................               --            174,709       187,900     100,138       74,372
                                                       ========           ========    ==========    ========     ========
Cost of shares acquired.......................         $  7,092           $558,929    $1,149,856    $894,777     $490,303
                                                       ========           ========    ==========    ========     ========
Cost of shares redeemed.......................         $233,096           $793,046    $  559,411    $494,664     $207,679
                                                       ========           ========    ==========    ========     ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                           VAN ECK WORLDWIDE INSURANCE TRUST           ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
                                                        VAN ECK WORLDWIDE       VAN ECK WORLDWIDE        ALGER AMERICAN
                                                        EMERGING MARKETS           REAL ESTATE        SMALL CAPITALIZATION
                                                            PORTFOLIO               PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        2000         1999        2000       1999        2000         1999
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................     707,034      400,787     87,346     30,756       36,941       22,690
Shares received from reinvestment of:
  Dividends........................................                               1,303        653
  Capital gain distributions.......................                                                      81,025       13,016
                                                     ----------   ----------   --------   --------   ----------   ----------
Total shares acquired..............................     707,034      400,787     88,649     31,409      117,966       35,706
Total shares redeemed..............................    (354,747)    (119,831)   (34,787)    (5,859)     (16,398)     (12,456)
                                                     ----------   ----------   --------   --------   ----------   ----------
Net increase in shares owned.......................     352,287      280,956     53,862     25,550      101,568       23,250
Shares owned, beginning of year....................     473,976      193,020     54,874     29,324      109,275       86,025
                                                     ----------   ----------   --------   --------   ----------   ----------
Shares owned, end of year..........................     826,263      473,976    108,736     54,874      210,843      109,275
                                                     ==========   ==========   ========   ========   ==========   ==========
Cost of shares acquired............................  $9,314,753   $4,023,833   $876,774   $300,279   $3,530,759   $1,502,178
                                                     ==========   ==========   ========   ========   ==========   ==========
Cost of shares redeemed............................  $3,130,528   $1,253,483   $328,022   $ 60,491   $  689,113   $  472,191
                                                     ==========   ==========   ========   ========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                                      PIMCO
                                             MFS VARIABLE INSURANCE TRUST                   VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
                                                MFS GROWTH     MFS NEW                       PIMCO            PIMCO
                                MFS EMERGING    WITH INCOME   DISCOVERY   MFS RESEARCH     HIGH YIELD      TOTAL RETURN
                                GROWTH SERIES     SERIES       SERIES        SERIES      BOND PORTFOLIO   BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                    2000           2000         2000          2000            2000             2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased..............       42,686        41,264       33,583         44,269         171,104          75,587
Shares received from
  reinvestment of:
  Dividends...................                                                                  3,480           1,189
  Capital gain
    distributions.............
                                 ----------      --------     --------     ----------      ----------        --------
Total shares acquired.........       42,686        41,264       33,583         44,269         174,584          76,776
Total shares redeemed.........       (6,599)       (2,189)     (17,007)       (23,335)        (98,182)         (2,696)
                                 ----------      --------     --------     ----------      ----------        --------
Net increase in shares
  owned.......................       36,087        39,075       16,576         20,934          76,402          74,080
Shares owned, beginning of
  year........................
                                 ----------      --------     --------     ----------      ----------        --------
Shares owned, end of year.....       36,087        39,075       16,576         20,934          76,402          74,080
                                 ==========      ========     ========     ==========      ==========        ========
Cost of shares acquired.......   $1,435,503      $872,744     $590,040     $1,038,183      $1,487,999        $736,194
                                 ==========      ========     ========     ==========      ==========        ========
Cost of shares redeemed.......   $  230,751      $ 46,273     $310,231     $  566,455      $  852,303        $ 24,935
                                 ==========      ========     ========     ==========      ==========        ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                                    STRONG
                                                                                                   VARIABLE        STRONG
                                                                                                   INSURANCE     OPPORTUNITY
                                             VARIABLE INSURANCE PRODUCTS FUND III                 FUNDS, INC.   FUND II, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                                     VIP III     VIP III GROWTH   STRONG MID       STRONG
                                VIP III GROWTH   VIP III OVERSEAS   CONTRAFUND   OPPORTUNITIES    CAP GROWTH     OPPORTUNITY
                                  PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO        FUND II        FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                     2000              2000            2000           2000           2000           2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............       147,830           135,493        136,934          52,986        345,442         60,547
Shares received from
  reinvestment of:
  Dividends...................                                                                                          123
  Capital gain
    distributions.............                                                                        22,668          7,128
                                  ----------        ----------      ----------     ----------     -----------    ----------
Total shares acquired.........       147,830           135,493        136,934          52,986        368,110         67,798
Total shares redeemed.........       (30,217)          (72,774)       (10,306)        (11,222)       (66,783)       (12,396)
                                  ----------        ----------      ----------     ----------     -----------    ----------
Net increase in shares
  owned.......................       117,613            62,719        126,628          41,764        301,327         55,402
Shares owned, beginning of
  year........................
                                  ----------        ----------      ----------     ----------     -----------    ----------
Shares owned, end of year.....       117,613            62,719        126,628          41,764        301,327         55,402
                                  ==========        ==========      ==========     ==========     ===========    ==========
Cost of shares acquired.......    $7,256,467        $2,900,741      $3,387,640     $1,046,577     $11,182,416    $1,812,008
                                  ==========        ==========      ==========     ==========     ===========    ==========
Cost of shares redeemed.......    $1,480,394        $1,612,053      $ 262,972      $  226,416     $2,130,330     $  343,853
                                  ==========        ==========      ==========     ==========     ===========    ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
     During the years ended December 31, 2000 and 1999, the unit activity and unit values were as follows:
--------------------------------------------------------------------------------


                                                                           MARKET STREET VIP
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount..............................      51,092.39          (13,618.69)       37,473.70      $  130.24
                                                                                            =========      =========
  Money Market Subaccount........................       2,572.39             (733.75)        1,838.64      $   67.20
                                                                                            =========      =========
  Bond Subaccount................................       9,401.62           (1,986.58)        7,415.04      $   77.38
                                                                                            =========      =========
  Managed Subaccount.............................      19,510.68           (3,457.08)       16,053.60      $  112.26
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       5,137.73              618.85         5,756.58      $  142.53
                                                                                            =========      =========
  International Subaccount.......................       5,950.52             (258.76)        5,691.76      $  114.21
                                                                                            =========      =========


--------------------------------------------------------------------------------


                                                                           MARKET STREET VIP
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount..............................      62,771.59          (11,679.20)       51,092.39      $  120.14
                                                                                            =========      =========
  Money Market Subaccount........................         762.54            1,809.85         2,572.39      $   64.08
                                                                                            =========      =========
  Bond Subaccount................................      10,046.15             (644.53)        9,401.62      $   71.44
                                                                                            =========      =========
  Managed Subaccount.............................      24,808.76           (5,298.08)       19,510.68      $  104.40
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       6,924.83           (1,787.10)        5,137.73      $  104.26
                                                                                            =========      =========
  International Subaccount.......................       9,691.70           (3,741.18)        5,950.52      $  118.92
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                           MARKET STREET VIP/2
                                                                                  2000
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount..............................       33,148.41           (6,662.90)      26,485.51      $ 1,170.95
                                                                                            =========      ==========
  Money Market Subaccount........................       70,401.74          (10,201.38)      60,200.36      $   647.63
                                                                                            =========      ==========
  Bond Subaccount................................       15,997.81           (3,826.45)      12,171.36      $   657.46
                                                                                            =========      ==========
  Managed Subaccount.............................       15,998.50           (4,139.45)      11,859.05      $   924.31
                                                                                            =========      ==========
  Aggressive Growth Subaccount...................       11,500.11            2,729.74       14,229.85      $ 1,384.12
                                                                                            =========      ==========
  International Subaccount.......................       20,438.51           (2,052.94)      18,385.57      $   934.58
                                                                                            =========      ==========
  All Pro Large Cap Growth Subaccount............       14,042.99            8,723.12       22,766.11      $   576.76
                                                                                            =========      ==========
  All Pro Large Cap Value Subaccount.............        8,559.14              634.08        9,193.22      $   492.50
                                                                                            =========      ==========
  All Pro Small Cap Growth Subaccount............       13,757.34            8,041.16       21,798.50      $   715.66
                                                                                            =========      ==========
  All Pro Small Cap Value Subaccount.............        6,324.54            4,971.44       11,295.98      $   441.75
                                                                                            =========      ==========
  Equity 500 Index Subaccount**..................       76,945.57           (3,983.23)      72,962.34      $ 1,465.42
                                                                                            =========      ==========
Variable Insurance Products Fund:
  High Income Subaccount.........................       25,510.22           (3,700.41)      21,809.81      $   606.18
                                                                                            =========      ==========
  Equity-Income Subaccount.......................       75,372.54          (14,462.85)      60,909.69      $ 1,248.84
                                                                                            =========      ==========
  Growth Subaccount..............................       84,943.88            6,281.17       91,225.05      $ 1,482.40
                                                                                            =========      ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       42,909.65           (5,117.13)      37,792.52      $   898.97
                                                                                            =========      ==========
  Contrafund Subaccount..........................       54,821.14              885.35       55,706.49      $ 1,272.63
                                                                                            =========      ==========
OCC Accumulation Trust:
  Equity Subaccount..............................       18,277.71           (3,626.70)      14,651.01      $ 1,295.47
                                                                                            =========      ==========
  Small Cap Subaccount...........................       19,273.71           (2,017.13)      17,256.58      $   997.72
                                                                                            =========      ==========
  Managed Subaccount.............................       42,989.61          (11,569.21)      31,420.40      $ 1,252.24
                                                                                            =========      ==========
Scudder Variable Life Investment Fund:
  Bond Subaccount................................       19,173.00           (2,064.69)      17,108.31      $   665.72
                                                                                            =========      ==========
  Growth and Income Subaccount...................       21,851.23           (2,994.26)      18,856.97      $   971.53
                                                                                            =========      ==========
  International Subaccount.......................       20,743.49            4,657.05       25,400.54      $   880.78
                                                                                            =========      ==========


---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP/2
                                                                                  2000
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Zero Coupon 2000...............................       13,555.84          (13,555.84)             --              --
                                                                                            =========      ==========
  Growth and Income Subaccount...................       20,385.92           (1,115.78)      19,270.14      $ 1,067.04
                                                                                            =========      ==========
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Subaccount................       15,371.49            3,857.32       19,228.81      $ 1,319.54
                                                                                            =========      ==========
Federated Insurance Series:
  Fund for U.S. Government Securities II
    Subaccount...................................       17,731.89           (2,295.83)      15,436.06      $   663.18
                                                                                            =========      ==========
  Utility Fund II Subaccount.....................       11,493.39           (1,822.87)       9,670.52      $   799.54
                                                                                            =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............        1,070.43              304.82        1,375.25      $   537.64
                                                                                            =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.......        1,431.10              321.72        1,752.82      $   452.62
                                                                                            =========      ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        7,758.01            5,470.56       13,228.57      $   336.57
                                                                                            =========      ==========
  Van Eck Worldwide Real Estate Subaccount.......          884.20              815.58        1,699.78      $   481.58
                                                                                            =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................        --                 11,320.98       11,320.98      $   416.75
                                                                                            =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................        --                  1,311.99        1,311.99      $   494.33
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                           MARKET STREET VIP/2
                                                                                  1999
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount..............................       34,680.05           (1,531.64)      33,148.41      $ 1,082.22
                                                                                            =========      ==========
  Money Market Subaccount........................       62,328.14            8,073.60       70,401.74      $   618.73
                                                                                            =========      ==========
  Bond Subaccount................................       18,437.76           (2,439.95)      15,997.81      $   608.19
                                                                                            =========      ==========
  Managed Subaccount.............................       18,219.44           (2,220.94)      15,998.50      $   861.32
                                                                                            =========      ==========
  Aggressive Growth Subaccount...................       12,301.49             (801.38)      11,500.11      $ 1,014.50
                                                                                            =========      ==========
  International Subaccount.......................       22,728.56           (2,290.05)      20,438.51      $   975.06
                                                                                            =========      ==========
  All Pro Large Cap Growth Subaccount............        3,398.61           10,644.38       14,042.99      $   721.62
                                                                                            =========      ==========
  All Pro Large Cap Value Subaccount.............        3,752.20            4,806.94        8,559.14      $   490.76
                                                                                            =========      ==========
  All Pro Small Cap Growth Subaccount............        2,787.56           10,969.78       13,757.34      $   919.80
                                                                                            =========      ==========
  All Pro Small Cap Value Subaccount.............        2,343.81            3,980.73        6,324.54      $   370.54
                                                                                            =========      ==========
Variable Insurance Products Fund:
  High Income Subaccount.........................       26,474.33             (964.11)      25,510.22      $   792.88
                                                                                            =========      ==========
  Equity-Income Subaccount.......................       78,563.14           (3,190.60)      75,372.54      $ 1,168.00
                                                                                            =========      ==========
  Growth Subaccount..............................       74,160.15           10,783.73       84,943.88      $ 1,688.61
                                                                                            =========      ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       42,506.75              402.90       42,909.65      $   948.86
                                                                                            =========      ==========
  Index 500 Subaccount...........................       61,689.14           15,256.43       76,945.57      $ 1,636.75
                                                                                            =========      ==========
  Contrafund Subaccount..........................       46,442.16            8,378.98       54,821.14      $ 1,382.01
                                                                                            =========      ==========
OCC Accumulation Trust:
  Equity Subaccount..............................       19,823.89           (1,546.18)      18,277.71      $ 1,195.14
                                                                                            =========      ==========
  Small Cap Subaccount...........................       22,809.77           (3,536.06)      19,273.71      $   701.71
                                                                                            =========      ==========
  Managed Subaccount.............................       53,641.58          (10,651.97)      42,989.61      $ 1,157.06
                                                                                            =========      ==========
Scudder Variable Life Investment Fund:
  Bond Subaccount................................       17,333.39            1,839.61       19,173.00      $   610.50
                                                                                            =========      ==========
  Growth and Income Subaccount...................       22,590.73             (739.50)      21,851.23      $ 1,006.14
                                                                                            =========      ==========
  International Subaccount.......................       19,335.69            1,407.80       20,743.49      $ 1,140.30
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP/2
                                                                                  1999
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Zero Coupon 2000...............................       12,081.33            1,474.51       13,555.84      $   621.94
                                                                                            =========      ==========
  Growth and Income Subaccount...................       20,073.85              312.07       20,385.92      $ 1,124.52
                                                                                            =========      ==========
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Subaccount................        9,357.48            6,014.01       15,371.49      $ 1,503.98
                                                                                            =========      ==========
Federated Insurance Series:
  Fund for U.S. Government Securities II
    Subaccount...................................       15,015.43            2,716.46       17,731.89      $   606.11
                                                                                            =========      ==========
  Utility Fund II Subaccount.....................       11,449.65               43.74       11,493.39      $   890.32
                                                                                            =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............          430.59              639.84        1,070.43      $   535.14
                                                                                            =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.......          791.04              640.06        1,431.10      $   411.96
                                                                                            =========      ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        1,094.81            6,663.20        7,758.01      $   587.10
                                                                                            =========      ==========
  Van Eck Worldwide Real Estate Subaccount.......          396.85              487.35          884.20      $   411.36
                                                                                            =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................        --                  --                --             --
                                                                                            =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................        --                  --                --             --
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                             OPTIONS VIP
                                                                                 2000
----------------------------------------------------------------------------------------------------------------------
                                                                      NET (DECREASE)/
                                                   UNITS OWNED          INCREASE IN       UNITS OWNED      UNIT VALUE
                                                BEGINNING OF YEAR       UNITS OWNED       END OF YEAR     END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount...........................        3,386.62              (547.87)        2,838.75       $ 1,170.95
                                                                                           =========       ==========
  Money Market Subaccount.....................        7,478.67             4,996.91        12,475.58       $   647.63
                                                                                           =========       ==========
  Bond Subaccount.............................        5,756.18            (1,328.35)        4,427.83       $   657.46
                                                                                           =========       ==========
  Managed Subaccount..........................        1,729.68              (533.84)        1,195.84       $   924.31
                                                                                           =========       ==========
  Aggressive Growth Subaccount................        1,079.49               367.75         1,447.24       $ 1,384.12
                                                                                           =========       ==========
  International Subaccount....................        1,968.62              (115.02)        1,853.60       $   934.58
                                                                                           =========       ==========
  All Pro Large Cap Growth Subaccount.........        2,551.65               620.05         3,171.70       $   576.76
                                                                                           =========       ==========
  All Pro Large Cap Value Subaccount..........        1,691.92               523.63         2,215.55       $   492.50
                                                                                           =========       ==========
  All Pro Small Cap Growth Subaccount.........        1,925.81             1,432.65         3,358.46       $   715.66
                                                                                           =========       ==========
  All Pro Small Cap Value Subaccount..........        2,135.68               560.87         2,696.55       $   441.75
                                                                                           =========       ==========
  Equity 500 Index Subaccount**...............       14,763.65              (636.23)       14,127.42       $ 1,465.42
                                                                                           =========       ==========
Variable Insurance Products Fund:
  High Income Subaccount......................        3,270.26              (237.15)        3,033.11       $   606.18
                                                                                           =========       ==========
  Equity-Income Subaccount....................        9,823.65            (1,592.07)        8,231.58       $ 1,248.84
                                                                                           =========       ==========
  Growth Subaccount...........................       10,794.84             1,746.78        12,541.62       $ 1,482.40
                                                                                           =========       ==========
  Overseas Subaccount.........................        6,052.64             1,163.97         7,216.61       $   721.24
                                                                                           =========       ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount....................        6,856.80               262.32         7,119.12       $   898.97
                                                                                           =========       ==========
  Contrafund Subaccount.......................        8,269.47               693.82         8,963.29       $ 1,272.63
                                                                                           =========       ==========
  Investment Grade Bond Subaccount............        5,808.14                69.55         5,877.69       $   651.80
                                                                                           =========       ==========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount............        2,870.46              (447.52)        2,422.94       $   592.73
                                                                                           =========       ==========
  Partners Subaccount.........................        2,977.32              (832.15)        2,145.17       $   487.60
                                                                                           =========       ==========


---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                             OPTIONS VIP
                                                                                 2000
----------------------------------------------------------------------------------------------------------------------
                                                                      NET (DECREASE)/
                                                   UNITS OWNED          INCREASE IN       UNITS OWNED      UNIT VALUE
                                                BEGINNING OF YEAR       UNITS OWNED       END OF YEAR     END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount...........        2,607.31              (869.01)        1,738.30       $   537.64
                                                                                           =========       ==========
  Van Eck Worldwide Hard Assets Subaccount....          451.12                98.52           549.64       $   452.62
                                                                                           =========       ==========
  Van Eck Worldwide Emerging Markets
    Subaccount................................        3,610.56               552.41         4,162.97       $   336.57
                                                                                           =========       ==========
  Van Eck Worldwide Real Estate Subaccount....          274.67                93.24           367.91       $   481.58
                                                                                           =========       ==========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount................................        6,828.28               994.75         7,823.03       $   628.63
                                                                                           =========       ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II...............        --                   2,654.83         2,654.83       $   416.75
                                                                                           =========       ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II..................        --                     275.79           275.79       $   494.33
                                                                                           =========       ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                              OPTIONS VIP
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount..............................       3,209.30              177.32         3,386.62     $ 1,082.22
                                                                                            =========     ==========
  Money Market Subaccount........................       8,508.96           (1,030.29)        7,478.67     $   618.73
                                                                                            =========     ==========
  Bond Subaccount................................       4,154.24            1,601.94         5,756.18     $   608.19
                                                                                            =========     ==========
  Managed Subaccount.............................       1,146.91              582.77         1,729.68     $   861.32
                                                                                            =========     ==========
  Aggressive Growth Subaccount...................         981.44               98.05         1,079.49     $ 1,014.50
                                                                                            =========     ==========
  International Subaccount.......................       1,786.98              181.64         1,968.62     $   975.06
                                                                                            =========     ==========
  All Pro Large Cap Growth Subaccount............         492.98            2,058.67         2,551.65     $   721.62
                                                                                            =========     ==========
  All Pro Large Cap Value Subaccount.............         446.89            1,245.03         1,691.92     $   490.76
                                                                                            =========     ==========
  All Pro Small Cap Growth Subaccount............         601.80            1,324.01         1,925.81     $   919.80
                                                                                            =========     ==========
  All Pro Small Cap Value Subaccount.............         819.30            1,316.38         2,135.68     $   370.54
                                                                                            =========     ==========
Variable Insurance Products Fund:
  High Income Subaccount.........................       2,995.37              274.89         3,270.26     $   792.88
                                                                                            =========     ==========
  Equity-Income Subaccount.......................       7,555.95            2,267.70         9,823.65     $ 1,168.00
                                                                                            =========     ==========
  Growth Subaccount..............................       7,457.87            3,336.97        10,794.84     $ 1,688.61
                                                                                            =========     ==========
  Overseas Subaccount............................       5,329.94              722.70         6,052.64     $   904.13
                                                                                            =========     ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       5,499.52            1,357.28         6,856.80     $   948.86
                                                                                            =========     ==========
  Index 500 Subaccount...........................      10,670.19            4,093.46        14,763.65     $ 1,636.75
                                                                                            =========     ==========
  Contrafund Subaccount..........................       6,091.30            2,178.17         8,269.47     $ 1,382.01
                                                                                            =========     ==========
  Investment Grade Bond Subaccount...............       4,106.10            1,702.04         5,808.14     $   594.26
                                                                                            =========     ==========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       2,497.82              372.64         2,870.46     $   562.85
                                                                                            =========     ==========
  Partners Subaccount............................         830.63            2,146.69         2,977.32     $   490.99
                                                                                            =========     ==========
  Growth Subaccount..............................       1,257.91           (1,257.91)          --             --
                                                                                            =========     ==========
  Balanced Subaccount............................       1,085.82           (1,085.82)          --             --
                                                                                            =========     ==========
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation
    Subaccount...................................         419.13             (419.13)          --             --
                                                                                            =========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                              OPTIONS VIP
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............       2,340.88              266.43         2,607.31     $   535.14
                                                                                            =========     ==========
  Van Eck Worldwide Hard Assets Subaccount.......         371.13               79.99           451.12     $   411.96
                                                                                            =========     ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,431.24              179.32         3,610.56     $   587.10
                                                                                            =========     ==========
  Van Eck Worldwide Real Estate Subaccount.......         207.61               67.06           274.67     $   411.36
                                                                                            =========     ==========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       6,056.22              772.06         6,828.28     $   875.61
                                                                                            =========     ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................             --                  --               --             --
                                                                                            =========     ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................             --                  --               --             --
                                                                                            =========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                                VIP EXTRA CREDIT
                                                                                      2000
--------------------------------------------------------------------------------------------------------------------------
                                                                            NET (DECREASE)/
                                                          UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                       BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount..................................         --                   657.33           657.33     $ 1,170.95
                                                                                                ==========     ==========
  Money Market Subaccount............................         --                15,125.40        15,125.40     $   647.63
                                                                                                ==========     ==========
  Bond Subaccount....................................         --                 1,245.73         1,245.73     $   657.46
                                                                                                ==========     ==========
  Managed Subaccount.................................         --                   710.54           710.54     $   924.31
                                                                                                ==========     ==========
  Aggressive Growth Subaccount.......................         --                   809.35           809.35     $ 1,384.12
                                                                                                ==========     ==========
  International Subaccount...........................         --                   491.82           491.82     $   934.58
                                                                                                ==========     ==========
  All Pro Large Cap Growth Subaccount................         --                 2,334.00         2,334.00     $   576.76
                                                                                                ==========     ==========
  All Pro Large Cap Value Subaccount.................         --                 1,335.30         1,335.30     $   492.50
                                                                                                ==========     ==========
  All Pro Small Cap Growth Subaccount................         --                 2,728.65         2,728.65     $   715.66
                                                                                                ==========     ==========
  All Pro Small Cap Value Subaccount.................         --                 1,832.12         1,832.12     $   441.75
                                                                                                ==========     ==========
  Equity 500 Index Subaccount........................         --                 2,216.64         2,216.64     $ 1,465.42
                                                                                                ==========     ==========
OCC Accumulation Trust:
  Equity Subaccount..................................         --                   302.07           302.07     $ 1,295.47
                                                                                                ==========     ==========
  Managed Subaccount.................................         --                   891.78           891.78     $ 1,252.24
                                                                                                ==========     ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..................         --                   150.69           150.69     $   537.64
                                                                                                ==========     ==========
  Van Eck Worldwide Hard Assets Subaccount...........         --                   213.19           213.19     $   452.62
                                                                                                ==========     ==========
  Van Eck Worldwide Emerging Markets Subaccount......         --                 2,454.88         2,454.88     $   336.57
                                                                                                ==========     ==========
  Van Eck Worldwide Real Estate Subaccount...........         --                   208.39           208.39     $   481.58
                                                                                                ==========     ==========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series.........................         --                 2,372.02         2,372.02     $   399.91
                                                                                                ==========     ==========
  MFS Growth with Income Series......................         --                 1,178.90         1,178.90     $   492.33
                                                                                                ==========     ==========
  MFS New Discovery Series...........................         --                   484.17           484.17     $   463.53
                                                                                                ==========     ==========
  MFS Research Series................................         --                   871.90           871.90     $   445.05
                                                                                                ==========     ==========
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Subaccount...................         --                   971.25           971.25     $   492.40
                                                                                                ==========     ==========
  PIMCO Total Return Bond Subaccount.................         --                 1,113.21         1,113.21     $   550.17
                                                                                                ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                VIP EXTRA CREDIT
                                                                                      2000
--------------------------------------------------------------------------------------------------------------------------
                                                                            NET (DECREASE)/
                                                          UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                       BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund III:
  VIP III Growth Subaccount..........................         --                10,491.24        10,491.24     $   428.78
                                                                                                ==========     ==========
  VIP III Overseas Subaccount........................         --                 2,582.36         2,582.36     $   402.52
                                                                                                ==========     ==========
  VIP III Contrafund Subaccount......................         --                 5,774.50         5,774.50     $   459.53
                                                                                                ==========     ==========
  VIP III Growth Opportunities Subaccount............         --                 1,425.37         1,425.37     $   422.73
                                                                                                ==========     ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II......................         --                 2,577.57         2,577.57     $   416.75
                                                                                                ==========     ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.........................         --                   821.52           821.52     $   494.33
                                                                                                ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                                 VIP PREMIER
                                                                                    2000
------------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                        UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                     BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund:
  Growth Subaccount................................         --                  108.36           108.36      $ 1,170.95
                                                                                              =========      ==========
  Money Market Subaccount..........................         --                2,904.72         2,904.72      $   647.63
                                                                                              =========      ==========
  Bond Subaccount..................................         --                  240.15           240.15      $   657.46
                                                                                              =========      ==========
  Managed Subaccount...............................         --                  287.44           287.44      $   924.31
                                                                                              =========      ==========
  Aggressive Growth Subaccount.....................         --                  318.24           318.24      $ 1,384.12
                                                                                              =========      ==========
  International Subaccount.........................         --                   28.99            28.99      $   934.58
                                                                                              =========      ==========
  All Pro Large Cap Growth Subaccount..............         --                  254.87           254.87      $   576.76
                                                                                              =========      ==========
  All Pro Large Cap Value Subaccount...............         --                  231.19           231.19      $   492.50
                                                                                              =========      ==========
  All Pro Small Cap Growth Subaccount..............         --                  363.27           363.27      $   715.66
                                                                                              =========      ==========
  All Pro Small Cap Value Subaccount...............         --                  245.03           245.03      $   441.75
                                                                                              =========      ==========
  Equity 500 Index Subaccount......................         --                  473.58           473.58      $ 1,465.42
                                                                                              =========      ==========
OCC Accumulation Trust:
  Equity Subaccount................................         --                   73.50            73.50      $ 1,295.47
                                                                                              =========      ==========
  Managed Subaccount...............................         --                  247.44           247.44      $ 1,252.24
                                                                                              =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount................         --                   11.80            11.80      $   537.64
                                                                                              =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.........         --                   33.72            33.72      $   452.62
                                                                                              =========      ==========
  Van Eck Worldwide Emerging Markets Subaccount....         --                  186.05           186.05      $   336.57
                                                                                              =========      ==========
  Van Eck Worldwide Real Estate Subaccount.........         --                   40.83            40.83      $   481.58
                                                                                              =========      ==========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series.......................         --                  178.07           178.07      $   399.91
                                                                                              =========      ==========
  MFS Growth with Income Series....................         --                  435.81           435.81      $   492.33
                                                                                              =========      ==========
  MFS New Discovery Series.........................         --                   58.67            58.67      $   463.53
                                                                                              =========      ==========
  MFS Research Series..............................         --                   54.91            54.91      $   445.05
                                                                                              =========      ==========
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Subaccount.................         --                  270.07           270.07      $   492.40
                                                                                              =========      ==========
  PIMCO Total Return Bond Subaccount...............         --                  151.58           151.58      $   550.17
                                                                                              =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                 VIP PREMIER
                                                                                    2000
------------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                        UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                     BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund III:
  VIP III Growth Subaccount........................         --                1,369.68         1,369.68      $   428.78
                                                                                              =========      ==========
  VIP III Overseas Subaccount......................         --                  467.57           467.57      $   402.52
                                                                                              =========      ==========
  VIP III Contrafund Subaccount....................         --                  689.42           689.42      $   459.53
                                                                                              =========      ==========
  VIP III Growth Opportunities Subaccount..........         --                  270.50           270.50      $   422.73
                                                                                              =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II....................         --                  567.34           567.34      $   416.75
                                                                                              =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.......................         --                  217.42           217.42      $   494.33
                                                                                              =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by PLACA. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and
(5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six to nine full years (depending on the contract), upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused.

     An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the contracts, PLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by other variable annuity contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractholder will receive a refund equal to the contract account value plus certain deductions made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. PLACA reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 2, 2001

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2000          1999
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 2000-$308,364;
      1999-$320,293)........................................  $  297,484    $  304,681
     Held to maturity, at amortized cost (market:
      2000-$30,979; 1999-$41,906)...........................      30,977        42,263
  Equity securities, at market (cost: 2000-$181;
     1999-$232).............................................         377           400
  Mortgage loans............................................      60,208        58,179
  Real estate...............................................       1,549         1,794
  Policy loans..............................................      14,505        11,168
  Other invested assets.....................................       3,971         2,041
                                                              ----------    ----------
       Total investments....................................     409,071       420,526
                                                              ----------    ----------
Cash and cash equivalents...................................       4,033         6,010
Premiums due................................................         320            --
Investment income due and accrued...........................       6,876         6,868
Deferred policy acquisition costs...........................     139,063       133,347
Reinsurance recoverable.....................................       5,025         3,515
Separate account assets.....................................   1,107,659     1,127,941
Other assets................................................       2,753         1,179
                                                              ----------    ----------
       Total assets.........................................  $1,674,800    $1,699,386
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  467,015    $  482,673
  Other policy obligations..................................       1,913         1,744
                                                              ----------    ----------
       Total policy liabilities.............................     468,928       484,417
                                                              ----------    ----------
Payable to parent...........................................         415           917
Federal income taxes payable:
  Current...................................................       1,310         2,676
  Deferred..................................................       2,065         1,246
Separate account liabilities................................   1,104,089     1,124,803
Other liabilities...........................................       5,700         5,191
                                                              ----------    ----------
       Total liabilities....................................   1,582,507     1,619,250
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      49,165        44,165
  Retained earnings.........................................      44,126        37,306
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (3,498)       (3,835)
                                                              ----------    ----------
       Total equity.........................................      92,293        80,136
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,674,800    $1,699,386
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               2000       1999       1998
                                                              -------    -------    -------
REVENUES
Policy and contract charges.................................  $30,273    $29,386    $18,239
Premiums....................................................   22,283     18,031     13,269
Net investment income.......................................   30,541     34,876     35,262
Other income................................................    4,184      2,927      2,705
Net realized (losses) gains on investments..................   (1,457)    (1,887)     2,010
                                                              -------    -------    -------
  Total revenues............................................   85,824     83,333     71,485
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   14,722     13,435     13,884
Change in future policyholder benefits......................   31,110     32,415     24,791
Commissions and operating expenses..........................   30,239     22,736     19,859
Policyholder dividends......................................    1,161      1,090        958
                                                              -------    -------    -------
  Total benefits and expenses...............................   77,232     69,676     59,492
                                                              -------    -------    -------
     Income before income taxes.............................    8,592     13,657     11,993
Income tax expense:
  Current...................................................    1,135      2,645      3,776
  Deferred..................................................      637      2,052        436
                                                              -------    -------    -------
     Total income tax expense...............................    1,772      4,697      4,212
                                                              -------    -------    -------
       Net Income...........................................  $ 6,820    $ 8,960    $ 7,781
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON              CAPITAL                 APPRECIATION
                                      STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES    EQUITY
                                      ------   ------   -----------   --------   --------------   -------
Balance at January 1, 1998..........  2,500    $2,500     $44,165     $20,565       $ 2,859       $70,089
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,781            --         7,781
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --          (604)         (604)
                                                                                                  -------
  Total comprehensive income........                                                                7,177
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1998........  2,500    2,500       44,165      28,346         2,255        77,266
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       8,960            --         8,960
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --        (6,090)       (6,090)
                                                                                                  -------
  Total comprehensive income........                                                                2,870
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1999........  2,500    2,500       44,165      37,306        (3,835)       80,136
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       6,820            --         6,820
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --           337           337
                                                                                                  -------
  Total comprehensive income........                                                                7,157
  Capital contribution from
     parent.........................     --       --        5,000          --            --         5,000
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 2000........  2,500    $2,500     $49,165     $44,126       $(3,498)      $92,293
                                      =====    ======     =======     =======       =======       =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2000        1999        1998
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   6,820   $   8,960   $   7,781
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     23,279      24,461      21,927
  Amortization of deferred policy acquisition costs.........     24,379      16,426      14,804
  Capitalization of deferred policy acquisition costs.......    (34,336)    (31,369)    (35,985)
  Deferred Federal income taxes.............................        637       2,052         436
  Net realized losses (gains) on investments................      1,457       1,887      (2,010)
  Change in reinsurance recoverable.........................     (1,510)       (461)     71,620
  Change in policy liabilities..............................      8,781        (894)    (77,582)
  Other, net................................................     (1,029)     (3,498)     (4,004)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) operating activities.....     28,478      17,564      (3,013)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     27,576      27,312      22,472
  Equity securities.........................................        113         652         370
  Real estate...............................................        489          --       5,324
  Other invested assets.....................................        303         566         248
Proceeds from maturities of investments:
  Held to maturity securities...............................     14,653      13,801      10,128
  Available for sale securities.............................     35,151      58,546      56,894
  Mortgage loans............................................      6,369       8,631       4,436
Purchases of investments:
  Held to maturity securities...............................     (3,290)     (1,080)     (2,000)
  Available for sale securities.............................    (54,214)    (53,496)   (119,639)
  Equity securities.........................................         (5)         --        (207)
  Mortgage loans............................................     (9,125)     (8,825)    (17,166)
  Real estate...............................................         (6)        (65)       (195)
  Other invested assets.....................................     (2,233)     (2,507)         --
Contributions of separate account seed money................       (350)         --        (330)
Withdrawals of separate account seed money..................         --          --         265
Policy loans, net...........................................     (3,337)     (2,714)     (1,729)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) investing activities.....     12,094      40,821     (41,129)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    204,658     212,196     302,071
Variable universal life and investment product withdrawals
  and fees..................................................   (252,207)   (270,152)   (252,348)
Capital contribution from parent............................      5,000          --          --
                                                              ---------   ---------   ---------
    Net cash (used in) provided by financing activities.....    (42,549)    (57,956)     49,723
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     (1,977)        429       5,581
Cash and cash equivalents, beginning of year................      6,010       5,581          --
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   4,033   $   6,010   $   5,581
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   2,500   $   6,246   $   1,434
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $     653   $   1,245   $     500
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 74% of the Company's sales for the year ended December 31, 2000. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net income was $603, $886 and $1,702 for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory surplus was $43,372 and $44,161 as of December 31, 2000 and 1999, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $740 at both December 31, 2000 and 1999.

     Policy loans are reported at unpaid principal balances.

     Foreclosed real estate is carried at lower of cost or fair value and is held for sale.

     Other invested assets consist of limited partnerships carried at the lower of cost or market value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company has reviewed the provisions of SFAS No. 133 and has determined that its impact on the financial statements will not be material.

     Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of this statement did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

  Variable Life Insurance and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance Products

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life Insurance and Investment-Type Products

     Revenues for variable life insurance and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited interest at rates which ranged from 4.0% to 7.9% in 2000.

  Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins was 7.9% for 2000, 8.0% for 1999 and 8.25% for 1998.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2000 and 1999:

                                       DECEMBER 31, 2000           DECEMBER 31, 1999
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $297,484      $297,484      $304,681      $304,681
  Held to maturity................     $30,979       $30,977       $41,906       $42,263
Equity securities.................        $377          $377          $400          $400
Mortgage loans....................     $62,074       $60,208       $57,261       $58,179
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,528        $7,556        $7,407        $7,428
Individual annuities..............  $1,296,374    $1,327,701    $1,346,732    $1,384,023

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2000 and 1999 are as follows:

                                                                  DECEMBER 31, 2000
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,696       $   65       $     1      $  1,760
Obligations of states and political
  subdivisions..................................     1,197           32             7         1,222
Corporate securities............................   286,694        2,580        13,695       275,579
Mortgage-backed securities......................    18,777          316           170        18,923
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   308,364        2,993        13,873       297,484
Equity securities...............................       181          234            38           377
                                                  --------       ------       -------      --------
  Total.........................................  $308,545       $3,227       $13,911      $297,861
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,136        $463          $ --        $ 4,599
Corporate securities.............................    25,687         326           840         25,173
Mortgage-backed securities.......................     1,154          53            --          1,207
                                                    -------        ----          ----        -------
  Total..........................................   $30,977        $842          $840        $30,979
                                                    =======        ====          ====        =======

                                                                  DECEMBER 31, 1999
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,714       $    1       $    67      $  1,648
Obligations of states and political
  subdivisions..................................       952           37            --           989
Corporate securities............................   290,080          751        15,499       275,332
Mortgage-backed securities......................    27,547          155           990        26,712
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   320,293          944        16,556       304,681
Equity securities...............................       232          171             3           400
                                                  --------       ------       -------      --------
  Total.........................................  $320,525       $1,115       $16,559      $305,081
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,165        $182          $ 23        $ 4,324
Corporate securities.............................    36,770          99           653         36,216
Mortgage-backed securities.......................     1,328          38            --          1,366
                                                    -------        ----          ----        -------
  Total..........................................   $42,263        $319          $676        $41,906
                                                    =======        ====          ====        =======

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 20,135      $ 20,163
Due after one year through five years.......................   144,185       141,649
Due after five years through ten years......................    84,306        79,805
Due after ten years.........................................    59,738        55,867
                                                              --------      --------
  Total.....................................................  $308,364      $297,484
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
HELD TO MATURITY                                                COST       FAIR VALUE
----------------                                              ---------    ----------
Due in one year or less.....................................   $   300      $   302
Due after one year through five years.......................    18,198       17,728
Due after five years through ten years......................     9,731       10,140
Due after ten years.........................................     2,748        2,809
                                                               -------      -------
  Total.....................................................   $30,977      $30,979
                                                               =======      =======

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized (losses) gains on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows:

                                                          2000       1999       1998
                                                         -------    -------    ------
Fixed maturities.......................................  $(1,099)   $(1,506)   $ (292)
Equity securities......................................       57       (393)     (273)
Mortgage loans.........................................       --         --      (194)
Real estate............................................     (415)        --     2,735
Other invested assets..................................       --         12        34
                                                         -------    -------    ------
                                                         $(1,457)   $(1,887)   $2,010
                                                         =======    =======    ======

     Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2000 and 1999 is summarized as follows:

                                                                2000        1999
                                                              --------    --------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(10,684)   $(15,444)
     Amortization of deferred policy acquisition costs......     5,304       9,545
     Deferred Federal income taxes..........................     1,882       2,064
                                                              --------    --------
Net unrealized (depreciation) appreciation..................  $ (3,498)   $ (3,835)
                                                              ========    ========

     Net investment income, by type of investment, is as follows for the years ending December 31, 2000, 1999 and 1998:

                                                         2000       1999       1998
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $22,586    $25,413    $25,294
  Held to maturity....................................    2,880      4,126      4,686
Equity securities.....................................        7          2         66
Mortgage loans........................................    4,842      5,099      4,485
Real estate...........................................      300        183        523
Policy loans..........................................      606        427        299
Cash and cash equivalents.............................      455        255        431
Other, net............................................      216        119        781
                                                        -------    -------    -------
                                                         31,892     35,624     36,565
Less investment expenses..............................   (1,351)      (748)    (1,303)
                                                        -------    -------    -------
Net investment income.................................  $30,541    $34,876    $35,262
                                                        =======    =======    =======

4.  MORTGAGE LOANS

     There were no impaired loans as of December 31, 2000 and 1999.

     A reconciliation of the reserve balance, which represents general reserves, for mortgage loans for 2000 and 1999 is as follows:

                                                              2000     1999
                                                              ----    ------
Balance at January 1........................................  $740    $1,064
Provision, net of recoveries................................    --      (324)
Releases due to foreclosures................................    --        --
                                                              ----    ------
Balance at December 31......................................  $740    $  740
                                                              ====    ======

     The average recorded investment in impaired loans was $0 and $1,418 during 2000 and 1999, respectively. Interest income recognized on impaired loans during 2000, 1999 and 1998 was $0, $124 and $237, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate totaled $1,549 and $1,794 as of December 31, 2000 and 1999, respectively. Depreciation expense was $0, $0 and $116 for the years ended December 31, 2000, 1999 and 1998, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for 2000, 1999 and 1998 is as follows:

                                                       2000        1999        1998
                                                     --------    --------    --------
Balance at January 1,..............................  $133,347    $104,913    $ 83,291
Expenses deferred..................................    34,336      31,369      35,985
Amortization of DAC................................   (24,379)    (16,426)    (14,804)
Effect on DAC from unrealized (gains) losses.......    (4,241)     13,491         441
                                                     --------    --------    --------
Balance at December 31,............................  $139,063    $133,347    $104,913
                                                     ========    ========    ========

7.  FEDERAL INCOME TAXES

     The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                           --------------------------
                                                            2000      1999      1998
                                                           ------    ------    ------
Federal income tax at statutory rate.....................  $3,007    $4,780    $4,198
  Current year equity tax................................     528       817       664
  True down of prior years' equity tax...................    (664)     (900)     (650)
  Other..................................................  (1,099)       --        --
                                                           ------    ------    ------
Provision for Federal income tax from operations.........  $1,772    $4,697    $4,212
                                                           ======    ======    ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2000 and 1999:

                                                               2000       1999
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,254    $36,685
                                                              -------    -------
  Total deferred tax liability..............................   39,254     36,685
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   33,466     32,505
Invested assets.............................................    1,484        422
Policyholder dividends......................................      218        203
Net unrealized loss on available for sale securities........    1,883      2,065
Other.......................................................      138        244
                                                              -------    -------
  Total deferred tax asset..................................   37,189     35,439
                                                              -------    -------
Net deferred tax liability..................................  $ 2,065    $ 1,246
                                                              =======    =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                             CEDED TO      ASSUMED
                                                GROSS         OTHER       FROM OTHER      NET
                                                AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                              ----------    ----------    ----------    --------
DECEMBER 31, 2000:
Life insurance in force.....................  $4,019,597    $3,106,563     $18,600      $931,634
                                              ==========    ==========     =======      ========
Premiums....................................  $   23,230    $    1,027     $    80      $ 22,283
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  467,015    $    5,025     $ 1,549      $463,539
                                              ==========    ==========     =======      ========
DECEMBER 31, 1999:
Life insurance in force.....................  $3,304,015    $2,454,842     $25,319      $874,492
                                              ==========    ==========     =======      ========
Premiums....................................  $   18,580    $      639     $    90      $ 18,031
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  482,673    $    3,515     $ 1,968      $481,126
                                              ==========    ==========     =======      ========
DECEMBER 31, 1998:
Life insurance in force.....................  $2,763,532    $1,980,669     $34,968      $817,831
                                              ==========    ==========     =======      ========
Premiums....................................  $   13,771    $      666     $   164      $ 13,269
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  517,625    $    3,054     $ 2,378      $516,949
                                              ==========    ==========     =======      ========

     On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140.

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 2000 and 1999. Deposits ceded during 2000 and 1999 were $2,314 and $2,627, respectively.

     Approximately $1,943,283 and $1,668,604 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 2000 and 1999, respectively. Premiums and deposits ceded were $1,532 and $4,146 during 2000 and 1999, respectively. Reinsurance recoverables at December 31, 2000 and 1999 were $113 and $132, respectively.

9.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $16,848, $15,941 and $16,581 for 2000, 1999 and 1998, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 2000 and 1999 approximated $67,028 and $73,957, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 2000, the Company had outstanding mortgage loan and limited partnership commitments of approximately $4,701. The mortgage loan commitments, which expire through February 2001, totaled $3,000 and were issued during 2000 at interest rates consistent with rates applicable on December 31, 2000. As a result, the fair value of these commitments approximates the face amount.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 2000 and 1999. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998. The approximate net losses generated from the hedge positions were $33 in 1998. There were no open hedge positions at December 31, 2000 and 1999.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 2000 or 1999.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2000 and 1999, approximately $31,305 and $34,449, respectively, in debt security investments (12.7% and 9.5%, respectively, of the total debt security portfolio) are considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 2000 of $1,037 were non-income producing for the year ended December 31, 2000.

     The Company had debt security investments in the financial services industry at both December 31, 2000 and 1999 that exceeded 5% of total assets.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 2000, there was one delinquent mortgage loan (i.e., a loan where payments on principal and/or interest are over 90 days past due) in the amount of $396. There were no delinquent loans as of December 31, 1999.

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows:

                                                       BEFORE         TAX         NET OF
                                                        TAX        (EXPENSE)       TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 2000
  Unrealized (depreciation) appreciation on
     securities....................................   $   (938)     $  328       $  (610)
  Less: reclassification adjustment for losses
     realized in net income........................      1,457        (510)          947
                                                      --------      ------       -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $    519      $ (182)      $   337
                                                      ========      ======       =======
YEAR ENDED DECEMBER 31, 1999:
  Unrealized appreciation (depreciation) on
     securities....................................   $(11,256)     $3,939       $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887        (660)        1,227
                                                      --------      ------       -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $3,279       $(6,090)
                                                      ========      ======       =======
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $  1,081      $ (378)      $   703
  Less: reclassification adjustment for gains
     realized in net income........................     (2,010)        703        (1,307)
                                                      --------      ------       -------
  Net change in unrealized appreciation
     (depreciation) on securities..................   $   (929)     $  325       $  (604)
                                                      ========      ======       =======

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


       (a)  Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.
            (1)   (a)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account and
                       subaccounts (the Growth; Money Market; Bond; Managed;
                       Aggressive Growth; and International subaccounts) dated
                       November 20, 1991.(4)
                  (b)  Unanimous Consent of the Board of Directors of
                       Providentmutual Life and Annuity Company of America
                       authorizing additional Subaccounts of the Providentmutual
                       Variable Annuity Separate Account dated June 7, 1993
                       (authorizing the establishment of the Fidelity Growth;
                       Fidelity Equity-Income; Fidelity High Income Bond; Fidelity
                       Asset Manager; Scudder Bond and Dreyfus Zero Coupon 2000
                       Bond subaccounts).(4)
                  (c)  Resolution of the Executive Committee of the Board of
                       Directors of Providentmutual Life and Annuity Company of
                       America authorizing additional Subaccounts of the
                       Providentmutual Variable Annuity Separate Account dated
                       April 13, 1995 (authorizing the establishment of the
                       Fidelity Contrafund(R); Scudder Growth and Income; Scudder
                       International; Dreyfus Growth and Income; Dreyfus Socially
                       Responsible; Federated U.S. Government Bond Fund and
                       Federated Utility subaccounts).(1)
                  (d)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the Van Eck
                       Worldwide Emerging Markets subaccount).(1)
                  (e)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the All Pro Large
                       Cap Value; All Pro Large Cap Growth; All Pro Small Cap Value
                       and All Pro Small Cap Growth subaccounts).(1)
            (2)   Not applicable.
            (3)   (a)  Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the
                       Providentmutual Variable Annuity Separate Account.(1)
                  (b)  Form of Selling Agreement between PML Securities, Inc. and
                       Sentinel Financial Services Company.(1)
            (4)   (a)  Form of Individual Flexible Premium Deferred Variable
                       Annuity Contract (PL512).(1)
                  (b)  Amendment of Contract Provisions Rider (for Unisex
                       Contracts) (PL470.13A).(1)
                  (c)  Qualified Plan Rider (PL471).(1)
                  (d)  403(b) Annuity Loan Rider (PL515).(1)
                  (e)  Death Benefit Rider "Step Up" (PL547).(1)
                  (f)  Simple IRA Rider (PL549).(1)
                  (g)  SEP IRA Rider (PL550).(1)

                  (h)  Amendment to Qualify Deferred Annuity Contract as an IRA
                       Rider (PL553).(1)
                  (i)  Amendment to Qualify Deferred Annuity Contract as a TSA
                       Under 403(b) Rider (PL554).(1)
                  (j)  Amendment for a Charitable Remainder Trust Rider (PL558).(1)
                  (k)  Systematic Withdraw Plan Rider (PL600).(1)
            (5)   Form of Application and 1717 Capital Management Company
                  Suitability Statement.(1)
            (6)   (a)  Restated Certificate of Incorporation of Providentmutual
                       Life and Annuity Company of America.(1)
                  (b)  By-Laws of Providentmutual Life and Annuity Company of
                       America.(1)
            (7)   Not applicable.
            (8)   (a)  Participation Agreement among Market Street Fund,
                       Providentmutual Life and Annuity Company of America and PML
                       Securities, Inc.(1)
                  (b)  Participation Agreement among Variable Insurance Products
                       Fund, Fidelity Distributors Corporation and Providentmutual
                       Life and Annuity Company of America.(2)
                  (c)  Participation Agreement among Variable Insurance Products
                       Fund II, Fidelity Distributors Corporation and
                       Providentmutual Life and Annuity Company of America.(2)
                  (d)  Participation Agreement between Van Eck Investment Trust and
                       Providentmutual Life and Annuity Company of America.(1)
                  (e)  Participation Agreement among OCC Accumulation Trust,
                       Providentmutual Life and Annuity Company of America and OCC
                       Distributors.(4)
                  (f)  Participation Agreement among Scudder Variable Life
                       Investment Fund, Providentmutual Life and Annuity Company of
                       America and Scudder Investor Services, Inc.(4)
                  (g)  Participation Agreement among Dreyfus Variable Investment
                       Fund, Providentmutual Life and Annuity Company of America
                       and Premier Mutual Fund Services, Inc.(4)
                  (h)  Participation Agreement among Insurance Management Series,
                       Providentmutual Life and Annuity Company of America and
                       Federated Securities Corp.(4)
                  (i)  Form of Fund Participation Agreement among Strong Variable
                       Insurance Funds, Inc., Providentmutual Life and Annuity
                       Company of America and Strong Investments, Inc.(4)
                  (j)  Service Agreement between Providentmutual Life and Annuity
                       Company of America and Provident Mutual Life Insurance
                       Company of Philadelphia.(1)
                  (k)  Support Agreement between Provident Mutual Life Insurance
                       Company and Providentmutual Life and Annuity Company of
                       America.(1)
                  (l)  Participation Agreement among Market Street Fund,
                       Providentmutual Life and Annuity Company of America and 1717
                       Capital Management Company.(6)
            (9)   (a)  Opinion and Consent of James Bernstein, Esquire.
            (9)   (b)  Consent of James Bernstein, Esquire.
            (10)  (a)  Consent of Sutherland Asbill & Brennan LLP.
                  (b)  Consent of PricewaterhouseCoopers LLP.
            (11)  No financial statements will be omitted from Item 23.

           (12)       Not applicable.
           (13)       Schedule for computation of performance data.(3)
           (14)       Powers of Attorney.(5)


---------------

(1) Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.



(2) Incorporated herein by reference to post-effective amendment No. 18 to the Form S-6 registration statement for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998, File No. 33-2625.



(3) Incorporated herein by reference to post-effective amendment No. 7, filed on April 30, 1999, File No. 33-65512.



(4)Incorporated herein by reference to post-effective amendment No. 8 to this Registration Statement filed on April 25, 2000, File No. 33-65512.



(5)Incorporated herein by reference to post-effective amendment No. 1 to Form S-6 registration statement for Providentmutual Variable Life Separate Account, filed on February 8, 2001, File No. 333-67775.



(6)Incorporated herein by reference to the Initial Filing to the Form N-4 registration statement, filed on April 5, 2001, File No. 333-58310.


Item 25.  Directors and Officers of the Depositor


         NAME AND PRINCIPAL BUSINESS ADDRESS*              POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------              -----------------------------------
Robert W. Kloss.......................................    Director and President
Mary Lynn Finelli.....................................    Director and Vice President
Alan F. Hinkle........................................    Director, Vice President and Actuary
James D. Kestner......................................    Director
Sarah C. Lange........................................    Director
Mehran Assadi.........................................    Director
Linda M. Springer.....................................    Director
Joan C. Tucker........................................    Director and Vice President
Michael Funck.........................................    Financial Reporting Officer
Scott V. Carney.......................................    Vice President and Actuary
Rosanne Gatta.........................................    Treasurer
Anthony Giampietro....................................    Assistant Treasurer
Kathleen Walsh........................................    Chief Compliance Officer
Deborah Thiel Hall....................................    Compliance Officer
Timothy P. Henry......................................    Vice President and Investment Officer
Joseph T. Laudadio....................................    Underwriting Officer
Todd R. Miller........................................    Assistant Financial Reporting Officer
Stephen L. White......................................    Vice President and Actuary
Dina Welch............................................    Investment Officer


---------------


* Principal business address is c/o Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Provident Mutual                Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company
  (PMLIC)
Providentmutual Life and        Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                               voting securities
  of America                                    by PMLIC
Provident Mutual International  Delaware        Ownership of all           Life & Health Insurance
  Life Insurance Company                        voting securities
                                                by PMLIC
Providentmutual                 Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)                         voting securities
                                                by PMLIC
1717 Capital Management         Pennsylvania    Ownership of all           Broker/Dealer
  Company                                       voting securities by
                                                PHC
1717 Brokerage Services, Inc.   Pennsylvania    Ownership of all voting    Insurance Agency
  (1717 BSI)                                    securities by RCMD
Market Street Investment        Pennsylvania    Ownership of all           Investment Adviser
  Management Company                            voting securities
                                                by PHC
Washington Square               Pennsylvania    Ownership of all           Administrative Services
  Administrative Services,                      voting securities
  Inc.                                          by PHC
Institutional Concepts, Inc.    New York        Ownership of all           Inactive
                                                voting securities
                                                by PHC
Provestco, Inc.                 Delaware        Ownership of all           Real Estate Investment
                                                voting securities
                                                by PHC
PNAM, Inc.                      Delaware        Ownership of all           Holding Company
                                                voting securities
                                                by PHC
Sigma American                  Delaware        Ownership of 80.2%         Investment Management
  Corporation (Sigma)                           voting securities by       and Advisory Services
                                                PHC and 19.8% voting
                                                securities by PMLIC
Providentmutual                 Delaware        Ownership of all           Investment Management
  Management Co., Inc. (PMCI)                   voting securities          and Advisory Services
                                                by Sigma
Software Development            Delaware        Ownership of all           Development and
  Co.                                           voting securities          Marketing of Computer
                                                by PHC                     Software
Market Street Fund              Delaware        Affiliate                  Mutual Fund
                                (business
                                trust)

                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Four P Finance Company          Pennsylvania    Ownership of all           Inactive
                                                voting securities
                                                by PHC
RCMD Financial                  Delaware        Ownership of all           Holding Company
  Services, Inc. (RCMD)                         voting securities
                                                by PHC
1717 Advisory Services, Inc.    Pennsylvania    Ownership of all           Inactive
                                                voting securities
                                                by RCMD Financial
                                                Services
Providentmutual                 Delaware        Ownership of all           Inactive
  Distributors, Inc.                            voting securities
                                                by Sigma
RF Advisers, Inc.               Pennsylvania    Ownership of all           Inactive
                                                voting securities
                                                by Sigma
Delfi Realty Corporation        Delaware        Ownership of all           American Corporation
                                                voting securities
                                                by Sigma
Providentmutual                 Pennsylvania    Ownership of all           Investment Management
  Financial Services, Inc.                      voting securities          and Advisory Services
                                                by PMCI
1717 Insurance Agency           Massachusetts   Ownership of all voting    Insurance Agency
  of Massachusetts, Inc.                        securities by 1717 BSI
1717 Insurance Agency           Texas           Affiliate                  Insurance Agency
  of Texas, Inc.


Item 27.  Number of Policyowners


     As of March 22, 2001 there were a total of 15,346 individual flexible premium deferred variable annuity contracts (File No. 33-65512) outstanding -- 5,934 non-qualified and 9,408 qualified.

Item 28.  Indemnification

     The By-Laws of Providentmutual Life and Annuity Company of America provide, in part in Article XII, as follows:

                                  ARTICLE XII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) 1717 Capital Management Company (1717) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. 1717 is also principal underwriter for the Market Street Fund, for Providentmutual Variable Life Separate Account and for the Provident Mutual Variable Life and Annuity Separate Accounts.

     (b) The following information is furnished with respect to the officers and directors of 1717:


            NAME AND PRINCIPAL                   POSITIONS AND OFFICES          POSITIONS AND OFFICES
            BUSINESS ADDRESS*                          WITH 1717                    WITH DEPOSITOR
            ------------------                   ---------------------          ---------------------
Mehran Assadi.............................  Director                         Executive Vice President
Mary Lynn Finelli.........................  Director                         Executive Vice President and
                                                                               Chief Financial Officer
Alan F. Hinkle............................  Director                         Executive Vice President and
                                                                               Chief Actuary
Robert W. Kloss...........................  Director                         President and Chief
                                                                               Executive Officer
Joan C. Tucker............................  Director                         Executive Vice President
Lance Reihl...............................  President                        None
Bryan Pfister.............................  Vice President                   None
Rich Locher...............................  Marketing Officer                None
Rosanne Gatta.............................  Treasurer                        Treasurer
Anthony Giampietro........................  Assistant Treasurer              Assistant Treasurer
Deborah Thiel Hall........................  Insurance Compliance Officer     Assistant Vice President and
                                                                               Compliance Officer
Anthony Mastrangelo.......................  Assistant Financial Reporting    None
                                              Officer
Todd R. Miller............................  Assistant Financial Reporting    Assistant Financial
                                              Officer                          Reporting Officer
Alison Naylor.............................  Compliance Officer               Compliance Officer
Linda M. Springer.........................  Financial Reporting Officer      Senior Vice President and
                                                                               Controller
Kathleen Walsh............................  Chief Compliance Officer         Vice President and Chief
                                                                               Compliance Officer


---------------

* Principal business address is c/o Provident Mutual, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.


     (c) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)             (2)                                              (5)
  NAME OF     NET UNDERWRITING         (3)             (4)
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------
   1717             N/A               None             N/A           N/A

Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by PLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. PLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

     Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933, AND PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT AND PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA HAVE CAUSED THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON THEIR BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN NEW CASTLE COUNTY, STATE OF DELAWARE ON THIS 25TH DAY OF APRIL, 2001.

                                            PROVIDENTMUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)


             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------       --------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer


                                            By: PROVIDENTMUTUAL LIFE AND ANNUITY
                                                  COMPANY OF AMERICA (DEPOSITOR)


             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------       --------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer



     AS REQUESTED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON APRIL 25, 2001.



                        SIGNATURES                                             TITLE
                        ----------                                             -----
                    /s/ ROBERT W. KLOSS                        Chairman of the Board of Directors,
-----------------------------------------------------------      President and
                      ROBERT W. KLOSS                            Chief Executive Officer
                                                                 (Principal Executive Officer)
                   /s/ MARY LYNN FINELLI                       Vice President and Director
-----------------------------------------------------------      (Principal Financial Officer)
                     MARY LYNN FINELLI
                     /s/ MICHAEL FUNCK                         Financial Reporting Officer
-----------------------------------------------------------      (Principal Accounting Officer)
                       MICHAEL FUNCK
                             *                                 Vice President and Actuary
-----------------------------------------------------------
                      SCOTT V. CARNEY
                             *                                 Director, Vice President, and Actuary
-----------------------------------------------------------
                      ALAN F. HINKLE
                             *                                 Director
-----------------------------------------------------------
                     JAMES D. KESTNER


                        SIGNATURES                                             TITLE
                        ----------                                             -----

                             *                                 Director
-----------------------------------------------------------
                      SARAH C. LANGE
                             *                                 Director
-----------------------------------------------------------
                       MEHRAN ASSADI
                             *                                 Director and Vice President
-----------------------------------------------------------
                      JOAN C. TUCKER
                             *                                 Director
-----------------------------------------------------------
                     LINDA M. SPRINGER
                             *                                 Treasurer
-----------------------------------------------------------
                       ROSANNE GATTA
                 *By: /s/ JAMES BERNSTEIN
-----------------------------------------------------------
                      JAMES BERNSTEIN
                     Attorney-in-Fact
               Pursuant to Power of Attorney

                                 EXHIBIT INDEX


EXHIBITS                                                                 PAGE
--------                                                                 ----
 (9)(a)    Opinion and Consent of James Bernstein, Esquire.
 (9)(b)    Consent of James Bernstein, Esquire.
(10)(a)    Consent of Sutherland Asbill & Brennan LLP.
(10)(b)    Consent of PricewaterhouseCoopers LLP, Independent
           Accountants.